UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04000
CALVERT VARIABLE PRODUCTS, INC.
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
John H. Streur
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: December 31

Date of reporting period: Fiscal quarter ended March 31, 2016

Item 1. Schedule of Investments.
CALVERT VP SRI LARGE CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2016 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 98.7%

Banks - 10.2%
BB&T Corp.	24,000	798,480
PNC Financial Services Group, Inc. (The)	27,056	2,288,126
US Bancorp	67,500	2,739,825
Wells Fargo & Co.	42,000	2,031,120
		7,857,551

Beverages - 3.1%
PepsiCo, Inc.	23,050	2,362,164

Biotechnology - 4.6%
Amgen, Inc.	12,800	1,919,104
Gilead Sciences, Inc.	17,798	1,634,924
		3,554,028

Capital Markets - 4.2%
Bank of New York Mellon Corp. (The)	45,188	1,664,274
Invesco Ltd.	24,000	738,480
T. Rowe Price Group, Inc.	11,000	808,060
		3,210,814

Chemicals - 3.1%
E. I. du Pont de Nemours & Co.	15,000	949,800
Potash Corp. of Saskatchewan, Inc.	84,677	1,441,203
		2,391,003

Communications Equipment - 2.2%
Cisco Systems, Inc.	58,724	1,671,872

Consumer Finance - 1.8%
Capital One Financial Corp.	19,604	1,358,753

Diversified Telecommunication Services - 5.4%
AT&T, Inc.	45,000	1,762,650
Verizon Communications, Inc.	44,005	2,379,790
		4,142,440
See notes to Schedule of Investments.

Electrical Equipment - 2.5%
Eaton Corp. plc	30,251	1,892,503

Energy Equipment & Services - 7.8%
Core Laboratories NV	11,200	1,258,992
FMC Technologies, Inc. *	26,000	711,360
National Oilwell Varco, Inc.	70,635	2,196,748
Oceaneering International, Inc.	15,500	515,220
Technip SA	23,459	1,301,350
		5,983,670

Food & Staples Retailing - 1.5%
CVS Health Corp.	11,500	1,192,895

Food Products - 1.1%
General Mills, Inc.	13,200	836,220

Health Care Equipment & Supplies - 1.1%
Medtronic plc	11,027	827,025

Hotels, Restaurants & Leisure - 1.1%
Cedar Fair LP	13,900	826,355

Household Products - 2.8%
Procter & Gamble Co. (The)	26,650	2,193,562

Industrial Conglomerates - 2.4%
General Electric Co.	58,864	1,871,287

Insurance - 5.8%
American International Group, Inc.	42,246	2,283,396
MetLife, Inc.	30,416	1,336,479
Willis Towers Watson plc	7,000	830,620
		4,450,495

Internet Software & Services - 2.3%
Alphabet, Inc., Class C *	2,360	1,758,082

IT Services - 2.3%
International Business Machines Corp.	11,947	1,809,373

Machinery - 2.9%
Deere & Co.	15,249	1,174,021
Dover Corp.	16,800	1,080,744
		2,254,765
See notes to Schedule of Investments.

Media - 4.3%
Comcast Corp., Class A	26,815	1,637,860
Time Warner, Inc.	22,865	1,658,856
		3,296,716

Multiline Retail - 1.8%
Target Corp.	17,000	1,398,760

Personal Products - 3.1%
Unilever NV, NY Shares	53,935	2,409,816

Pharmaceuticals - 8.1%
Merck & Co., Inc.	43,589	2,306,294
Pfizer, Inc.	51,824	1,536,064
Sanofi SA (ADR)	59,039	2,371,006
		6,213,364

Semiconductors & Semiconductor Equipment - 5.1%
Intel Corp.	50,550	1,635,292
QUALCOMM, Inc.	44,327	2,266,883
		3,902,175

Software - 3.1%
Microsoft Corp.	43,357	2,394,607

Textiles, Apparel & Luxury Goods - 2.1%
Swatch Group AG (The)	4,778	1,660,894

Wireless Telecommunication Services - 2.9%
Vodafone Group plc (ADR)	70,199	2,249,878

Total Common Stocks (Cost $79,555,692)		75,971,067

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 1.5%
State Street Bank Time Deposit, 0.278%, 4/1/16	1,163,509	1,163,509

Total Time Deposit (Cost $1,163,509)		1,163,509

TOTAL INVESTMENTS (Cost $80,719,201) - 100.2%		77,134,576
Other assets and liabilities, net - (0.2)%		(119,732)
NET ASSETS - 100.0%		$77,014,844

See notes to Schedule of Investments.

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.

Abbreviations:
ADR:	American Depositary Receipts
LP:	Limited Partnership
Ltd.:	Limited
plc:	Public Limited Company
See notes to Schedule of Investments.

CALVERT VP S&P 500 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2016 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 97.4%

Aerospace & Defense - 2.4%
Boeing Co. (The)	11,795	1,497,257
General Dynamics Corp.	5,566	731,205
Honeywell International, Inc.	14,434	1,617,330
L-3 Communications Holdings, Inc.	1,468	173,958
Lockheed Martin Corp.	4,950	1,096,425
Northrop Grumman Corp.	3,416	676,026
Raytheon Co.	5,639	691,511
Rockwell Collins, Inc.	2,500	230,525
Textron, Inc.	5,149	187,733
United Technologies Corp.	14,580	1,459,458
		8,361,428

Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	2,738	203,242
Expeditors International of Washington, Inc.	3,600	175,716
FedEx Corp.	4,918	800,257
United Parcel Service, Inc., Class B	13,105	1,382,184
		2,561,399

Airlines - 0.6%
American Airlines Group, Inc.	11,397	467,391
Delta Air Lines, Inc.	14,924	726,500
Southwest Airlines Co.	12,181	545,709
United Continental Holdings, Inc. *	6,794	406,689
		2,146,289

Auto Components - 0.3%
BorgWarner, Inc.	4,218	161,971
Delphi Automotive plc	5,246	393,555
Goodyear Tire & Rubber Co. (The)	5,121	168,891
Johnson Controls, Inc.	12,252	477,460
		1,201,877

Automobiles - 0.6%
Ford Motor Co.	73,120	987,120
General Motors Co.	26,523	833,618
Harley-Davidson, Inc.	3,598	184,685
		2,005,423
See notes to Schedule of Investments.

Banks - 5.1%
Bank of America Corp.	195,017	2,636,630
BB&T Corp.	14,435	480,252
Citigroup, Inc.	55,794	2,329,399
Citizens Financial Group, Inc.	9,900	207,405
Comerica, Inc.	3,350	126,865
Fifth Third Bancorp	15,164	253,087
Huntington Bancshares, Inc.	15,271	145,685
JPMorgan Chase & Co.	69,367	4,107,914
KeyCorp	16,295	179,897
M&T Bank Corp.	2,990	331,890
People's United Financial, Inc.	6,131	97,667
PNC Financial Services Group, Inc. (The)	9,511	804,345
Regions Financial Corp.	25,440	199,704
SunTrust Banks, Inc.	9,545	344,384
US Bancorp	30,795	1,249,969
Wells Fargo & Co.	87,055	4,209,980
Zions Bancorporation	3,653	88,439
		17,793,512

Beverages - 2.3%
Brown-Forman Corp., Class B	1,991	196,054
Coca-Cola Co. (The)	73,528	3,410,964
Coca-Cola Enterprises, Inc.	3,954	200,626
Constellation Brands, Inc., Class A	3,324	502,223
Dr Pepper Snapple Group, Inc.	3,623	323,969
Molson Coors Brewing Co., Class B	3,351	322,299
Monster Beverage Corp. *	2,853	380,533
PepsiCo, Inc.	27,286	2,796,269
		8,132,937

Biotechnology - 3.1%
AbbVie, Inc.	30,617	1,748,843
Alexion Pharmaceuticals, Inc. *	4,192	583,610
Amgen, Inc.	14,188	2,127,207
Baxalta, Inc.	12,840	518,736
Biogen, Inc. *	4,184	1,089,179
Celgene Corp. *	14,715	1,472,824
Gilead Sciences, Inc.	25,833	2,373,020
Regeneron Pharmaceuticals, Inc. *	1,451	522,999
Vertex Pharmaceuticals, Inc. *	4,564	362,792
		10,799,210

Building Products - 0.1%
Allegion plc	1,909	121,622
Masco Corp.	6,602	207,633
		329,255
See notes to Schedule of Investments.

Capital Markets - 1.8%
Affiliated Managers Group, Inc. *	1,020	165,648
Ameriprise Financial, Inc.	3,261	306,567
Bank of New York Mellon Corp. (The)	20,470	753,910
BlackRock, Inc.	2,376	809,194
Charles Schwab Corp. (The)	22,464	629,441
E*Trade Financial Corp. *	5,387	131,928
Franklin Resources, Inc.	7,097	277,138
Goldman Sachs Group, Inc. (The)	7,429	1,166,204
Invesco Ltd.	7,982	245,606
Legg Mason, Inc.	1,897	65,788
Morgan Stanley	28,873	722,114
Northern Trust Corp.	4,101	267,262
State Street Corp.	7,557	442,236
T. Rowe Price Group, Inc.	4,703	345,482
		6,328,518

Chemicals - 2.0%
Air Products & Chemicals, Inc.	3,619	521,317
Airgas, Inc.	1,215	172,093
CF Industries Holdings, Inc.	4,470	140,090
Dow Chemical Co. (The)	21,061	1,071,162
E. I. du Pont de Nemours & Co.	16,414	1,039,334
Eastman Chemical Co.	2,772	200,222
Ecolab, Inc.	4,984	555,816
FMC Corp.	2,457	99,189
International Flavors & Fragrances, Inc.	1,500	170,655
LyondellBasell Industries NV, Class A	6,535	559,265
Monsanto Co.	8,253	724,118
Mosaic Co. (The)	6,326	170,802
PPG Industries, Inc.	5,102	568,822
Praxair, Inc.	5,404	618,488
Sherwin-Williams Co. (The)	1,483	422,166
		7,033,539

Commercial Services & Supplies - 0.4%
ADT Corp. (The)	3,214	132,610
Cintas Corp.	1,638	147,109
Pitney Bowes, Inc.	3,738	80,517
Republic Services, Inc.	4,670	222,525
Stericycle, Inc. *	1,592	200,894
Tyco International plc	7,767	285,127
Waste Management, Inc.	7,777	458,843
		1,527,625

Communications Equipment - 1.0%
Cisco Systems, Inc.	95,378	2,715,411
F5 Networks, Inc. *	1,373	145,332
See notes to Schedule of Investments.

Harris Corp.	2,301	179,156
Juniper Networks, Inc.	6,739	171,912
Motorola Solutions, Inc.	2,977	225,359
		3,437,170

Construction & Engineering - 0.1%
Fluor Corp.	2,756	147,997
Jacobs Engineering Group, Inc. *	2,351	102,386
Quanta Services, Inc. *	3,066	69,169
		319,552

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	1,257	200,504
Vulcan Materials Co.	2,413	254,741
		455,245

Consumer Finance - 0.7%
American Express Co.	15,669	962,077
Capital One Financial Corp.	9,965	690,674
Discover Financial Services	8,006	407,666
Navient Corp.	7,283	87,177
Synchrony Financial *	15,600	447,096
		2,594,690

Containers & Packaging - 0.3%
Avery Dennison Corp.	1,736	125,183
Ball Corp.	2,565	182,859
International Paper Co.	7,991	327,950
Owens-Illinois, Inc. *	3,045	48,598
Sealed Air Corp.	3,698	177,541
WestRock Co.	4,859	189,647
		1,051,778

Distributors - 0.1%
Genuine Parts Co.	2,834	281,586

Diversified Consumer Services - 0.0%
H&R Block, Inc.	4,309	113,844

Diversified Financial Services - 2.1%
Berkshire Hathaway, Inc., Class B *	35,410	5,023,971
CME Group, Inc.	6,337	608,669
Intercontinental Exchange, Inc.	2,223	522,716
Leucadia National Corp.	5,904	95,468
McGraw Hill Financial, Inc.	5,124	507,173
Moody's Corp.	3,317	320,289
Nasdaq, Inc.	2,189	145,306
		7,223,592
See notes to Schedule of Investments.

Diversified Telecommunication Services - 2.7%
AT&T, Inc.	116,256	4,553,747
CenturyLink, Inc.	10,566	337,689
Frontier Communications Corp.	21,490	120,129
Level 3 Communications, Inc. *	5,508	291,098
Verizon Communications, Inc.	76,994	4,163,836
		9,466,499

Electric Utilities - 2.0%
American Electric Power Co., Inc.	9,173	609,087
Duke Energy Corp.	12,947	1,044,564
Edison International	6,010	432,059
Entergy Corp.	3,309	262,338
Eversource Energy	5,829	340,064
Exelon Corp.	17,185	616,254
FirstEnergy Corp.	7,746	278,624
NextEra Energy, Inc.	8,636	1,021,984
PG&E Corp.	9,178	548,110
Pinnacle West Capital Corp.	2,178	163,502
PPL Corp.	12,582	478,997
Southern Co. (The)	17,005	879,669
Xcel Energy, Inc.	9,593	401,179
		7,076,431

Electrical Equipment - 0.5%
AMETEK, Inc.	4,525	226,160
Eaton Corp. plc	8,794	550,153
Emerson Electric Co.	12,259	666,644
Rockwell Automation, Inc.	2,554	290,517
		1,733,474

Electronic Equipment & Instruments - 0.4%
Amphenol Corp., Class A	5,798	335,240
Corning, Inc.	20,836	435,264
FLIR Systems, Inc.	2,784	91,733
TE Connectivity Ltd.	6,987	432,635
		1,294,872

Energy Equipment & Services - 1.0%
Baker Hughes, Inc.	8,043	352,525
Cameron International Corp. *	3,584	240,307
Diamond Offshore Drilling, Inc.	1,478	32,117
FMC Technologies, Inc. *	4,339	118,715
Halliburton Co.	16,222	579,450
Helmerich & Payne, Inc.	1,995	117,146
National Oilwell Varco, Inc.	7,237	225,071
Schlumberger Ltd.	23,619	1,741,901
See notes to Schedule of Investments.

Transocean Ltd.	6,277	57,372
		3,464,604

Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	8,228	1,296,568
CVS Health Corp.	20,739	2,151,256
Kroger Co. (The)	18,356	702,117
Safeway Casa Ley CVR *(a)	4,297	473
Safeway PDC LLC CVR *(a)	4,297	301
Sysco Corp.	9,863	460,898
Wal-Mart Stores, Inc.	29,652	2,030,866
Walgreens Boots Alliance, Inc.	16,337	1,376,229
Whole Foods Market, Inc.	6,392	198,855
		8,217,563

Food Products - 1.7%
Archer-Daniels-Midland Co.	11,176	405,800
Campbell Soup Co.	3,301	210,571
ConAgra Foods, Inc.	7,995	356,737
General Mills, Inc.	11,160	706,986
Hershey Co. (The)	2,753	253,524
Hormel Foods Corp.	5,012	216,719
J. M. Smucker Co. (The)	2,241	290,971
Kellogg Co.	4,703	360,015
Kraft Heinz Co. (The)	11,089	871,152
McCormick & Co., Inc.	2,176	216,468
Mead Johnson Nutrition Co.	3,503	297,650
Mondelez International, Inc., Class A	29,764	1,194,132
Tyson Foods, Inc., Class A	5,711	380,695
		5,761,420

Gas Utilities - 0.0%
AGL Resources, Inc.	2,200	143,308

Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	27,873	1,165,928
Baxter International, Inc.	10,190	418,605
Becton Dickinson and Co.	3,920	595,134
Boston Scientific Corp. *	25,101	472,150
C.R. Bard, Inc.	1,407	285,157
DENTSPLY SIRONA, Inc.	4,523	278,752
Edwards Lifesciences Corp. *	4,028	355,310
Hologic, Inc. *	4,650	160,425
Intuitive Surgical, Inc. *	690	414,725
Medtronic plc	26,576	1,993,200
St. Jude Medical, Inc.	5,243	288,365
Stryker Corp.	5,935	636,766
Varian Medical Systems, Inc. *	1,865	149,237
See notes to Schedule of Investments.

Zimmer Holdings, Inc.	3,340	356,144
		7,569,898

Health Care Providers & Services - 2.6%
Aetna, Inc.	6,593	740,724
AmerisourceBergen Corp.	3,659	316,686
Anthem, Inc.	4,953	688,418
Cardinal Health, Inc.	6,142	503,337
Centene Corp. *	3,207	197,455
Cigna Corp.	4,821	661,634
DaVita HealthCare Partners, Inc. *	3,122	229,092
Express Scripts Holding Co. *	12,654	869,203
HCA Holdings, Inc. *	5,777	450,895
Henry Schein, Inc. *	1,587	273,964
Humana, Inc.	2,804	512,992
Laboratory Corporation of America Holdings *	1,856	217,393
McKesson Corp.	4,325	680,106
Patterson Co.'s, Inc.	1,604	74,634
Quest Diagnostics, Inc.	2,665	190,414
Tenet Healthcare Corp. *	1,917	55,459
UnitedHealth Group, Inc.	17,892	2,306,279
Universal Health Services, Inc., Class B	1,690	210,777
		9,179,462

Health Care Technology - 0.1%
Cerner Corp. *	5,669	300,230

Hotels, Restaurants & Leisure - 1.8%
Carnival Corp.	8,685	458,307
Chipotle Mexican Grill, Inc. *	573	269,866
Darden Restaurants, Inc.	2,139	141,816
Marriott International, Inc., Class A	3,612	257,102
McDonald's Corp.	17,040	2,141,587
Royal Caribbean Cruises Ltd.	3,129	257,047
Starbucks Corp.	27,848	1,662,526
Starwood Hotels & Resorts Worldwide, Inc.	3,199	266,893
Wyndham Worldwide Corp.	2,248	171,815
Wynn Resorts Ltd.	1,494	139,584
Yum! Brands, Inc.	7,672	627,953
		6,394,496

Household Durables - 0.4%
D.R. Horton, Inc.	6,188	187,063
Garmin Ltd.	2,258	90,230
Harman International Industries, Inc.	1,332	118,601
Leggett & Platt, Inc.	2,580	124,872
Lennar Corp., Class A	3,357	162,344
Mohawk Industries, Inc. *	1,163	222,017
See notes to Schedule of Investments.

Newell Rubbermaid, Inc.	5,073	224,683
PulteGroup, Inc.	6,287	117,630
Whirlpool Corp.	1,441	259,870
		1,507,310

Household Products - 2.0%
Church & Dwight Co., Inc.	2,500	230,450
Clorox Co. (The)	2,456	309,604
Colgate-Palmolive Co.	16,889	1,193,208
Kimberly-Clark Corp.	6,818	917,089
Procter & Gamble Co. (The)	50,133	4,126,447
		6,776,798

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	12,777	150,769
NRG Energy, Inc.	6,546	85,163
		235,932

Industrial Conglomerates - 2.6%
3M Co.	11,435	1,905,414
Danaher Corp.	11,299	1,071,823
General Electric Co.	176,184	5,600,889
Roper Technologies, Inc.	1,841	336,480
		8,914,606

Insurance - 2.6%
Aflac, Inc.	7,992	504,615
Allstate Corp. (The)	7,254	488,702
American International Group, Inc.	21,518	1,163,048
Aon plc	5,130	535,829
Assurant, Inc.	1,272	98,135
Chubb Ltd.	8,696	1,036,128
Cincinnati Financial Corp.	2,744	179,348
Hartford Financial Services Group, Inc. (The)	7,497	345,462
Lincoln National Corp.	4,635	181,692
Loews Corp.	5,243	200,597
Marsh & McLennan Cos., Inc.	9,944	604,496
MetLife, Inc.	20,846	915,973
Principal Financial Group, Inc.	5,048	199,144
Progressive Corp. (The)	10,994	386,329
Prudential Financial, Inc.	8,523	615,531
Torchmark Corp.	2,183	118,231
Travelers Co.'s, Inc. (The)	5,575	650,658
Unum Group	4,721	145,973
Willis Towers Watson plc	2,570	304,956
XL Group plc	5,659	208,251
		8,883,098
See notes to Schedule of Investments.

Internet & Catalog Retail - 1.9%
Amazon.com, Inc. *	7,297	4,331,791
Expedia, Inc.	2,202	237,420
Netflix, Inc. *	8,091	827,143
Priceline Group, Inc. (The) *	932	1,201,311
TripAdvisor, Inc. *	2,053	136,524
		6,734,189

Internet Software & Services - 4.3%
Akamai Technologies, Inc. *	3,284	182,492
Alphabet, Inc., Class A *	5,530	4,218,837
Alphabet, Inc., Class C *	5,616	4,183,639
eBay, Inc. *	20,698	493,854
Facebook, Inc., Class A *	43,374	4,948,974
VeriSign, Inc. *	1,874	165,924
Yahoo!, Inc. *	16,433	604,899
		14,798,619

IT Services - 3.7%
Accenture plc, Class A	11,867	1,369,452
Alliance Data Systems Corp. *	1,145	251,900
Automatic Data Processing, Inc.	8,638	774,915
Cognizant Technology Solutions Corp., Class A *	11,430	716,661
CSRA, Inc.	2,620	70,478
Fidelity National Information Services, Inc.	5,309	336,113
Fiserv, Inc. *	4,280	439,042
International Business Machines Corp.	16,716	2,531,638
MasterCard, Inc., Class A	18,546	1,752,597
Paychex, Inc.	5,972	322,548
PayPal Holdings, Inc. *	21,028	811,681
Teradata Corp. *	2,854	74,889
Total System Services, Inc.	3,086	146,832
Visa, Inc., Class A	36,271	2,774,006
Western Union Co. (The)	9,942	191,781
Xerox Corp.	17,929	200,088
		12,764,621

Leisure Products - 0.1%
Hasbro, Inc.	2,110	169,011
Mattel, Inc.	6,258	210,394
		379,405

Life Sciences - Tools & Services - 0.6%
Agilent Technologies, Inc.	6,148	244,998
Illumina, Inc. *	2,700	437,697
PerkinElmer, Inc.	2,230	110,296
Thermo Fisher Scientific, Inc.	7,461	1,056,403
See notes to Schedule of Investments.

Waters Corp. *	1,564	206,323
		2,055,717

Machinery - 1.2%
Caterpillar, Inc.	10,905	834,669
Cummins, Inc.	3,155	346,861
Deere & Co.	5,662	435,917
Dover Corp.	3,071	197,557
Flowserve Corp.	2,533	112,490
Illinois Tool Works, Inc.	6,182	633,284
Ingersoll-Rand plc	4,956	307,321
PACCAR, Inc.	6,543	357,837
Parker-Hannifin Corp.	2,596	288,364
Pentair plc	3,403	184,647
Snap-on, Inc.	1,077	169,078
Stanley Black & Decker, Inc.	2,879	302,900
Xylem, Inc.	3,390	138,651
		4,309,576

Media - 3.0%
Cablevision Systems Corp., Class A	4,231	139,623
CBS Corp., Class B	8,123	447,496
Comcast Corp., Class A	45,982	2,808,580
Discovery Communications, Inc.:
Class A *	2,741	78,475
Class C *	4,498	121,446
Interpublic Group of Co.'s, Inc. (The)	7,815	179,354
News Corp.:
Class A	7,149	91,293
Class B	2,023	26,805
Omnicom Group, Inc.	4,629	385,272
Scripps Networks Interactive, Inc., Class A	1,779	116,524
TEGNA, Inc.	4,184	98,156
Time Warner Cable, Inc.	5,293	1,083,054
Time Warner, Inc.	14,974	1,086,364
Twenty-First Century Fox, Inc.:
Class A	21,157	589,857
Class B	8,091	228,166
Viacom, Inc., Class B	6,689	276,122
Walt Disney Co. (The)	28,486	2,828,945
		10,585,532

Metals & Mining - 0.3%
Alcoa, Inc.	24,401	233,762
Freeport-McMoRan, Inc.	23,412	242,080
Newmont Mining Corp.	9,847	261,733
Nucor Corp.	5,875	277,887
		1,015,462
See notes to Schedule of Investments.

Multi-Utilities - 1.1%
Ameren Corp.	4,476	224,247
CenterPoint Energy, Inc.	7,928	165,854
CMS Energy Corp.	5,395	228,964
Consolidated Edison, Inc.	5,403	413,978
Dominion Resources, Inc.	11,111	834,658
DTE Energy Co.	3,266	296,095
NiSource, Inc.	5,809	136,860
Public Service Enterprise Group, Inc.	9,333	439,958
SCANA Corp.	2,659	186,529
Sempra Energy	4,419	459,797
TECO Energy, Inc.	4,324	119,040
WEC Energy Group, Inc.	5,858	351,890
		3,857,870

Multiline Retail - 0.7%
Dollar General Corp.	5,449	466,434
Dollar Tree, Inc. *	4,404	363,154
Kohl's Corp.	3,768	175,626
Macy's, Inc.	5,898	260,043
Nordstrom, Inc.	2,593	148,346
Target Corp.	11,538	949,347
		2,362,950

Oil, Gas & Consumable Fuels - 5.6%
Anadarko Petroleum Corp.	9,446	439,900
Apache Corp.	7,115	347,283
Cabot Oil & Gas Corp.	8,498	192,990
Chesapeake Energy Corp.	9,340	38,481
Chevron Corp.	35,591	3,395,381
Cimarex Energy Co.	1,700	165,359
Columbia Pipeline Group, Inc.	7,129	178,938
Concho Resources, Inc. *	2,450	247,548
ConocoPhillips	23,084	929,593
Devon Energy Corp.	9,575	262,738
EOG Resources, Inc.	10,393	754,324
EQT Corp.	3,019	203,058
Exxon Mobil Corp.	78,486	6,560,645
Hess Corp.	4,932	259,670
Kinder Morgan, Inc.	34,584	617,670
Marathon Oil Corp.	14,972	166,788
Marathon Petroleum Corp.	9,982	371,131
Murphy Oil Corp.	3,112	78,391
Newfield Exploration Co. *	3,515	116,874
Noble Energy, Inc.	8,017	251,814
Occidental Petroleum Corp.	14,381	984,092
Oneok, Inc.	3,835	114,513
Phillips 66	8,984	777,925
See notes to Schedule of Investments.

Pioneer Natural Resources Co.	3,027	426,020
Range Resources Corp.	3,111	100,734
Southwestern Energy Co. *	7,013	56,595
Spectra Energy Corp.	12,373	378,614
Tesoro Corp.	2,255	193,952
Valero Energy Corp.	9,018	578,414
Williams Co.'s, Inc. (The)	12,801	205,712
		19,395,147

Personal Products - 0.1%
Estee Lauder Co.'s, Inc. (The), Class A	4,168	393,084

Pharmaceuticals - 5.3%
Allergan plc *	7,446	1,995,752
Bristol-Myers Squibb Co.	31,552	2,015,542
Eli Lilly & Co.	18,284	1,316,631
Endo International plc *	3,907	109,982
Johnson & Johnson	52,151	5,642,738
Mallinckrodt plc *	2,190	134,203
Merck & Co., Inc.	52,321	2,768,304
Mylan NV *	7,707	357,220
Perrigo Co. plc	2,738	350,272
Pfizer, Inc.	114,308	3,388,089
Zoetis, Inc.	8,613	381,814
		18,460,547

Professional Services - 0.3%
Dun & Bradstreet Corp. (The)	675	69,579
Equifax, Inc.	2,251	257,267
Nielsen Holdings PLC	6,932	365,039
Robert Half International, Inc.	2,535	118,080
Verisk Analytics, Inc., Class A *	3,000	239,760
		1,049,725

Real Estate Investment Trusts - 2.9%
American Tower Corp.	7,921	810,873
Apartment Investment & Management Co., Class A	2,926	122,365
AvalonBay Communities, Inc.	2,564	487,673
Boston Properties, Inc.	2,823	358,747
Crown Castle International Corp.	6,319	546,593
Equinix, Inc.	1,281	423,640
Equity Residential	6,815	511,329
Essex Property Trust, Inc.	1,220	285,309
Extra Space Storage, Inc.	2,300	214,958
Federal Realty Investment Trust	1,300	202,865
General Growth Properties, Inc.	10,968	326,079
HCP, Inc.	8,453	275,399
Host Hotels & Resorts, Inc.	13,964	233,199
See notes to Schedule of Investments.

Iron Mountain, Inc.	3,380	114,616
Kimco Realty Corp.	7,575	218,008
Macerich Co. (The)	2,376	188,274
Prologis, Inc.	9,811	433,450
Public Storage	2,784	767,911
Realty Income Corp.	4,681	292,609
Simon Property Group, Inc.	5,797	1,203,979
SL Green Realty Corp.	1,840	178,259
UDR, Inc.	4,900	188,797
Ventas, Inc.	6,171	388,526
Vornado Realty Trust	3,325	313,980
Welltower, Inc.	6,572	455,702
Weyerhaeuser Co.	14,961	463,492
		10,006,632

Real Estate Management & Development - 0.0%
CBRE Group, Inc., Class A *	5,445	156,925

Road & Rail - 0.8%
CSX Corp.	18,528	477,096
JB Hunt Transport Services, Inc.	1,700	143,208
Kansas City Southern	2,035	173,891
Norfolk Southern Corp.	5,592	465,534
Ryder System, Inc.	1,055	68,343
Union Pacific Corp.	15,997	1,272,561
		2,600,633

Semiconductors & Semiconductor Equipment - 2.7%
Analog Devices, Inc.	5,795	343,006
Applied Materials, Inc.	21,522	455,836
Broadcom Ltd.	7,008	1,082,736
First Solar, Inc. *	1,396	95,584
Intel Corp.	89,282	2,888,273
KLA-Tencor Corp.	3,059	222,726
Lam Research Corp.	2,991	247,057
Linear Technology Corp.	4,364	194,460
Microchip Technology, Inc.	3,961	190,920
Micron Technology, Inc. *	20,170	211,180
NVIDIA Corp.	9,538	339,839
Qorvo, Inc. *	2,653	133,738
QUALCOMM, Inc.	28,152	1,439,693
Skyworks Solutions, Inc.	3,578	278,726
Texas Instruments, Inc.	18,999	1,090,922
Xilinx, Inc.	4,959	235,205
		9,449,901

Software - 4.3%
Activision Blizzard, Inc.	9,400	318,096
See notes to Schedule of Investments.

Adobe Systems, Inc. *	9,337	875,811
Autodesk, Inc. *	4,204	245,135
CA, Inc.	5,883	181,138
Citrix Systems, Inc. *	2,881	226,389
Electronic Arts, Inc. *	5,801	383,504
Intuit, Inc.	4,945	514,329
Microsoft Corp.	149,277	8,244,569
Oracle Corp.	59,551	2,436,231
Red Hat, Inc. *	3,493	260,263
Salesforce.com, Inc. *	11,919	879,980
Symantec Corp.	12,760	234,529
		14,799,974

Specialty Retail - 2.6%
Advance Auto Parts, Inc.	1,350	216,459
AutoNation, Inc. *	1,361	63,531
AutoZone, Inc. *	579	461,284
Bed Bath & Beyond, Inc. *	3,234	160,536
Best Buy Co., Inc.	5,325	172,743
CarMax, Inc. *	3,917	200,159
GameStop Corp., Class A	1,998	63,397
Gap, Inc. (The)	4,464	131,242
Home Depot, Inc. (The)	23,963	3,197,383
L Brands, Inc.	4,821	423,332
Lowe's Co.'s, Inc.	17,139	1,298,279
O'Reilly Automotive, Inc. *	1,847	505,450
Ross Stores, Inc.	7,585	439,171
Signet Jewelers Ltd.	1,500	186,045
Staples, Inc.	11,929	131,577
Tiffany & Co.	2,047	150,209
TJX Co.'s, Inc. (The)	12,540	982,509
Tractor Supply Co.	2,555	231,125
Urban Outfitters, Inc. *	2,033	67,272
		9,081,703

Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	104,646	11,405,368
EMC Corp.	36,360	968,994
Hewlett Packard Enterprise Co.	32,443	575,214
HP, Inc.	32,633	402,039
NetApp, Inc.	5,814	158,664
SanDisk Corp.	3,759	285,985
Seagate Technology plc	5,667	195,228
Western Digital Corp.	4,323	204,218
		14,195,710
See notes to Schedule of Investments.

Textiles, Apparel & Luxury Goods - 0.9%
Coach, Inc.	5,058	202,775
Hanesbrands, Inc.	7,477	211,898
Michael Kors Holdings Ltd. *	3,447	196,341
NIKE, Inc., Class B	25,513	1,568,284
PVH Corp.	1,525	151,067
Ralph Lauren Corp.	1,080	103,961
Under Armour, Inc., Class A *	3,377	286,471
VF Corp.	6,351	411,291
		3,132,088

Tobacco - 1.7%
Altria Group, Inc.	36,865	2,309,961
Philip Morris International, Inc.	29,282	2,872,857
Reynolds American, Inc.	15,646	787,150
		5,969,968

Trading Companies & Distributors - 0.2%
Fastenal Co.	5,444	266,756
United Rentals, Inc. *	1,777	110,512
W.W. Grainger, Inc.	1,124	262,375
		639,643

Water Utilities - 0.1%
American Water Works Co., Inc.	3,370	232,294

Total Common Stocks (Cost $204,018,781)		339,046,385

EXCHANGE-TRADED PRODUCTS - 0.5%
SPDR S&P 500 ETF Trust	9,000	1,850,040

Total Exchange-Traded Products (Cost $1,907,255)		1,850,040

	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 0.4%
United States Treasury Bills, 0.42%, 10/13/16 ^	1,500,000	1,497,729

Total U.S. Treasury Obligations (Cost $1,496,588)		1,497,729

TIME DEPOSIT - 1.7%
State Street Bank Time Deposit, 0.278%, 4/1/16	5,685,267	5,685,267

Total Time Deposit (Cost $5,685,267)		5,685,267
See notes to Schedule of Investments.

TOTAL INVESTMENTS (Cost $213,107,891) - 100.0%	348,079,421
Other assets and liabilities, net - 0.0%	(7,176)
NET ASSETS - 100.0%	$348,072,245

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-Mini S&P 500 Index^	38	6/16	$3,897,850	$77,995
S&P 500 Index^	7	6/16	3,590,125	71,978
Total Long				$149,973

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
^ Futures collateralized by $1,500,000 par value of U.S. Treasury Bills.
(a) This security was valued under the direction of the Board of Directors. See Note A.

Abbreviations:
CVR:	Contingent Value Rights
ETF:	Exchange-Traded Fund
LLC:	Limited Liability Corporation
Ltd.:	Limited
plc:	Public Limited Company
REIT:	Real Estate Investment Trust
SPDR:	Standard & Poor's Depository Receipt
See notes to Schedule of Investments.

CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - 0.6%

Asset-Backed - Automobile - 0.3%
American Credit Acceptance Receivables Trust, 2.84%, 5/15/19 (a)	14,121	14,128
Avis Budget Rental Car Funding AESOP LLC, 2.50%, 2/20/21 (a)	150,000	149,597
Santander Drive Auto Receivables Trust, 1.94%, 3/15/18	26,165	26,200
World Omni Auto Receivables Trust, 0.87%, 7/15/19	300,000	299,452
		489,377

Asset-Backed - Credit Card - 0.3%
Citibank Credit Card Issuance Trust, 1.02%, 2/22/19	75,000	75,020
Synchrony Credit Card Master Note Trust, 1.36%, 8/17/20	200,000	199,844
World Financial Network Credit Card Master Trust, 3.14%, 1/17/23	250,000	260,759
		535,623

Asset-Backed - Other - 0.0%
MVW Owner Trust, 2.15%, 4/22/30 (a)	43,293	42,953

Total Asset-Backed Securities (Cost $1,066,372)		1,067,953

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.5%
Banc of America Commercial Mortgage Trust, 5.608%, 4/10/49 (b)	550,000	558,394
Citigroup Commercial Mortgage Trust:
4.131%, 11/10/46	422,000	465,053
3.855%, 5/10/47	645,000	696,688
DBUBS Mortgage Trust:
3.386%, 7/10/44 (a)	302,677	302,930
3.742%, 11/10/46 (a)	55,803	55,947
Morgan Stanley Capital I Trust, 3.476%, 6/15/44 (a)	89,326	89,317
UBS-Barclays Commercial Mortgage Trust, 2.85%, 12/10/45	625,000	639,382

Total Commercial Mortgage-Backed Securities (Cost $2,681,511)		2,807,711

CORPORATE BONDS - 26.5%

Basic Materials - 1.6%
Alcoa, Inc., 5.72%, 2/23/19	149,000	154,960
Barrick North America Finance LLC, 5.75%, 5/1/43	100,000	90,400
Dow Chemical Co. (The), 4.375%, 11/15/42	100,000	95,988
Ecolab, Inc., 4.35%, 12/8/21	150,000	165,602
See notes to Schedule of Investments.

Freeport-McMoRan, Inc.:
3.10%, 3/15/20	100,000	75,000
5.45%, 3/15/43	50,000	30,625
Glencore Finance Canada Ltd., 3.60%, 1/15/17 (a)	125,000	125,109
LYB International Finance BV, 5.25%, 7/15/43	100,000	103,687
Mosaic Co. (The), 5.625%, 11/15/43	400,000	417,750
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	200,000	192,799
Rio Tinto Finance USA Ltd., 3.75%, 9/20/21	400,000	415,162
Rio Tinto Finance USA plc, 3.50%, 3/22/22	150,000	150,689
Teck Resources Ltd., 4.75%, 1/15/22	500,000	345,000
Vale Overseas Ltd., 4.375%, 1/11/22	500,000	425,625
Valspar Corp. (The), 4.20%, 1/15/22	300,000	314,914
		3,103,310

Communications - 3.5%
21st Century Fox America, Inc., 5.40%, 10/1/43	100,000	110,213
Amazon.com, Inc., 2.50%, 11/29/22	200,000	203,722
America Movil SAB de CV, 2.375%, 9/8/16	100,000	100,418
AT&T, Inc.:
2.95%, 5/15/16	100,000	100,234
5.20%, 3/15/20	200,000	222,070
3.90%, 3/11/24	200,000	211,074
CCO Safari II LLC, 4.908%, 7/23/25 (a)	500,000	527,408
Comcast Corp., 3.125%, 7/15/22	100,000	105,967
Crown Castle Towers LLC, 4.883%, 8/15/40 (a)	300,000	321,312
Discovery Communications LLC, 5.05%, 6/1/20	200,000	214,192
NBCUniversal Media LLC:
2.875%, 1/15/23	100,000	103,712
4.45%, 1/15/43	200,000	215,412
Pearson Funding Two plc, 4.00%, 5/17/16 (a)	250,000	250,694
Rogers Communications, Inc., 3.625%, 12/15/25	1,000,000	1,041,043
Time Warner, Inc.:
4.875%, 3/15/20	100,000	109,639
4.00%, 1/15/22	290,000	311,300
5.375%, 10/15/41	100,000	107,104
4.90%, 6/15/42	200,000	203,779
Verizon Communications, Inc.:
5.15%, 9/15/23	300,000	346,264
5.05%, 3/15/34	200,000	216,773
6.55%, 9/15/43	350,000	461,030
Viacom, Inc., 3.875%, 4/1/24	100,000	99,600
WPP Finance 2010, 3.75%, 9/19/24	1,000,000	1,012,118
		6,595,078

Consumer, Cyclical - 1.2%
BorgWarner, Inc., 5.75%, 11/1/16	500,000	511,791
Cintas Corp. No. 2, 3.25%, 6/1/22	350,000	364,999
See notes to Schedule of Investments.

CVS Pass-Through Trust, 6.036%, 12/10/28	94,597	105,950
Ford Motor Credit Co. LLC:
4.207%, 4/15/16	200,000	200,178
4.25%, 2/3/17	100,000	102,231
5.875%, 8/2/21	200,000	229,228
Lowe's Co.'s, Inc., 3.875%, 9/15/23	100,000	109,821
Toyota Motor Credit Corp., 2.05%, 1/12/17	100,000	101,065
Wal-Mart Stores, Inc.:
2.55%, 4/11/23	100,000	102,872
6.50%, 8/15/37	250,000	348,380
		2,176,515

Consumer, Non-cyclical - 2.8%
AbbVie, Inc., 2.90%, 11/6/22	200,000	203,533
Amgen, Inc., 4.10%, 6/15/21	700,000	763,237
Anheuser-Busch InBev Finance, Inc.:
2.625%, 1/17/23	100,000	100,404
4.00%, 1/17/43	100,000	98,403
4.625%, 2/1/44	1,000,000	1,083,189
Cigna Corp., 4.00%, 2/15/22	400,000	424,601
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	75,000	77,458
Equifax, Inc., 3.30%, 12/15/22	450,000	459,400
Gilead Sciences, Inc., 3.70%, 4/1/24	100,000	107,294
Hershey Co. (The), 1.50%, 11/1/16	50,000	50,167
Kraft Foods Group, Inc., 3.50%, 6/6/22	100,000	105,115
Kroger Co. (The), 3.85%, 8/1/23	100,000	107,523
Laboratory Corporation of America Holdings, 4.00%, 11/1/23	100,000	103,346
Life Technologies Corp., 6.00%, 3/1/20	100,000	112,055
Molson Coors Brewing Co., 5.00%, 5/1/42	100,000	104,036
PepsiCo, Inc., 2.75%, 3/5/22	100,000	104,939
Pfizer, Inc., 4.40%, 5/15/44	1,000,000	1,130,526
Sanofi, 1.25%, 4/10/18	100,000	100,525
Zoetis, Inc., 4.70%, 2/1/43	100,000	94,042
		5,329,793

Energy - 3.9%
BP Capital Markets plc, 2.50%, 11/6/22	500,000	489,223
Chevron Corp., 3.191%, 6/24/23	100,000	103,084
CNOOC Curtis Funding No. 1 Pty. Ltd., 4.50%, 10/3/23 (a)	100,000	105,991
Colonial Pipeline Co., 6.58%, 8/28/32 (a)	100,000	114,834
Enbridge Energy Partners LP, 5.20%, 3/15/20	300,000	300,232
Energy Transfer Partners LP, 4.65%, 6/1/21	1,000,000	960,891
Ensco plc, 4.70%, 3/15/21	700,000	488,509
Enterprise Products Operating LLC, 7.034%, 1/15/18 floating rate thereafter to 1/15/68 (b)(c)	400,000	405,600
Petroleos Mexicanos, 6.375%, 1/23/45	1,000,000	927,000
Pioneer Natural Resources Co., 5.875%, 7/15/16	250,000	252,519
See notes to Schedule of Investments.

Shell International Finance BV:
2.25%, 1/6/23	200,000	194,078
4.125%, 5/11/35	1,350,000	1,383,256
4.55%, 8/12/43	100,000	103,817
Texas Eastern Transmission LP, 2.80%, 10/15/22 (a)	400,000	379,799
TransCanada PipeLines Ltd., 4.875%, 1/15/26	1,000,000	1,056,248
TransContinental Gas Pipe Line Co. LLC, 4.45%, 8/1/42	100,000	76,517
		7,341,598

Financial - 8.0%
American International Group, Inc., 4.875%, 6/1/22	250,000	274,910
Australia & New Zealand Banking Group Ltd., 4.875%, 1/12/21 (a)	800,000	892,119
Bank of America Corp.:
5.65%, 5/1/18	250,000	268,368
4.125%, 1/22/24	300,000	317,786
Bank of America NA, 5.30%, 3/15/17	650,000	672,672
Bank of New York Mellon Corp. (The), 1.30%, 1/25/18	850,000	851,185
Berkshire Hathaway Finance Corp.:
2.90%, 10/15/20	500,000	526,293
3.00%, 5/15/22	200,000	208,428
4.30%, 5/15/43	1,000,000	1,057,664
Boston Properties LP, 3.85%, 2/1/23	100,000	105,278
Capital One Bank, 3.375%, 2/15/23	200,000	201,534
Citigroup, Inc.:
1.75%, 5/1/18	450,000	448,768
6.125%, 5/15/18	200,000	217,656
2.50%, 9/26/18	500,000	507,647
5.50%, 9/13/25	80,000	87,545
DDR Corp., 4.75%, 4/15/18	300,000	311,888
Discover Financial Services, 3.85%, 11/21/22	200,000	198,072
ERP Operating LP, 4.625%, 12/15/21	100,000	111,270
Excalibur One 77B LLC, 1.492%, 1/1/25	33,634	33,139
General Electric Co., 4.625%, 1/7/21	100,000	113,072
General Electric Co. / LJ VP Holdings LLC, 3.80%, 6/18/19 (a)	400,000	426,423
Genworth Holdings, Inc., 4.80%, 2/15/24	100,000	73,250
Goldman Sachs Group, Inc. (The):
2.375%, 1/22/18	200,000	202,573
2.625%, 1/31/19	200,000	203,954
5.375%, 3/15/20	150,000	166,445
4.00%, 3/3/24	500,000	524,259
Hartford Financial Services Group, Inc. (The), 5.125%, 4/15/22	100,000	111,873
JPMorgan Chase & Co.:
2.35%, 1/28/19	300,000	305,636
4.50%, 1/24/22	400,000	441,420
3.375%, 5/1/23	700,000	702,898
Kimco Realty Corp., 4.30%, 2/1/18	300,000	311,385
Liberty Property LP, 3.375%, 6/15/23	350,000	345,776
See notes to Schedule of Investments.

MetLife, Inc., 4.875%, 11/13/43	100,000	106,557
Morgan Stanley:
2.125%, 4/25/18	300,000	302,080
4.10%, 5/22/23	500,000	515,622
5.00%, 11/24/25	150,000	162,333
NYSE Holdings LLC, 2.00%, 10/5/17	450,000	453,648
Prudential Financial, Inc., 5.10%, 8/15/43	1,000,000	1,043,039
Regions Bank, 7.50%, 5/15/18	100,000	110,196
Toronto-Dominion Bank (The), 2.375%, 10/19/16	100,000	100,850
Ventas Realty LP / Ventas Capital Corp., 3.25%, 8/15/22	250,000	250,448
Welltower, Inc., 5.25%, 1/15/22	800,000	873,571
		15,139,530

Industrial - 3.3%
BNSF Funding Trust I, 6.613%, 12/15/55 (b)(c)	540,000	583,200
Cummins, Inc., 4.875%, 10/1/43	100,000	110,575
Deere & Co., 6.55%, 10/1/28	250,000	318,512
GATX Corp., 4.85%, 6/1/21	900,000	956,364
General Electric Co., 4.50%, 3/11/44	100,000	111,625
John Deere Capital Corp., 1.20%, 10/10/17	250,000	249,989
Kennametal, Inc., 2.65%, 11/1/19	950,000	893,445
L-3 Communications Corp.:
5.20%, 10/15/19	400,000	425,906
4.75%, 7/15/20	800,000	837,194
Northrop Grumman Corp., 3.25%, 8/1/23	150,000	156,822
Stanley Black & Decker, Inc., 2.90%, 11/1/22	650,000	660,696
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	500,000	517,362
United Parcel Service, Inc., 6.20%, 1/15/38	250,000	341,207
United Technologies Corp., 4.50%, 6/1/42	100,000	108,349
		6,271,246

Technology - 1.5%
Apple, Inc., 3.85%, 5/4/43	1,100,000	1,069,554
CA, Inc., 5.375%, 12/1/19	200,000	218,756
International Business Machines Corp.:
2.90%, 11/1/21	100,000	104,716
3.625%, 2/12/24	100,000	107,413
NetApp, Inc., 3.25%, 12/15/22	100,000	97,095
Oracle Corp.:
5.75%, 4/15/18	250,000	273,345
2.375%, 1/15/19	900,000	932,971
		2,803,850

Utilities - 0.7%
Connecticut Light & Power Co. (The), 5.65%, 5/1/18	200,000	217,567
PacifiCorp, 4.10%, 2/1/42	100,000	104,479
See notes to Schedule of Investments.

Public Service Electric & Gas Co., 3.95%, 5/1/42	1,000,000	1,031,743
		1,353,789

Total Corporate Bonds (Cost $48,747,910)		50,114,709

MUNICIPAL OBLIGATION - 0.5%

New York - 0.5%
New York City GO Bonds, 3.60%, 8/1/28	1,000,000	1,026,200

Total Municipal Obligations (Cost $988,565)		1,026,200

SOVEREIGN GOVERNMENT BONDS - 0.5%
Mexico Government International Bond, 5.55%, 1/21/45	500,000	553,750
Province of Ontario Canada, 2.45%, 6/29/22	400,000	410,166
Province of Quebec Canada, 2.625%, 2/13/23	75,000	77,031

Total Sovereign Government Bonds (Cost $971,205)		1,040,947

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 8.1%
Fannie Mae, 6.25%, 5/15/29	1,300,000	1,854,085
Federal Home Loan Bank, 4.875%, 5/17/17	1,000,000	1,046,963
Freddie Mac:
5.00%, 2/16/17	1,000,000	1,037,615
5.125%, 11/17/17	1,000,000	1,070,273
4.875%, 6/13/18	3,500,000	3,807,814
3.75%, 3/27/19	3,200,000	3,462,579
6.75%, 3/15/31	1,300,000	1,962,619
6.25%, 7/15/32	700,000	1,023,536

Total U.S. Government Agencies and Instrumentalities (Cost $14,516,979)		15,265,484

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 27.0%
Fannie Mae:
5.00%, 12/1/16	20,747	21,402
5.00%, 11/1/17	6,417	6,620
5.50%, 8/1/18	27,419	28,225
6.50%, 4/1/23	39,869	41,051
2.50%, 12/1/27	614,487	628,826
4.50%, 5/1/31	491,503	538,839
6.50%, 8/1/32	71,299	81,544
5.50%, 7/1/33	59,573	67,416
See notes to Schedule of Investments.

5.50%, 7/1/33	148,204	167,742
6.00%, 8/1/33	19,396	22,102
5.50%, 11/1/33	76,966	86,976
5.50%, 3/1/34	146,881	166,160
6.00%, 6/1/34	90,569	103,568
5.00%, 7/1/34	136,417	151,538
5.00%, 10/1/34	100,288	111,010
5.50%, 3/1/35	153,656	173,502
5.50%, 6/1/35	71,688	80,340
5.50%, 9/1/35	74,521	83,902
5.50%, 2/1/36	32,643	36,816
5.50%, 4/1/36	136,890	146,327
6.50%, 9/1/36	80,866	93,347
5.50%, 11/1/36	50,078	56,285
6.00%, 8/1/37	614,325	701,934
6.00%, 5/1/38	70,893	80,782
5.50%, 6/1/38	79,534	89,872
6.00%, 7/1/38	343,953	395,055
2.505%, 9/1/38(b)	320,835	340,620
4.00%, 3/1/39	116,197	124,141
4.50%, 5/1/40	570,817	626,651
4.50%, 7/1/40	245,689	268,124
4.50%, 10/1/40	986,528	1,076,397
3.50%, 2/1/41	707,426	743,256
3.50%, 3/1/41	724,979	761,699
4.00%, 3/1/41	403,120	431,977
4.50%, 6/1/41	1,175,330	1,282,390
3.50%, 3/1/42	1,310,912	1,382,875
4.00%, 8/1/42	1,082,575	1,164,810
3.50%, 12/1/42	1,408,772	1,486,113
2.50%, 1/1/43	1,134,457	1,130,800
3.00%, 1/1/43	1,674,909	1,721,867
3.00%, 5/1/43	2,254,337	2,317,528
3.00%, 8/1/43	1,764,228	1,813,454
3.00%, 8/1/43	2,738,863	2,815,288
3.50%, 8/1/43	1,667,898	1,752,872
4.50%, 11/1/43	1,688,166	1,836,745
4.00%, 5/1/44	2,619,093	2,798,172
4.50%, 11/1/44	1,585,899	1,736,353
4.00%, 6/1/45	909,866	972,144
Freddie Mac:
4.50%, 9/1/18	31,641	32,689
5.00%, 11/1/20	48,341	51,097
4.00%, 3/1/25	473,564	500,610
3.50%, 11/1/25	463,645	490,428
3.50%, 7/1/26	355,785	376,333
2.50%, 3/1/28	204,632	210,844
See notes to Schedule of Investments.

2.50%, 1/1/31	1,976,200	2,030,482
5.00%, 2/1/33	40,922	44,919
5.00%, 4/1/35	63,227	70,079
5.00%, 12/1/35	139,275	154,194
6.00%, 8/1/36	44,314	50,608
5.00%, 10/1/36	256,249	283,720
6.50%, 10/1/37	47,787	51,324
5.00%, 1/1/38	433,008	475,295
5.00%, 7/1/39	157,669	173,133
4.00%, 11/1/39	543,767	581,933
4.50%, 1/1/40	237,745	258,751
5.00%, 1/1/40	916,234	1,021,801
4.50%, 4/1/40	623,070	678,404
6.00%, 4/1/40	111,297	126,498
4.50%, 5/1/40	173,530	191,383
4.50%, 5/1/40	423,629	461,525
4.50%, 6/1/41	316,369	344,701
3.50%, 10/1/41	851,555	892,908
3.50%, 7/1/42	1,050,821	1,101,226
3.00%, 1/1/43	1,394,668	1,430,255
4.50%, 9/1/44	1,131,134	1,229,836
Ginnie Mae:
4.50%, 7/20/33	276,927	299,923
5.50%, 7/20/34	120,203	136,040
6.00%, 11/20/37	151,508	173,728
6.00%, 10/15/38	717,769	809,994
5.00%, 12/15/38	263,340	293,267
5.00%, 5/15/39	348,481	391,247
5.00%, 10/15/39	529,845	594,728
4.00%, 12/20/40	1,160,404	1,267,353
4.00%, 11/20/41	117,714	126,711
4.00%, 8/20/42	819,007	880,263

Total U.S. Government Agency Mortgage-Backed Securities (Cost $49,425,932)		51,033,687

U.S. TREASURY OBLIGATIONS - 34.4%
United States Treasury Bonds:
8.125%, 5/15/21	1,000,000	1,337,891
8.00%, 11/15/21	1,000,000	1,360,820
6.25%, 8/15/23	1,000,000	1,327,383
5.375%, 2/15/31	1,400,000	2,007,414
3.875%, 8/15/40	1,000,000	1,253,398
4.375%, 5/15/41	2,000,000	2,700,468
3.125%, 11/15/41	1,000,000	1,112,461
3.00%, 5/15/42	1,000,000	1,085,781
3.75%, 11/15/43	1,045,000	1,297,922
See notes to Schedule of Investments.

3.125%, 8/15/44	1,600,000	1,770,000
2.50%, 2/15/45	1,000,000	975,078
United States Treasury Notes:
0.875%, 1/31/17	6,900,000	6,915,366
3.00%, 2/28/17	1,000,000	1,021,367
0.875%, 4/15/17	520,000	521,239
4.50%, 5/15/17	2,000,000	2,085,078
2.375%, 7/31/17	2,000,000	2,044,376
1.875%, 9/30/17	2,000,000	2,034,532
4.25%, 11/15/17	1,000,000	1,056,406
2.625%, 1/31/18	1,000,000	1,034,258
3.50%, 2/15/18	2,000,000	2,103,046
2.375%, 5/31/18	1,000,000	1,034,414
4.00%, 8/15/18	2,000,000	2,155,546
3.75%, 11/15/18	1,000,000	1,076,680
1.625%, 3/31/19	947,000	967,494
3.125%, 5/15/19	2,000,000	2,137,734
3.625%, 8/15/19	1,000,000	1,088,242
1.00%, 8/31/19	2,000,000	2,002,812
3.375%, 11/15/19	1,100,000	1,192,641
3.625%, 2/15/20	1,000,000	1,097,656
1.125%, 4/30/20	1,000,000	1,001,406
2.625%, 8/15/20	2,000,000	2,125,312
2.625%, 11/15/20	3,000,000	3,190,782
3.625%, 2/15/21	1,000,000	1,113,008
2.25%, 3/31/21	200,000	209,688
3.125%, 5/15/21	500,000	545,996
1.75%, 5/15/22	1,000,000	1,016,836
1.625%, 11/15/22	1,000,000	1,007,500
2.75%, 11/15/23	1,000,000	1,083,125
2.75%, 2/15/24	3,000,000	3,248,556
2.25%, 11/15/24	2,000,000	2,085,156
2.00%, 2/15/25	700,000	714,957

Total U.S. Treasury Obligations (Cost $61,783,264)		65,139,825

FLOATING RATE LOAN (d) - 0%

Financial - 0.0%
Alliance Mortgage Investments Term Loan, 12.61%, 6/1/10 *(b)(e)(f)	96,336	2,177

Total Floating Rate Loans (Cost $96,336)		2,177

See notes to Schedule of Investments.

TIME DEPOSIT - 0.3%
State Street Bank Time Deposit, 0.278%, 4/1/16	499,674	499,674

Total Time Deposit (Cost $499,674)		499,674

TOTAL INVESTMENTS (Cost $180,777,748) - 99.4%		187,998,367
Other assets and liabilities, net - 0.6%		1,053,448
NET ASSETS - 100.0%		$189,051,815

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on March 31, 2016.
(c) The coupon rate changes periodically based upon a predetermined schedule. The interest rate disclosed is that which is in effect on March 31, 2016.
(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at March 31, 2016. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(e) This security was valued under the direction of the Board of Directors. See Note A.
(f) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

Abbreviations:
GO:	General Obligation
LLC:	Limited Liability Corporation
LP:	Limited Partnership
Ltd.:	Limited
MTN:	Medium Term Note
plc:	Public Limited Company
See notes to Schedule of Investments.

CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2016 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 93.1%

Aerospace & Defense - 1.8%
B/E Aerospace, Inc.	15,463	713,153
Curtiss-Wright Corp.	6,743	510,243
Esterline Technologies Corp. *	4,463	285,944
Huntington Ingalls Industries, Inc.	7,090	970,905
KLX, Inc. *	7,791	250,403
Orbital ATK, Inc.	8,914	774,983
Teledyne Technologies, Inc. *	5,301	467,230
Triumph Group, Inc.	7,466	235,030
		4,207,891

Airlines - 1.1%
Alaska Air Group, Inc.	18,888	1,549,193
JetBlue Airways Corp. *	48,623	1,026,918
		2,576,111

Auto Components - 0.4%
Dana Holding Corp.	23,076	325,141
Gentex Corp.	43,748	686,406
		1,011,547

Automobiles - 0.2%
Thor Industries, Inc.	6,863	437,653

Banks - 5.1%
Associated Banc-Corp.	22,871	410,306
BancorpSouth, Inc.	12,836	273,535
Bank of Hawaii Corp.	6,450	440,406
Bank of the Ozarks, Inc.	12,275	515,182
Cathay General Bancorp	11,210	317,579
Commerce Bancshares, Inc.	12,660	569,067
Cullen/Frost Bankers, Inc.	8,259	455,154
East West Bancorp, Inc.	21,580	700,918
First Horizon National Corp.	36,122	473,198
First Niagara Financial Group, Inc.	53,727	520,077
FirstMerit Corp.	25,101	528,376
FNB Corp.	31,200	405,912
Fulton Financial Corp.	26,495	354,503
Hancock Holding Co.	11,680	268,173
See notes to Schedule of Investments.

International Bancshares Corp.	8,387	206,823
PacWest Bancorp	17,328	643,735
PrivateBancorp, Inc.	12,000	463,200
Prosperity Bancshares, Inc.	9,890	458,797
Signature Bank *	8,067	1,098,080
SVB Financial Group *	7,772	793,133
Synovus Financial Corp.	19,130	553,048
TCF Financial Corp.	25,330	310,546
Trustmark Corp.	9,915	228,343
Umpqua Holdings Corp.	33,130	525,442
Valley National Bancorp	33,459	319,199
Webster Financial Corp.	13,613	488,707
		12,321,439

Beverages - 0.1%
Boston Beer Company, Inc. (The), Class A *	1,457	269,647

Biotechnology - 0.3%
United Therapeutics Corp. *	6,841	762,293

Building Products - 1.3%
A.O. Smith Corp.	11,285	861,158
Fortune Brands Home & Security, Inc.	23,865	1,337,395
Lennox International, Inc.	6,020	813,844
		3,012,397

Capital Markets - 1.6%
Eaton Vance Corp.	17,373	582,343
Federated Investors, Inc., Class B	14,328	413,363
Janus Capital Group, Inc.	21,978	321,538
Raymond James Financial, Inc.	19,389	923,110
SEI Investments Co.	20,932	901,123
Stifel Financial Corp. *	10,430	308,728
Waddell & Reed Financial, Inc., Class A	12,562	295,709
WisdomTree Investments, Inc.	17,211	196,722
		3,942,636

Chemicals - 3.1%
Albemarle Corp.	16,999	1,086,746
Ashland, Inc.	9,570	1,052,317
Cabot Corp.	9,557	461,890
Minerals Technologies, Inc.	5,208	296,075
NewMarket Corp.	1,520	602,315
Olin Corp.	25,266	438,870
PolyOne Corp.	13,023	393,946
RPM International, Inc.	19,977	945,511
Scotts Miracle-Gro Co. (The), Class A	6,810	495,564
See notes to Schedule of Investments.

Sensient Technologies Corp.	6,825	433,114
Valspar Corp. (The)	11,034	1,180,859
		7,387,207

Commercial Services & Supplies - 1.8%
Clean Harbors, Inc. *	8,020	395,707
Copart, Inc. *	15,364	626,390
Deluxe Corp.	7,500	468,675
Herman Miller, Inc.	9,061	279,894
HNI Corp.	6,671	261,303
MSA Safety, Inc.	4,650	224,828
Rollins, Inc.	14,235	386,053
RR Donnelley & Sons Co.	31,187	511,467
Travel Centers of America LLC (a)	60,000	—
Waste Connections, Inc.	18,438	1,190,910
		4,345,227

Communications Equipment - 0.9%
ARRIS International plc *	26,859	615,608
Ciena Corp. *	19,564	372,107
InterDigital, Inc.	5,300	294,945
NetScout Systems, Inc. *	15,132	347,582
Plantronics, Inc.	5,083	199,203
Polycom, Inc. *	20,274	226,055
		2,055,500

Construction & Engineering - 0.7%
AECOM *	23,111	711,588
Granite Construction, Inc.	5,915	282,737
KBR, Inc.	21,492	332,696
Valmont Industries, Inc.	3,451	427,372
		1,754,393

Construction Materials - 0.2%
Eagle Materials, Inc.	7,532	528,068

Consumer Finance - 0.2%
SLM Corp. *	63,661	404,884

Containers & Packaging - 1.5%
AptarGroup, Inc.	9,517	746,228
Bemis Co., Inc.	14,459	748,687
Greif, Inc., Class A	3,861	126,448
Packaging Corp. of America	14,273	862,089
Silgan Holdings, Inc.	6,077	323,114
Sonoco Products Co.	15,137	735,204
		3,541,770
See notes to Schedule of I nvestments.

Distributors - 0.9%
LKQ Corp. *	46,107	1,472,196
Pool Corp.	6,435	564,607
		2,036,803

Diversified Consumer Services - 0.6%
DeVry Education Group, Inc.	8,485	146,536
Graham Holdings Co., Class B	666	319,680
Service Corp. International	29,658	731,959
Sotheby's	8,348	223,142
		1,421,317

Diversified Financial Services - 1.4%
CBOE Holdings, Inc.	12,387	809,243
FactSet Research Systems, Inc.	6,221	942,668
MarketAxess Holdings, Inc.	5,682	709,284
MSCI, Inc.	13,464	997,413
		3,458,608

Electric Utilities - 1.9%
Cleco Corp.	9,169	506,220
Great Plains Energy, Inc.	23,175	747,394
Hawaiian Electric Industries, Inc.	16,107	521,867
IDACORP, Inc.	7,617	568,152
OGE Energy Corp.	29,988	858,556
PNM Resources, Inc.	12,062	406,731
Westar Energy, Inc.	21,332	1,058,281
		4,667,201

Electrical Equipment - 1.1%
Acuity Brands, Inc.	6,608	1,441,469
Hubbell, Inc.	8,076	855,491
Regal-Beloit Corp.	6,721	424,028
		2,720,988

Electronic Equipment & Instruments - 3.9%
Arrow Electronics, Inc. *	13,772	887,054
Avnet, Inc.	19,924	882,633
Belden, Inc.	6,395	392,525
Cognex Corp.	12,780	497,781
FEI Co.	6,166	548,836
Ingram Micro, Inc., Class A	22,467	806,790
IPG Photonics Corp. *	5,497	528,152
Jabil Circuit, Inc.	28,567	550,486
Keysight Technologies, Inc. *	25,658	711,753
Knowles Corp. *	13,274	174,951
National Instruments Corp.	15,217	458,184
See notes to Schedule of Investments.

SYNNEX Corp.	4,430	410,174
Tech Data Corp. *	5,306	407,342
Trimble Navigation Ltd. *	37,805	937,564
VeriFone Systems, Inc. *	16,682	471,100
Vishay Intertechnology, Inc.	20,202	246,666
Zebra Technologies Corp., Class A *	7,897	544,893
		9,456,884

Energy Equipment & Services - 1.3%
Dril-Quip, Inc. *	5,803	351,430
Ensco plc, Class A	35,800	371,246
Nabors Industries Ltd.	42,645	392,334
Noble Corp. plc	36,830	381,190
Oceaneering International, Inc.	14,807	492,185
Oil States International, Inc. *	7,736	243,839
Patterson-UTI Energy, Inc.	22,015	387,904
Rowan Co.'s plc, Class A	18,600	299,460
Superior Energy Services, Inc.	22,560	302,078
		3,221,666

Food & Staples Retailing - 0.8%
Casey's General Stores, Inc.	5,887	667,115
Sprouts Farmers Market, Inc. *	21,403	621,543
SUPERVALU, Inc. *	39,793	229,208
United Natural Foods, Inc. *	7,517	302,935
		1,820,801

Food Products - 2.4%
Dean Foods Co.	13,920	241,094
Flowers Foods, Inc.	28,178	520,166
Hain Celestial Group, Inc. (The) *	15,613	638,728
Ingredion, Inc.	10,886	1,162,516
Lancaster Colony Corp.	2,943	325,408
Post Holdings, Inc. *	9,706	667,482
Snyder's-Lance, Inc.	11,800	371,464
Tootsie Roll Industries, Inc.	2,766	96,628
TreeHouse Foods, Inc. *	8,540	740,845
WhiteWave Foods Co. (The) *	26,594	1,080,780
		5,845,111

Gas Utilities - 2.1%
Atmos Energy Corp.	15,454	1,147,614
National Fuel Gas Co.	12,840	642,642
New Jersey Resources Corp.	12,920	470,676
ONE Gas, Inc.	7,886	481,834
Questar Corp.	26,382	654,273
See notes to Schedule of Investments.

UGI Corp.	25,975	1,046,533
WGL Holdings, Inc.	7,475	540,966
		4,984,538

Health Care Equipment & Supplies - 3.5%
ABIOMED, Inc. *	5,950	564,120
Align Technology, Inc. *	10,921	793,847
Cooper Co.'s, Inc. (The)	7,337	1,129,678
Halyard Health, Inc. *	7,000	201,110
Hill-Rom Holdings, Inc.	8,521	428,606
IDEXX Laboratories, Inc. *	13,574	1,063,116
LivaNova plc *	6,350	342,773
ResMed, Inc.	21,129	1,221,679
STERIS plc	12,955	920,453
Teleflex, Inc.	6,303	989,634
West Pharmaceutical Services, Inc.	10,954	759,331
		8,414,347

Health Care Providers & Services - 1.9%
Amsurg Corp. *	8,100	604,260
Centene Corp. *	4,493	276,625
Community Health Systems, Inc. *	17,076	316,077
LifePoint Health, Inc. *	6,624	458,712
Mednax, Inc. *	14,132	913,210
Molina Healthcare, Inc. *	6,147	396,420
Owens & Minor, Inc.	9,333	377,240
VCA, Inc. *	12,190	703,241
WellCare Health Plans, Inc. *	6,604	612,521
		4,658,306

Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. *	28,379	374,887

Hotels, Restaurants & Leisure - 2.1%
Brinker International, Inc.	8,648	397,376
Buffalo Wild Wings, Inc. *	2,838	420,364
Cheesecake Factory, Inc. (The)	6,843	363,295
Cracker Barrel Old Country Store, Inc.	3,600	549,612
Domino's Pizza, Inc.	7,526	992,378
Dunkin' Brands Group, Inc.	13,982	659,531
International Speedway Corp., Class A	4,137	152,697
Jack in the Box, Inc.	5,252	335,445
Panera Bread Co., Class A *	3,482	713,218
Wendy's Co. (The)	32,793	357,116
		4,941,032
See notes to Schedule of Investments.

Household Durables - 2.3%
CalAtlantic Group, Inc.	11,550	386,001
Jarden Corp. *	31,262	1,842,895
KB Home	12,812	182,955
MDC Holdings, Inc.	5,956	149,257
NVR, Inc. *	555	961,482
Tempur Sealy International, Inc. *	9,453	574,648
Toll Brothers, Inc. *	23,479	692,865
TRI Pointe Group, Inc. *	22,000	259,160
Tupperware Brands Corp.	7,514	435,662
		5,484,925

Household Products - 0.2%
Energizer Holdings, Inc.	9,339	378,323

Independent Power and Renewable Electricity Producers - 0.0%
Talen Energy Corp. *	9,652	86,868

Industrial Conglomerates - 0.4%
Carlisle Co.'s, Inc.	9,798	974,901

Insurance - 5.0%
Alleghany Corp. *	2,350	1,166,070
American Financial Group, Inc.	10,791	759,363
Arthur J. Gallagher & Co.	26,668	1,186,193
Aspen Insurance Holdings Ltd.	9,130	435,501
Brown & Brown, Inc.	17,423	623,743
CNO Financial Group, Inc.	27,197	487,370
Endurance Specialty Holdings Ltd.	9,251	604,460
Everest Re Group Ltd.	6,447	1,272,831
First American Financial Corp.	16,520	629,577
Genworth Financial, Inc., Class A *	73,181	199,784
Hanover Insurance Group, Inc. (The)	6,527	588,866
Kemper Corp.	7,405	218,966
Mercury General Corp.	5,370	298,035
Old Republic International Corp.	36,697	670,821
Primerica, Inc.	7,450	331,749
Reinsurance Group of America, Inc.	9,926	955,378
RenaissanceRe Holdings Ltd.	6,534	782,969
WR Berkley Corp.	14,976	841,651
		12,053,327

Internet & Catalog Retail - 0.1%
HSN, Inc.	4,800	251,088
See notes to Schedule of Investments.

Internet Software & Services - 0.4%
comScore, Inc. *	7,150	214,786
j2 Global, Inc.	6,905	425,210
Rackspace Hosting, Inc. *	17,164	370,571
		1,010,567

IT Services - 3.7%
Acxiom Corp. *	11,722	251,320
Broadridge Financial Solutions, Inc.	17,996	1,067,343
Computer Sciences Corp.	20,946	720,333
Convergys Corp.	14,626	406,164
CoreLogic, Inc. *	13,498	468,381
DST Systems, Inc.	4,796	540,845
Gartner, Inc. *	12,457	1,113,033
Global Payments, Inc.	19,564	1,277,529
Jack Henry & Associates, Inc.	11,943	1,010,019
Leidos Holdings, Inc.	9,634	484,783
MAXIMUS, Inc.	9,901	521,189
NeuStar, Inc., Class A *	8,302	204,229
Science Applications International Corp.	6,292	335,615
WEX, Inc. *	5,832	486,155
		8,886,938

Leisure Products - 0.9%
Brunswick Corp.	13,741	659,293
Polaris Industries, Inc.	9,172	903,259
Vista Outdoor, Inc. *	9,255	480,427
		2,042,979

Life Sciences - Tools & Services - 1.4%
Bio-Rad Laboratories, Inc., Class A *	3,138	429,027
Bio-Techne Corp.	5,582	527,611
Charles River Laboratories International, Inc. *	7,114	540,237
Mettler-Toledo International, Inc. *	4,086	1,408,689
PAREXEL International Corp. *	8,035	504,036
		3,409,600

Machinery - 4.0%
AGCO Corp.	10,738	533,679
CLARCOR, Inc.	7,382	426,606
Crane Co.	7,496	403,734
Donaldson Co., Inc.	18,619	594,132
Graco, Inc.	8,439	708,538
IDEX Corp.	11,523	955,026
ITT Corp.	13,467	496,798
Joy Global, Inc.	15,000	241,050
Kennametal, Inc.	11,887	267,339
See notes to Schedule of Investments.

Lincoln Electric Holdings, Inc.	9,742	570,589
Nordson Corp.	8,083	614,631
Oshkosh Corp.	11,072	452,513
Terex Corp.	16,336	406,440
Timken Co. (The)	10,544	353,119
Toro Co. (The)	8,220	707,906
Trinity Industries, Inc.	23,401	428,472
Wabtec Corp.	13,922	1,103,875
Woodward, Inc.	8,439	438,997
		9,703,444

Marine - 0.2%
Kirby Corp. *	8,229	496,126

Media - 1.4%
AMC Networks, Inc., Class A *	9,145	593,876
Cable One, Inc.	666	291,129
Cinemark Holdings, Inc.	15,975	572,384
DreamWorks Animation SKG, Inc., Class A *	10,941	272,978
John Wiley & Sons, Inc., Class A	7,418	362,666
Live Nation Entertainment, Inc. *	21,810	486,581
Meredith Corp.	5,657	268,708
New York Times Co., (The) Class A	18,719	233,239
Time, Inc.	15,878	245,156
		3,326,717

Metals & Mining - 1.6%
Allegheny Technologies, Inc.	16,493	268,836
Carpenter Technology Corp.	7,092	242,759
Commercial Metals Co.	17,437	295,906
Compass Minerals International, Inc.	5,109	362,024
Reliance Steel & Aluminum Co.	10,813	748,151
Royal Gold, Inc.	9,776	501,411
Steel Dynamics, Inc.	36,827	828,976
United States Steel Corp.	22,153	355,556
Worthington Industries, Inc.	6,894	245,702
		3,849,321

Multi-Utilities - 1.2%
Alliant Energy Corp.	17,109	1,270,857
Black Hills Corp.	7,724	464,444
MDU Resources Group, Inc.	29,227	568,757
Vectren Corp.	12,535	633,770
		2,937,828
See notes to Schedule of Investments.

Multiline Retail - 0.4%
Big Lots, Inc.	7,479	338,724
J.C. Penney Co., Inc. *	46,354	512,675
		851,399

Oil, Gas & Consumable Fuels - 1.7%
CONSOL Energy, Inc.	29,579	333,947
Denbury Resources, Inc.	53,121	117,929
Energen Corp.	14,697	537,763
Gulfport Energy Corp. *	18,493	524,091
HollyFrontier Corp.	26,731	944,139
QEP Resources, Inc.	28,300	399,313
SM Energy Co.	9,986	187,138
Western Refining, Inc.	10,463	304,369
World Fuel Services Corp.	10,719	520,729
WPX Energy, Inc. *	35,001	244,657
		4,114,075

Paper & Forest Products - 0.3%
Domtar Corp.	9,478	383,859
Louisiana-Pacific Corp. *	21,361	365,700
		749,559

Personal Products - 0.4%
Avon Products, Inc.	65,356	314,363
Edgewell Personal Care Co.	9,061	729,682
		1,044,045

Pharmaceuticals - 0.3%
Akorn, Inc. *	11,835	278,478
Catalent, Inc. *	15,000	400,050
		678,528

Professional Services - 0.6%
CEB, Inc.	4,992	323,132
FTI Consulting, Inc. *	6,201	220,198
Manpowergroup, Inc.	10,948	891,386
		1,434,716

Real Estate Investment Trusts - 9.1%
Alexandria Real Estate Equities, Inc.	11,112	1,009,970
American Campus Communities, Inc.	19,732	929,180
Camden Property Trust	13,164	1,106,961
Care Capital Properties, Inc.	12,500	335,500
Communications Sales & Leasing, Inc.	17,973	399,899
Corporate Office Properties Trust	14,176	371,978
Corrections Corp. of America	17,557	562,702
See notes to Schedule of Investments.

Douglas Emmett, Inc.	21,045	633,665
Duke Realty Corp.	52,382	1,180,690
EPR Properties	9,500	632,890
Equity One, Inc.	13,487	386,537
First Industrial Realty Trust, Inc.	17,700	402,498
Healthcare Realty Trust, Inc.	15,200	469,528
Highwoods Properties, Inc.	14,387	687,842
Hospitality Properties Trust	22,950	609,552
Kilroy Realty Corp.	13,851	856,961
Lamar Advertising Co., Class A	12,305	756,757
LaSalle Hotel Properties	16,974	429,612
Liberty Property Trust	22,383	748,935
Mack-Cali Realty Corp.	13,383	314,501
Mid-America Apartment Communities, Inc.	11,423	1,167,545
National Retail Properties, Inc.	21,359	986,786
Omega Healthcare Investors, Inc.	24,842	876,923
Post Properties, Inc.	8,124	485,328
Potlatch Corp.	5,968	187,992
Rayonier, Inc.	18,833	464,798
Regency Centers Corp.	14,781	1,106,358
Senior Housing Properties Trust	35,962	643,360
Sovran Self Storage, Inc.	5,967	703,808
Tanger Factory Outlet Centers, Inc.	14,371	522,961
Taubman Centers, Inc.	9,091	647,552
Urban Edge Properties	13,878	358,608
Weingarten Realty Investors	17,093	641,329
WP GLIMCHER, Inc.	27,362	259,665
		21,879,171

Real Estate Management & Development - 0.4%
Alexander & Baldwin, Inc.	6,827	250,414
Jones Lang LaSalle, Inc.	6,798	797,542
		1,047,956

Road & Rail - 0.8%
Genesee & Wyoming, Inc., Class A *	8,548	535,960
Landstar System, Inc.	6,424	415,055
Old Dominion Freight Line, Inc. *	10,507	731,497
Werner Enterprises, Inc.	6,550	177,898
		1,860,410

Semiconductors & Semiconductor Equipment - 2.0%
Advanced Micro Devices, Inc. *	94,503	269,334
Atmel Corp.	63,805	518,097
Cree, Inc. *	15,512	451,399
Cypress Semiconductor Corp.	47,635	412,519
Fairchild Semiconductor International, Inc. *	17,459	349,180
See notes to Schedule of Investments.

Integrated Device Technology, Inc. *	20,319	415,320
Intersil Corp., Class A	19,496	260,661
Microsemi Corp. *	17,020	652,036
Silicon Laboratories, Inc. *	5,956	267,782
SunEdison, Inc. *	47,326	25,565
Synaptics, Inc. *	5,500	438,570
Teradyne, Inc.	31,018	669,679
		4,730,142

Software - 3.9%
ACI Worldwide, Inc. *	17,849	371,081
ANSYS, Inc. *	13,407	1,199,390
Cadence Design Systems, Inc. *	46,242	1,090,386
CDK Global, Inc.	23,514	1,094,577
Commvault Systems, Inc. *	6,304	272,144
Fair Isaac Corp.	4,752	504,140
Fortinet, Inc. *	21,853	669,357
Manhattan Associates, Inc. *	11,100	631,257
Mentor Graphics Corp.	14,708	299,013
PTC, Inc. *	17,243	571,778
Synopsys, Inc. *	22,947	1,111,553
Tyler Technologies, Inc. *	4,984	640,992
Ultimate Software Group, Inc. (The) *	4,368	845,208
		9,300,876

Specialty Retail - 2.5%
Aaron's, Inc.	9,524	239,052
Abercrombie & Fitch Co., Class A	10,143	319,910
American Eagle Outfitters, Inc.	25,170	419,584
Ascena Retail Group, Inc. *	25,608	283,224
Cabela's, Inc. *	7,292	355,048
Chico's FAS, Inc.	20,246	268,664
CST Brands, Inc.	11,596	444,011
Dick's Sporting Goods, Inc.	13,596	635,613
Foot Locker, Inc.	20,717	1,336,247
Guess?, Inc.	9,458	177,527
Murphy USA, Inc. *	5,900	362,555
Office Depot, Inc. *	73,787	523,888
Williams-Sonoma, Inc.	12,653	692,625
		6,057,948

Technology Hardware, Storage & Peripherals - 0.6%
3D Systems Corp. *	15,715	243,111
Diebold, Inc.	9,724	281,121
Lexmark International, Inc., Class A	9,215	308,057
NCR Corp. *	18,721	560,320
		1,392,609
See notes to Schedule of Investments.

Textiles, Apparel & Luxury Goods - 1.0%
Carter's, Inc.	7,878	830,184
Deckers Outdoor Corp. *	4,993	299,130
Fossil Group, Inc. *	6,400	284,288
Kate Spade & Co. *	19,154	488,810
Skechers U.S.A., Inc., Class A *	19,616	597,307
		2,499,719

Thrifts & Mortgage Finance - 0.6%
New York Community Bancorp, Inc.	73,191	1,163,737
Washington Federal, Inc.	13,866	314,065
		1,477,802

Trading Companies & Distributors - 0.7%
GATX Corp.	6,399	303,953
MSC Industrial Direct Co., Inc., Class A	7,273	555,003
NOW, Inc. *	15,977	283,112
Watsco, Inc.	3,861	520,231
		1,662,299

Water Utilities - 0.4%
Aqua America, Inc.	26,582	845,839

Wireless Telecommunication Services - 0.2%
Telephone & Data Systems, Inc.	14,161	426,104

Total Common Stocks (Cost $169,117,582)		223,527,301

EXCHANGE-TRADED PRODUCTS - 1.5%
SPDR S&P MidCap 400 ETF Trust	13,800	3,625,536

Total Exchange-Traded Products (Cost $3,558,770)		3,625,536

	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 0.4%
United States Treasury Bills, 0.42%, 10/13/16 ^	1,000,000	998,486

Total U.S. Treasury Obligations (Cost $997,725)		998,486

See notes to Schedule of Investments.

TIME DEPOSIT - 4.5%
State Street Bank Time Deposit, 0.278%, 4/1/16	10,889,369	10,889,369

Total Time Deposit (Cost $10,889,369)		10,889,369

TOTAL INVESTMENTS (Cost $184,563,446) - 99.5%		239,040,692
Other assets and liabilities, net - 0.5%		1,120,349
NET ASSETS - 100.0%		$240,161,041

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-Mini S&P MidCap 400 Index^	86	6/16	$12,394,320	$330,350

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
^ Futures collateralized by $1,000,000 par value of U.S. Treasury Bills.
(a) This security was valued under the direction of the Board of Directors. See Note A.

Abbreviations:
ETF:	Exchange-Traded Fund
LLC:	Limited Liability Corporation
Ltd.:	Limited
plc:	Public Limited Company
REIT:	Real Estate Investment Trust
SPDR:	Standard & Poor's Depository Receipt
See notes to Schedule of Investments.

CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2016 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 94.7%

Aerospace & Defense - 1.3%
AAR Corp.	2,738	63,713
Aerojet Rocketdyne Holdings, Inc. *	5,118	83,833
Aerovironment, Inc. *	1,707	48,342
American Science & Engineering, Inc.	703	19,466
Astronics Corp. *	1,713	65,351
Cubic Corp.	1,711	68,372
Curtiss-Wright Corp.	3,437	260,078
DigitalGlobe, Inc. *	4,964	85,877
Ducommun, Inc. *	914	13,938
Engility Holdings, Inc. *	1,480	27,765
Esterline Technologies Corp. *	2,301	147,425
HEICO Corp.	1,485	89,293
HEICO Corp., Class A	3,080	146,608
KEYW Holding Corp. (The) *	2,749	18,253
KLX, Inc. *	4,071	130,842
Kratos Defense & Security Solutions, Inc. *	3,789	18,755
Moog, Inc., Class A *	2,863	130,782
National Presto Industries, Inc.	420	35,171
Sparton Corp. *	882	15,867
Taser International, Inc. *	4,125	80,974
Teledyne Technologies, Inc. *	2,727	240,358
Vectrus, Inc. *	813	18,496
		1,809,559

Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. *	4,073	62,643
Atlas Air Worldwide Holdings, Inc. *	1,930	81,581
Echo Global Logistics, Inc. *	2,286	62,088
Forward Air Corp.	2,390	108,315
Hub Group, Inc., Class A *	2,785	113,600
Park-Ohio Holdings Corp.	726	31,087
Radiant Logistics, Inc. *	2,087	7,450
XPO Logistics, Inc. *	5,520	169,464
		636,228

Airlines - 0.4%
Allegiant Travel Co.	1,035	184,292
Hawaiian Holdings, Inc. *	3,718	175,452
SkyWest, Inc.	4,346	86,877
See notes to Schedule of Investments.

Virgin America, Inc. *	1,944	74,961
		521,582

Auto Components - 1.1%
American Axle & Manufacturing Holdings, Inc. *	6,004	92,402
Cooper Tire & Rubber Co.	4,443	164,480
Cooper-Standard Holding, Inc. *	1,048	75,288
Dana Holding Corp.	11,890	167,530
Dorman Products, Inc. *	2,064	112,323
Drew Industries, Inc.	1,976	127,373
Federal-Mogul Holdings Corp. *	2,583	25,520
Fox Factory Holding Corp. *	1,308	20,680
Gentherm, Inc. *	2,771	115,246
Horizon Global Corp. *	1,398	17,587
Metaldyne Performance Group, Inc.	1,006	16,911
Modine Manufacturing Co. *	4,047	44,557
Motorcar Parts of America, Inc. *	1,400	53,172
Standard Motor Products, Inc.	1,539	53,326
Stoneridge, Inc. *	2,174	31,653
Strattec Security Corp.	311	17,848
Superior Industries International, Inc.	2,023	44,668
Tenneco, Inc. *	4,510	232,310
Tower International, Inc.	1,846	50,211
		1,463,085

Automobiles - 0.0%
Winnebago Industries, Inc.	2,078	46,651

Banks - 8.7%
1st Source Corp.	1,262	40,182
Access National Corp.	561	11,125
Allegiance Bancshares, Inc. *	238	4,372
American National Bankshares, Inc.	705	17,858
Ameris Bancorp	2,665	78,831
Ames National Corp.	756	18,719
Arrow Financial Corp.	1,003	26,650
Banc of California, Inc.	3,086	54,005
BancFirst Corp.	651	37,127
Banco Latinoamericano de Comercio Exterior S.A.	2,320	56,190
Bancorp, Inc. (The) *	2,534	14,495
BancorpSouth, Inc.	7,451	158,781
Bank of Marin Bancorp	545	26,825
Bank of the Ozarks, Inc.	6,019	252,617
Banner Corp.	1,639	68,904
Bar Harbor Bankshares	461	15,314
BBCN Bancorp, Inc.	6,139	93,251
Berkshire Hills Bancorp, Inc.	2,523	67,844
See notes to Schedule of Investments.

Blue Hills Bancorp, Inc.	2,498	34,148
BNC Bancorp	2,200	46,464
Boston Private Financial Holdings, Inc.	6,409	73,383
Bridge Bancorp, Inc.	963	29,343
Brookline Bancorp, Inc.	5,406	59,520
Bryn Mawr Bank Corp.	1,427	36,717
C1 Financial, Inc. *	287	6,945
Camden National Corp.	710	29,820
Capital Bank Financial Corp., Class A	1,735	53,525
Capital City Bank Group, Inc.	1,232	17,975
Cardinal Financial Corp.	2,513	51,140
Cascade Bancorp *	3,096	17,678
Cathay General Bancorp	6,167	174,711
CenterState Banks, Inc.	3,507	52,219
Central Pacific Financial Corp.	1,534	33,395
Century Bancorp, Inc., Class A	277	10,778
Chemical Financial Corp.	2,602	92,865
Citizens & Northern Corp.	1,125	22,365
City Holding Co.	1,174	56,094
CNB Financial Corp.	1,282	22,550
CoBiz Financial, Inc.	2,995	35,401
Columbia Banking System, Inc.	4,452	133,204
Community Bank System, Inc.	3,331	127,278
Community Trust Bancorp, Inc.	1,316	46,481
CommunityOne Bancorp *	901	11,965
ConnectOne Bancorp, Inc.	2,307	37,719
CU Bancorp *	1,297	27,458
Customers Bancorp, Inc. *	2,244	53,026
CVB Financial Corp.	8,200	143,090
Eagle Bancorp, Inc. *	2,309	110,832
Enterprise Bancorp, Inc.	478	12,543
Enterprise Financial Services Corp.	1,698	45,914
Equity Bancshares, Inc., Class A *	170	3,570
Farmers Capital Bank Corp.	578	15,271
FCB Financial Holdings, Inc., Class A *	2,159	71,808
Fidelity Southern Corp.	1,097	17,596
Financial Institutions, Inc.	1,134	32,965
First BanCorp *	9,341	27,276
First Bancorp, Inc.	691	13,481
First Bancorp/Southern Pines	1,553	29,274
First Busey Corp.	2,117	43,356
First Business Financial Services, Inc.	708	16,234
First Citizens BancShares, Inc., Class A	595	149,387
First Commonwealth Financial Corp.	6,865	60,824
First Community Bancshares, Inc.	1,464	29,046
First Connecticut Bancorp, Inc.	1,473	23,509
First Financial Bancorp	5,061	92,009
See notes to Schedule of Investments.

First Financial Bankshares, Inc.	4,950	146,421
First Financial Corp.	966	33,047
First Interstate BancSystem, Inc., Class A	1,462	41,126
First Merchants Corp.	3,106	73,208
First Midwest Bancorp, Inc.	6,017	108,426
First NBC Bank Holding Co. *	1,338	27,549
First of Long Island Corp. (The)	901	25,679
FirstMerit Corp.	12,795	269,335
Flushing Financial Corp.	2,270	49,077
FNB Corp.	15,653	203,646
Franklin Financial Network, Inc. *	421	11,367
Fulton Financial Corp.	13,636	182,450
German American Bancorp, Inc.	1,152	37,094
Glacier Bancorp, Inc.	5,829	148,173
Great Southern Bancorp, Inc.	940	34,902
Great Western Bancorp, Inc.	3,189	86,964
Green Bancorp, Inc. *	1,113	8,425
Guaranty Bancorp	1,371	21,196
Hampton Roads Bankshares, Inc. *	2,909	5,149
Hancock Holding Co.	6,011	138,013
Hanmi Financial Corp.	2,465	54,279
Heartland Financial USA, Inc.	1,357	41,782
Heritage Commerce Corp.	1,714	17,157
Heritage Financial Corp.	2,334	41,008
Heritage Oaks Bancorp	1,809	14,092
Hilltop Holdings, Inc. *	5,877	110,958
Home BancShares, Inc.	4,406	180,426
HomeTrust Bancshares, Inc. *	1,500	27,495
Horizon Bancorp	750	18,540
IBERIABANK Corp.	2,947	151,093
Independent Bank Corp.	2,054	29,886
Independent Bank Corp./Rockland	2,018	92,747
Independent Bank Group, Inc.	819	22,441
International Bancshares Corp.	4,180	103,079
Investors Bancorp, Inc.	25,336	294,911
Lakeland Bancorp, Inc.	3,213	32,612
Lakeland Financial Corp.	1,410	64,550
LegacyTexas Financial Group, Inc.	3,674	72,194
Live Oak Bancshares, Inc.	380	5,700
MainSource Financial Group, Inc.	1,757	37,055
MB Financial, Inc.	5,883	190,903
Mercantile Bank Corp.	1,508	33,809
Merchants Bancshares, Inc.	377	11,212
MidWestOne Financial Group, Inc.	611	16,772
National Bank Holdings Corp., Class A	2,344	47,794
National Bankshares, Inc.	719	24,676
National Commerce Corp. *	466	11,002
See notes to Schedule of Investments.

National Penn Bancshares, Inc.	10,936	116,359
National Penn Bancshares, Inc. *(a)	25,000	—
NBT Bancorp, Inc.	3,400	91,630
OFG Bancorp	3,440	24,046
Old National Bancorp	9,028	110,051
Old Second Bancorp, Inc. *	2,274	16,305
Opus Bank	804	27,336
Pacific Continental Corp.	1,543	24,889
Pacific Premier Bancorp, Inc. *	2,264	48,382
Park National Corp.	1,007	90,630
Park Sterling Corp.	3,952	26,360
Peapack Gladstone Financial Corp.	1,336	22,578
Penns Woods Bancorp, Inc.	415	15,994
People's Utah Bancorp	225	3,562
Peoples Bancorp, Inc.	1,418	27,708
Peoples Financial Services Corp.	676	25,147
Pinnacle Financial Partners, Inc.	2,769	135,847
Preferred Bank	1,057	31,974
PrivateBancorp, Inc.	6,067	234,186
Prosperity Bancshares, Inc.	5,406	250,784
QCR Holdings, Inc.	901	21,489
Renasant Corp.	3,102	102,087
Republic Bancorp, Inc., Class A	907	23,428
S&T Bancorp, Inc.	2,878	74,137
Sandy Spring Bancorp, Inc.	2,099	58,415
Seacoast Banking Corp. of Florida *	1,837	29,006
ServisFirst Bancshares, Inc.	1,720	76,368
Sierra Bancorp	987	17,914
Simmons First National Corp., Class A	2,304	103,841
South State Corp.	1,866	119,853
Southside Bancshares, Inc.	2,181	56,859
Southwest Bancorp, Inc.	1,698	25,555
State Bank Financial Corp.	2,758	54,498
Sterling Bancorp	9,598	152,896
Stock Yards Bancorp, Inc.	1,229	47,353
Stonegate Bank	892	26,724
Suffolk Bancorp	896	22,615
Sun Bancorp, Inc. *	618	12,799
Talmer Bancorp, Inc., Class A	4,217	76,286
Texas Capital Bancshares, Inc. *	3,533	135,597
Tompkins Financial Corp.	1,247	79,808
TowneBank	3,792	72,769
TriCo Bancshares	1,995	50,513
TriState Capital Holdings, Inc. *	1,979	24,935
Triumph Bancorp, Inc. *	1,130	17,888
Trustmark Corp.	5,214	120,078
UMB Financial Corp.	3,038	156,852
See notes to Schedule of Investments.

Umpqua Holdings Corp.	17,021	269,953
Union Bankshares Corp.	3,482	85,762
United Bankshares, Inc.	5,360	196,712
United Community Banks, Inc.	3,877	71,608
Univest Corp. of Pennsylvania	1,440	28,094
Valley National Bancorp	17,945	171,195
Washington Trust Bancorp, Inc.	1,232	45,978
Webster Financial Corp.	7,006	251,515
WesBanco, Inc.	2,789	82,861
West BanCorp., Inc.	1,387	25,285
Westamerica BanCorp.	1,972	96,056
Western Alliance Bancorp *	6,621	221,009
Wilshire Bancorp, Inc.	5,565	57,320
Wintrust Financial Corp.	3,660	162,284
Yadkin Financial Corp.	3,315	78,466
		11,703,091

Beverages - 0.2%
Boston Beer Company, Inc. (The), Class A *	702	129,919
Castle Brands, Inc. *	5,139	4,831
Coca-Cola Bottling Co. Consolidated	359	57,354
Craft Brew Alliance, Inc. *	855	7,037
MGP Ingredients, Inc.	826	20,022
National Beverage Corp. *	894	37,834
		256,997

Biotechnology - 4.1%
Abeona Therapeutics, Inc. *	806	2,063
ACADIA Pharmaceuticals, Inc. *	6,631	185,403
Acceleron Pharma, Inc. *	1,944	51,302
Achillion Pharmaceuticals, Inc. *	9,072	70,036
Acorda Therapeutics, Inc. *	3,302	87,338
Adamas Pharmaceuticals, Inc. *	802	11,597
Aduro Biotech, Inc. *	644	8,250
Advaxis, Inc. *	2,339	21,121
Aegerion Pharmaceuticals, Inc. *	1,935	7,159
Affimed NV *	1,180	4,413
Agenus, Inc. *	5,577	23,200
Aimmune Therapeutics, Inc. *	875	11,865
Akebia Therapeutics, Inc. *	1,882	16,957
Alder Biopharmaceuticals, Inc. *	1,788	43,788
AMAG Pharmaceuticals, Inc. *	2,648	61,963
Amicus Therapeutics, Inc. *	8,941	75,551
Anacor Pharmaceuticals, Inc. *	3,163	169,062
Anthera Pharmaceuticals, Inc. *	2,764	10,006
Applied Genetic Technologies Corp. *	435	6,081
Ardelyx, Inc. *	1,293	10,047
See notes to Schedule of Investments.

Arena Pharmaceuticals, Inc. *	19,683	38,775
ARIAD Pharmaceuticals, Inc. *	12,921	82,565
Array BioPharma, Inc. *	10,886	32,114
Asterias Biotherapeutics, Inc. *	815	3,830
Atara Biotherapeutics, Inc. *	1,318	25,082
aTyr Pharma, Inc. *	466	1,836
Avalanche Biotechnologies, Inc. *	1,509	7,802
Axovant Sciences Ltd. *	1,100	12,628
Bellicum Pharmaceuticals, Inc. *	743	6,947
BioCryst Pharmaceuticals, Inc. *	5,597	15,839
BioSpecifics Technologies Corp. *	326	11,351
BioTime, Inc. *	3,184	9,138
Blueprint Medicines Corp. *	723	13,050
Calithera Biosciences, Inc. *	700	3,976
Cara Therapeutics, Inc. *	1,288	8,011
Catabasis Pharmaceuticals, Inc. *	350	1,764
Catalyst Pharmaceuticals, Inc. *	5,813	6,801
Celldex Therapeutics, Inc. *	7,600	28,728
Cellular Biomedicine Group, Inc. *	759	14,155
Cepheid *	5,540	184,814
Chelsea Therapeutics International Ltd. *(a)	5,785	686
ChemoCentryx, Inc. *	2,120	5,279
Chiasma, Inc. *	575	5,267
Chimerix, Inc. *	3,539	18,084
Cidara Therapeutics, Inc. *	375	4,762
Clovis Oncology, Inc. *	2,169	41,645
Coherus Biosciences, Inc. *	1,820	38,639
Concert Pharmaceuticals, Inc. *	1,187	16,214
CorMedix, Inc. *	2,396	6,349
CTI BioPharma Corp. *	12,809	6,807
Curis, Inc. *	8,583	13,819
Cytokinetics, Inc. *	2,136	15,059
CytomX Therapeutics, Inc. *	560	7,224
CytRx Corp. *	4,998	13,395
Dicerna Pharmaceuticals, Inc. *	1,166	6,250
Dimension Therapeutics, Inc. *	449	3,516
Dyax Corp. CVR *(a)	11,242	12,479
Dynavax Technologies Corp. *	2,638	50,755
Eagle Pharmaceuticals, Inc. *	662	26,811
Edge Therapeutics, Inc. *	706	6,460
Emergent Biosolutions, Inc. *	2,331	84,732
Enanta Pharmaceuticals, Inc. *	1,235	36,272
Epizyme, Inc. *	3,242	39,293
Esperion Therapeutics, Inc. *	1,013	17,130
Exact Sciences Corp. *	7,462	50,294
Exelixis, Inc. *	17,002	68,008
Fibrocell Science, Inc. *	1,895	4,737
See notes to Schedule of Investments.

FibroGen, Inc. *	3,693	78,624
Five Prime Therapeutics, Inc. *	1,765	71,712
Flexion Therapeutics, Inc. *	1,074	9,881
Foundation Medicine, Inc. *	920	16,726
Galena Biopharma, Inc. *	8,878	12,074
Genocea Biosciences, Inc. *	1,434	11,099
Genomic Health, Inc. *	1,445	35,793
Geron Corp. *	13,372	39,046
Global Blood Therapeutics, Inc. *	550	8,723
Halozyme Therapeutics, Inc. *	8,185	77,512
Heron Therapeutics, Inc. *	2,291	43,506
Idera Pharmaceuticals, Inc. *	7,586	15,020
Ignyta, Inc. *	1,416	9,586
Immune Design Corp. *	874	11,362
ImmunoGen, Inc. *	6,651	56,666
Immunomedics, Inc. *	6,814	17,035
Infinity Pharmaceuticals, Inc. *	4,129	21,760
Inovio Pharmaceuticals, Inc. *	5,391	46,956
Insmed, Inc. *	4,746	60,132
Insys Therapeutics, Inc. *	1,760	28,142
Invitae Corp. *	642	6,568
Ironwood Pharmaceuticals, Inc. *	9,719	106,326
Karyopharm Therapeutics, Inc. *	1,782	15,895
Keryx Biopharmaceuticals, Inc. *	7,995	37,337
Kite Pharma, Inc. *	2,551	117,116
La Jolla Pharmaceutical Co. *	892	18,652
Lexicon Pharmaceuticals, Inc. *	3,233	38,634
Ligand Pharmaceuticals, Inc. *	1,354	145,000
Lion Biotechnologies, Inc. *	3,475	17,653
Loxo Oncology, Inc. *	609	16,650
MacroGenics, Inc. *	2,420	45,375
MannKind Corp. *	19,042	30,658
Medgenics, Inc. *	1,299	5,716
Merrimack Pharmaceuticals, Inc. *	8,667	72,543
MiMedx Group, Inc. *	8,019	70,086
Mirati Therapeutics, Inc. *	893	19,110
Momenta Pharmaceuticals, Inc. *	4,757	43,955
Myriad Genetics, Inc. *	5,360	200,625
NantKwest, Inc. *	525	4,315
Natera, Inc. *	800	7,616
Navidea Biopharmaceuticals, Inc. *	10,313	9,741
Neurocrine Biosciences, Inc. *	6,662	263,482
NewLink Genetics Corp. *	1,605	29,211
Nivalis Therapeutics, Inc. *	400	1,668
Northwest Biotherapeutics, Inc. *	3,184	4,649
Novavax, Inc. *	20,685	106,735
Oncocyte Corp. *	159	733
See notes to Schedule of Investments.

OncoMed Pharmaceuticals, Inc. *	1,132	11,445
Oncothyreon, Inc. *	6,340	8,052
Ophthotech Corp. *	1,829	77,312
Organovo Holdings, Inc. *	5,600	12,152
Osiris Therapeutics, Inc. *	1,445	8,251
Otonomy, Inc. *	1,140	17,009
OvaScience, Inc. *	1,811	17,186
PDL BioPharma, Inc.	12,664	42,171
Peregrine Pharmaceuticals, Inc. *	11,824	4,972
Pfenex, Inc. *	1,259	12,376
Portola Pharmaceuticals, Inc. *	3,886	79,274
Progenics Pharmaceuticals, Inc. *	5,151	22,458
Proteon Therapeutics, Inc. *	595	4,605
Prothena Corp. plc *	2,654	109,239
PTC Therapeutics, Inc. *	2,612	16,821
Radius Health, Inc. *	2,558	80,423
Raptor Pharmaceutical Corp. *	6,081	27,973
REGENXBIO, Inc. *	615	6,642
Regulus Therapeutics, Inc. *	2,183	15,128
Repligen Corp. *	2,535	67,989
Retrophin, Inc. *	2,698	36,855
Rigel Pharmaceuticals, Inc. *	7,590	15,787
Sage Therapeutics, Inc. *	1,064	34,112
Sangamo BioSciences, Inc. *	5,756	34,824
Sarepta Therapeutics, Inc. *	3,490	68,125
Seres Therapeutics, Inc. *	675	17,928
Sorrento Therapeutics, Inc. *	2,189	11,777
Spark Therapeutics, Inc. *	707	20,864
Spectrum Pharmaceuticals, Inc. *	5,050	32,118
Stemline Therapeutics, Inc. *	1,313	6,119
Synergy Pharmaceuticals, Inc. *	7,787	21,492
Synta Pharmaceuticals Corp. *	5,731	1,375
T2 Biosystems, Inc. *	524	5,167
TESARO, Inc. *	1,877	82,644
TG Therapeutics, Inc. *	2,728	23,243
Threshold Pharmaceuticals, Inc. *	4,048	1,862
Tobira Therapeutics, Inc. *	153	1,252
Tokai Pharmaceuticals, Inc. *	500	2,805
Trevena, Inc. *	1,911	15,804
Trius Therapeutics, Inc *(a)	3,210	417
Trovagene, Inc. *	1,887	8,775
Ultragenyx Pharmaceutical, Inc. *	3,021	191,259
Vanda Pharmaceuticals, Inc. *	3,487	29,151
Verastem, Inc. *	2,484	3,925
Versartis, Inc. *	1,736	13,923
Vitae Pharmaceuticals, Inc. *	1,024	6,789
Vital Therapies, Inc. *	1,295	11,746
See notes to Schedule of Investments.

Voyager Therapeutics, Inc. *	521	4,548
vTv Therapeutics, Inc., Class A *	500	2,580
XBiotech, Inc. *	314	2,967
Xencor, Inc. *	2,195	29,457
XOMA Corp. *	6,130	4,738
Zafgen, Inc. *	1,272	8,497
ZIOPHARM Oncology, Inc. *	8,524	63,248
		5,551,429

Building Products - 1.0%
AAON, Inc.	3,159	88,452
Advanced Drainage Systems, Inc.	2,597	55,316
American Woodmark Corp. *	1,038	77,424
Apogee Enterprises, Inc.	2,253	98,884
Builders FirstSource, Inc. *	3,852	43,412
Continental Building Products, Inc. *	2,429	45,082
Gibraltar Industries, Inc. *	2,647	75,704
Griffon Corp.	2,639	40,773
Insteel Industries, Inc.	1,631	49,860
Masonite International Corp. *	2,330	152,615
NCI Building Systems, Inc. *	2,515	35,713
Nortek, Inc. *	776	37,473
Patrick Industries, Inc. *	1,080	49,021
PGT, Inc. *	3,685	36,260
Ply Gem Holdings, Inc. *	1,362	19,136
Quanex Building Products Corp.	2,614	45,379
Simpson Manufacturing Co., Inc.	3,250	124,053
Trex Co., Inc. *	2,306	110,527
Universal Forest Products, Inc.	1,553	133,279
		1,318,363

Capital Markets - 1.2%
Arlington Asset Investment Corp., Class A	1,962	24,584
Ashford, Inc. *	72	3,283
Associated Capital Group, Inc., Class A *	520	14,570
BGC Partners, Inc., Class A	14,141	127,976
Calamos Asset Management, Inc., Class A	1,559	13,236
Cohen & Steers, Inc.	1,662	64,685
Cowen Group, Inc., Class A *	8,597	32,755
Diamond Hill Investment Group, Inc.	250	44,340
Evercore Partners, Inc., Class A	2,671	138,224
Fifth Street Asset Management, Inc.	520	1,591
Financial Engines, Inc.	4,002	125,783
GAMCO Investors, Inc., Class A	520	19,271
Greenhill & Co., Inc.	2,260	50,172
HFF, Inc., Class A	2,937	80,856
Houlihan Lokey, Inc.	950	23,655
See notes to Schedule of Investments.

INTL. FCStone, Inc. *	1,181	31,568
Investment Technology Group, Inc.	2,642	58,388
Janus Capital Group, Inc.	11,331	165,773
KCG Holdings, Inc., Class A *	2,651	31,680
Ladenburg Thalmann Financial Services, Inc. *	8,462	21,155
Medley Management, Inc., Class A	520	2,860
Moelis & Co., Class A	1,358	38,336
OM Asset Management plc	2,120	28,302
Oppenheimer Holdings, Inc., Class A	932	14,707
Piper Jaffray Cos. *	1,038	51,443
Pzena Investment Management, Inc., Class A	491	3,707
Safeguard Scientifics, Inc. *	1,902	25,202
Stifel Financial Corp. *	5,239	155,074
Virtu Financial, Inc., Class A	1,467	32,435
Virtus Investment Partners, Inc.	528	41,242
Westwood Holdings Group, Inc.	603	35,366
WisdomTree Investments, Inc.	8,805	100,641
Zais Group Holdings, Inc. *	295	1,434
		1,604,294

Chemicals - 1.8%
A Schulman, Inc.	2,260	61,517
American Vanguard Corp.	2,506	39,545
Axiall Corp.	5,420	118,373
Balchem Corp.	2,399	148,786
Calgon Carbon Corp.	4,068	57,033
Chase Corp.	526	27,662
Chemtura Corp. *	5,184	136,858
Core Molding Technologies, Inc. *	592	7,388
Ferro Corp. *	5,633	66,864
Flotek Industries, Inc. *	4,128	30,258
FutureFuel Corp.	1,874	22,095
Hawkins, Inc.	939	33,889
HB Fuller Co.	3,891	165,173
Innophos Holdings, Inc.	1,613	49,858
Innospec, Inc.	1,871	81,127
Intrepid Potash, Inc. *	4,719	5,238
KMG Chemicals, Inc.	568	13,104
Koppers Holdings, Inc. *	1,798	40,401
Kraton Performance Polymers, Inc. *	2,418	41,831
Kronos Worldwide, Inc.	1,877	10,736
LSB Industries, Inc. *	1,588	20,247
Minerals Technologies, Inc.	2,680	152,358
Olin Corp.	12,782	222,023
OMNOVA Solutions, Inc. *	3,910	21,740
PolyOne Corp.	6,883	208,211
Quaker Chemical Corp.	1,029	87,321
See notes to Schedule of Investments.

Rayonier Advanced Materials, Inc.	3,138	29,811
Rentech, Inc. *	2,000	4,440
Senomyx, Inc. *	3,810	9,906
Sensient Technologies Corp.	3,607	228,900
Solazyme, Inc. *	6,808	13,820
Stepan Co.	1,489	82,327
Trecora Resources *	1,798	17,297
Tredegar Corp.	2,145	33,719
Trinseo S.A. *	1,009	37,141
Tronox Ltd., Class A	4,908	31,362
Valhi, Inc.	1,474	1,739
		2,360,098

Commercial Services & Supplies - 2.2%
ABM Industries, Inc.	4,321	139,612
ACCO Brands Corp. *	8,482	76,168
ARC Document Solutions, Inc. *	3,218	14,481
Brady Corp., Class A	3,687	98,959
Brink's Co. (The)	3,753	126,063
Casella Waste Systems, Inc., Class A *	3,332	22,324
CECO Environmental Corp.	1,551	9,632
Civeo Corp. *	8,414	10,349
Deluxe Corp.	3,853	240,774
Ennis, Inc.	2,271	44,398
Essendant, Inc.	2,957	94,417
G&K Services, Inc., Class A	1,543	113,025
Healthcare Services Group, Inc.	5,517	203,081
Heritage-Crystal Clean, Inc. *	692	6,879
Herman Miller, Inc.	4,604	142,218
HNI Corp.	3,433	134,471
InnerWorkings, Inc. *	2,898	23,039
Interface, Inc.	5,099	94,535
Kimball International, Inc., Class B	2,797	31,746
Knoll, Inc.	3,767	81,556
Matthews International Corp., Class A	2,671	137,476
McGrath RentCorp	2,018	50,611
Mobile Mini, Inc.	3,537	116,792
MSA Safety, Inc.	2,261	109,319
Multi-Color Corp.	1,079	57,565
NL Industries, Inc. *	532	1,202
Quad/Graphics, Inc.	2,476	32,039
SP Plus Corp. *	1,439	34,622
Steelcase, Inc., Class A	6,427	95,891
Team, Inc. *	2,411	73,246
Tetra Tech, Inc.	4,650	138,663
TRC Cos., Inc. *	1,320	9,570
UniFirst Corp.	1,147	125,161
See notes to Schedule of Investments.

US Ecology, Inc.	1,672	73,836
Viad Corp.	1,568	45,723
VSE Corp.	325	22,064
West Corp.	4,028	91,919
		2,923,426

Communications Equipment - 1.5%
ADTRAN, Inc.	4,115	83,205
Aerohive Networks, Inc. *	1,801	8,987
Alliance Fiber Optic Products, Inc. *	992	14,672
Applied Optoelectronics, Inc. *	1,325	19,756
Bel Fuse, Inc., Class B	968	14,133
Black Box Corp.	1,186	15,975
CalAmp Corp. *	3,105	55,673
Calix, Inc. *	3,092	21,922
Ciena Corp. *	9,524	181,146
Clearfield, Inc. *	1,022	16,424
Comtech Telecommunications Corp.	1,254	29,306
Digi International, Inc. *	2,313	21,812
EMCORE Corp. *	1,917	9,585
Extreme Networks, Inc. *	8,019	24,939
Finisar Corp. *	8,019	146,267
Harmonic, Inc. *	7,780	25,441
Infinera Corp. *	10,374	166,606
InterDigital, Inc.	2,783	154,874
Ixia *	4,679	58,300
KVH Industries, Inc. *	1,491	14,239
NETGEAR, Inc. *	2,510	101,329
NetScout Systems, Inc. *	7,182	164,970
Novatel Wireless, Inc. *	2,908	5,147
Oclaro, Inc. *	8,388	45,295
Plantronics, Inc.	2,732	107,067
Polycom, Inc. *	10,423	116,216
Ruckus Wireless, Inc. *	5,810	56,996
ShoreTel, Inc. *	5,065	37,684
Sonus Networks, Inc. *	4,404	33,162
Ubiquiti Networks, Inc. *	2,363	78,617
ViaSat, Inc. *	3,297	242,264
		2,072,009

Construction & Engineering - 0.8%
Aegion Corp. *	2,830	59,685
Ameresco, Inc., Class A *	1,452	6,926
Argan, Inc.	1,001	35,195
Comfort Systems USA, Inc.	2,879	91,466
Dycom Industries, Inc. *	2,630	170,082
EMCOR Group, Inc.	4,838	235,127
See notes to Schedule of Investments.

Granite Construction, Inc.	3,036	145,121
Great Lakes Dredge & Dock Corp. *	5,123	22,849
HC2 Holdings, Inc. *	1,520	5,806
MasTec, Inc. *	5,152	104,276
MYR Group, Inc. *	1,740	43,691
Northwest Pipe Co. *	929	8,565
NV5 Holdings, Inc. *	395	10,598
Orion Marine Group, Inc. *	2,350	12,173
Primoris Services Corp.	2,993	72,730
Tutor Perini Corp. *	2,896	45,004
		1,069,294

Construction Materials - 0.2%
Headwaters, Inc. *	5,691	112,909
Summit Materials, Inc., Class A *	2,471	48,061
United States Lime & Minerals, Inc.	156	9,362
US Concrete, Inc. *	1,160	69,113
		239,445

Consumer Finance - 0.4%
Cash America International, Inc.	2,121	81,955
Encore Capital Group, Inc. *	2,162	55,650
Enova International, Inc. *	2,251	14,204
Ezcorp, Inc., Class A *	4,319	12,827
First Cash Financial Services, Inc.	2,176	100,227
Green Dot Corp., Class A *	3,541	81,337
JG Wentworth Co., (The) Class A *	860	1,049
Nelnet, Inc., Class A	1,973	77,677
PRA Group, Inc. *	3,729	109,595
Regional Management Corp. *	935	15,998
World Acceptance Corp. *	581	22,032
		572,551

Containers & Packaging - 0.4%
AEP Industries, Inc.	367	24,222
Berry Plastics Group, Inc. *	9,215	333,122
Greif, Inc., Class A	2,377	77,847
Multi Packaging Solutions International Ltd. *	1,453	23,582
Myers Industries, Inc.	1,882	24,203
		482,976

Distributors - 0.3%
Core-Mark Holding Co., Inc.	1,782	145,340
Fenix Parts, Inc. *	1,065	4,899
Pool Corp.	3,359	294,719
VOXX International Corp. *	1,390	6,213
Weyco Group, Inc.	562	14,960
		466,131
See notes to Schedule of Investments.

Diversified Consumer Services - 1.0%
2U, Inc. *	1,849	41,787
American Public Education, Inc. *	1,323	27,294
Apollo Education Group, Inc. *	7,281	59,813
Ascent Capital Group, Inc., Class A *	1,027	15,210
Bridgepoint Education, Inc. *	1,306	13,165
Bright Horizons Family Solutions, Inc. *	2,885	186,890
Cambium Learning Group, Inc. *	1,013	4,326
Capella Education Co.	953	50,166
Career Education Corp. *	5,930	26,922
Carriage Services, Inc.	1,428	30,859
Chegg, Inc. *	6,601	29,441
Collectors Universe, Inc.	618	10,259
DeVry Education Group, Inc.	4,918	84,934
Grand Canyon Education, Inc. *	3,633	155,274
Houghton Mifflin Harcourt Co. *	9,511	189,649
K12, Inc. *	3,081	30,471
Liberty Tax, Inc.	395	7,738
LifeLock, Inc. *	7,212	87,049
Regis Corp. *	3,158	47,970
Sotheby's	4,289	114,645
Strayer Education, Inc. *	932	45,435
Universal Technical Institute, Inc.	1,842	7,939
Weight Watchers International, Inc. *	2,151	31,254
		1,298,490

Diversified Financial Services - 0.4%
BBX Capital Corp., Class A *	622	9,927
FNFV Group *	6,176	67,010
GAIN Capital Holdings, Inc.	2,074	13,605
MarketAxess Holdings, Inc.	2,880	359,510
Marlin Business Services Corp.	795	11,376
NewStar Financial, Inc. *	2,242	19,618
On Deck Capital, Inc. *	1,011	7,876
PICO Holdings, Inc. *	1,974	20,194
Resource America, Inc., Class A	1,082	6,243
Tiptree Financial, Inc., Class A	2,311	13,173
		528,532

Diversified Telecommunication Services - 0.7%
8x8, Inc. *	6,803	68,438
Atlantic Tele-Network, Inc.	816	61,877
Cincinnati Bell, Inc. *	17,650	68,306
Cogent Communications Holdings, Inc.	3,554	138,713
Consolidated Communications Holdings, Inc.	3,898	100,412
FairPoint Communications, Inc. *	1,772	26,367
General Communication, Inc., Class A *	2,713	49,702
See notes to Schedule of Investments.

Globalstar, Inc. *	36,744	54,014
Hawaiian Telcom Holdco, Inc. *	922	21,713
IDT Corp., Class B	1,313	20,470
Inteliquent, Inc.	2,529	40,590
Intelsat S.A. *	2,452	6,179
Iridium Communications, Inc. *	6,339	49,888
Lumos Networks Corp. *	1,756	22,547
ORBCOMM, Inc. *	3,946	39,973
pdvWireless, Inc. *	1,002	34,409
Straight Path Communications, Inc., Class B *	722	22,404
Vonage Holdings Corp. *	14,328	65,479
Winsdtream Holdings, Inc.	7,781	59,758
		951,239

Electric Utilities - 1.3%
ALLETE, Inc.	3,762	210,936
Cleco Corp.	4,668	257,720
El Paso Electric Co.	3,117	143,008
Empire District Electric Co. (The)	3,365	111,213
Genie Energy Ltd., Class B *	966	7,351
IDACORP, Inc.	3,885	289,782
MGE Energy, Inc.	2,675	139,769
Otter Tail Corp.	3,144	93,125
PNM Resources, Inc.	6,147	207,277
Portland General Electric Co.	6,946	274,298
Spark Energy, Inc., Class A	264	4,752
		1,739,231

Electrical Equipment - 0.7%
Allied Motion Technologies, Inc.	482	8,676
AZZ, Inc.	1,988	112,521
Encore Wire Corp.	1,601	62,327
EnerSys	3,431	191,175
Enphase Energy, Inc. *	1,376	3,206
Franklin Electric Co., Inc.	3,676	118,257
FuelCell Energy, Inc. *	1,721	11,651
Generac Holdings, Inc. *	5,337	198,750
General Cable Corp.	3,773	46,068
LSI Industries, Inc.	1,507	17,707
Plug Power, Inc. *	14,972	30,693
Powell Industries, Inc.	811	24,176
Power Solutions International, Inc. *	402	5,548
PowerSecure International, Inc. *	1,635	30,558
Preformed Line Products Co.	222	8,107
Sunrun, Inc. *	1,400	9,072
Thermon Group Holdings, Inc. *	2,669	46,868
Vicor Corp. *	1,707	17,889
		943,249
See notes to Schedule of Investments.

Electronic Equipment & Instruments - 2.9%
Agilysys, Inc. *	1,316	13,436
Anixter International, Inc. *	2,202	114,746
AVX Corp.	3,566	44,825
Badger Meter, Inc.	1,117	74,292
Belden, Inc.	3,291	202,002
Benchmark Electronics, Inc. *	4,044	93,214
Checkpoint Systems, Inc. *	3,461	35,025
Coherent, Inc. *	1,839	169,004
Control4 Corp. *	1,024	8,151
CTS Corp.	2,562	40,326
Daktronics, Inc.	2,960	23,384
DTS, Inc. *	1,575	34,304
Electro Rent Corp.	1,712	15,853
ePlus, Inc. *	467	37,598
Fabrinet *	2,734	88,445
FARO Technologies, Inc. *	1,341	43,194
FEI Co.	3,207	285,455
GSI Group, Inc. *	2,626	37,184
II-VI, Inc. *	4,103	89,076
Insight Enterprises, Inc. *	2,991	85,662
InvenSense, Inc. *	6,369	53,500
Itron, Inc. *	2,967	123,783
Kimball Electronics, Inc. *	2,097	23,423
Knowles Corp. *	6,568	86,566
Littelfuse, Inc.	1,742	214,458
Mercury Systems, Inc. *	2,519	51,136
Mesa Laboratories, Inc.	233	22,450
Methode Electronics, Inc.	2,959	86,521
MTS Systems Corp.	1,150	69,978
Multi-Fineline Electronix, Inc. *	789	18,313
Newport Corp. *	3,209	73,807
OSI Systems, Inc. *	1,529	100,134
Park Electrochemical Corp.	1,804	28,882
PC Connection, Inc.	756	19,512
Plexus Corp. *	2,593	102,475
QLogic Corp. *	6,734	90,505
Rofin-Sinar Technologies, Inc. *	2,173	70,014
Rogers Corp. *	1,437	86,033
Sanmina Corp. *	6,377	149,094
ScanSource, Inc. *	2,089	84,354
SYNNEX Corp.	2,219	205,457
Systemax, Inc. *	1,000	8,770
Tech Data Corp. *	2,828	217,106
TTM Technologies, Inc. *	5,067	33,696
Universal Display Corp. *	3,104	167,926
Vishay Intertechnology, Inc.	10,452	127,619
See notes to Schedule of Investments.

Vishay Precision Group, Inc. *	1,011	14,164
		3,864,852

Energy Equipment & Services - 0.8%
Archrock, Inc.	5,249	41,992
Atwood Oceanics, Inc.	4,989	45,749
Basic Energy Services, Inc. *	2,777	7,665
Bristow Group, Inc.	2,689	50,876
C&J Energy Services Ltd. *	4,013	5,658
CARBO Ceramics, Inc.	1,515	21,513
Dawson Geophysical Co. *	1,180	5,393
Era Group, Inc. *	1,735	16,274
Exterran Corp. *	2,624	40,567
Fairmount Santrol Holdings, Inc. *	4,937	12,392
Forum Energy Technologies, Inc. *	4,578	60,430
Geospace Technologies Corp. *	1,271	15,684
Gulfmark Offshore, Inc., Class A *	2,302	14,203
Helix Energy Solutions Group, Inc. *	8,174	45,774
Hornbeck Offshore Services, Inc. *	2,469	24,517
Independence Contract Drilling, Inc. *	903	4,307
ION Geophysical Corp. *	792	6,399
Key Energy Services, Inc. *	11,770	4,348
Matrix Service Co. *	2,252	39,860
McDermott International, Inc. *	18,414	75,313
Natural Gas Services Group, Inc. *	1,066	23,058
Newpark Resources, Inc. *	6,491	28,041
Nordic American Offshore Ltd. *	1,600	7,168
North Atlantic Drilling Ltd. *	616	1,688
Oil States International, Inc. *	3,982	125,513
Parker Drilling Co. *	10,148	21,514
PHI, Inc. *	1,085	20,496
Pioneer Energy Services Corp. *	5,200	11,440
RigNet, Inc. *	1,109	15,171
SEACOR Holdings, Inc. *	1,408	76,666
Seventy Seven Energy, Inc. *	4,338	2,516
Tesco Corp.	3,109	26,769
TETRA Technologies, Inc. *	6,615	42,005
Tidewater, Inc.	3,629	24,786
Unit Corp. *	3,890	34,271
US Silica Holdings, Inc.	4,866	110,556
		1,110,572

Food & Staples Retailing - 0.9%
Andersons, Inc. (The)	2,192	68,851
Casey's General Stores, Inc.	2,998	339,733
Chefs' Warehouse, Inc. (The) *	1,456	29,542
Fairway Group Holdings Corp. *	1,354	474
See notes to Schedule of Investments.

Fresh Market, Inc. (The) *	3,326	94,891
Ingles Markets, Inc., Class A	1,087	40,763
Natural Grocers by Vitamin Cottage, Inc. *	875	18,611
Performance Food Group Co. *	1,190	27,787
PriceSmart, Inc.	1,502	127,039
Smart & Final Stores, Inc. *	1,874	30,359
SpartanNash Co.	2,903	87,990
SUPERVALU, Inc. *	20,203	116,369
United Natural Foods, Inc. *	3,864	155,719
Village Super Market, Inc., Class A	640	15,462
Weis Markets, Inc.	958	43,168
		1,196,758

Food Products - 1.8%
Alico, Inc.	267	7,372
Amplify Snack Brands, Inc. *	1,175	16,826
Arcadia Biosciences, Inc. *	634	1,763
B&G Foods, Inc.	4,840	168,480
Cal-Maine Foods, Inc.	2,417	125,466
Calavo Growers, Inc.	1,188	67,787
Darling Ingredients, Inc. *	12,751	167,931
Dean Foods Co.	7,282	126,124
Farmer Bros Co. *	538	14,994
Fresh Del Monte Produce, Inc.	2,572	108,204
Freshpet, Inc. *	1,604	11,757
Inventure Foods, Inc. *	1,177	6,650
J&J Snack Foods Corp.	1,149	124,414
John B Sanfilippo & Son, Inc.	716	49,468
Lancaster Colony Corp.	1,429	158,005
Landec Corp. *	2,282	23,961
Lifeway Foods, Inc. *	385	4,170
Limoneira Co.	753	11,446
Omega Protein Corp. *	1,591	26,952
Post Holdings, Inc. *	4,763	327,551
Sanderson Farms, Inc.	1,730	156,011
Seaboard Corp. *	20	60,060
Seneca Foods Corp., Class A *	594	20,636
Snyder's-Lance, Inc.	5,344	168,229
Tootsie Roll Industries, Inc.	1,481	51,751
TreeHouse Foods, Inc. *	4,348	377,189
		2,383,197

Gas Utilities - 1.4%
Chesapeake Utilities Corp.	1,240	78,083
Laclede Group, Inc. (The)	3,343	226,488
New Jersey Resources Corp.	6,605	240,620
Northwest Natural Gas Co.	2,109	113,570
See notes to Schedule of Investments.

ONE Gas, Inc.	4,059	248,005
Piedmont Natural Gas Co., Inc.	6,080	363,766
South Jersey Industries, Inc.	5,281	150,244
Southwest Gas Corp.	3,615	238,048
WGL Holdings, Inc.	3,838	277,756
		1,936,580

Health Care Equipment & Supplies - 3.6%
Abaxis, Inc.	1,739	78,933
ABIOMED, Inc. *	3,221	305,383
Accuray, Inc. *	6,420	37,108
Analogic Corp.	957	75,613
AngioDynamics, Inc. *	2,155	26,485
Anika Therapeutics, Inc. *	1,142	51,070
Antares Pharma, Inc. *	9,495	8,262
AtriCure, Inc. *	2,456	41,334
Atrion Corp.	110	43,490
Cantel Medical Corp.	2,651	189,175
Cardiovascular Systems, Inc. *	2,478	25,697
Cerus Corp. *	7,927	47,007
ConforMIS, Inc. *	800	8,600
CONMED Corp.	2,130	89,332
Corindus Vascular Robotics, Inc. *	1,737	1,720
CryoLife, Inc.	2,420	26,015
Cutera, Inc. *	1,118	12,577
Cynosure, Inc., Class A *	1,710	75,445
EndoChoice Holdings, Inc. *	500	2,605
Endologix, Inc. *	5,203	43,497
Entellus Medical, Inc. *	465	8,458
Exactech, Inc. *	863	17,484
GenMark Diagnostics, Inc. *	3,729	19,652
Glaukos Corp. *	550	9,273
Globus Medical, Inc., Class A *	5,297	125,804
Greatbatch, Inc. *	1,969	70,175
Haemonetics Corp. *	3,989	139,535
Halyard Health, Inc. *	3,591	103,169
HeartWare International, Inc. *	1,332	41,851
ICU Medical, Inc. *	1,127	117,321
Inogen, Inc. *	1,214	54,606
Insulet Corp. *	4,380	145,241
Integra LifeSciences Holdings Corp. *	2,202	148,327
Invacare Corp.	2,498	32,899
InVivo Therapeutics Holdings Corp. *	2,050	14,309
Invuity, Inc. *	350	2,527
iRadimed Corp. *	219	4,196
K2M Group Holdings, Inc. *	1,359	20,154
Lantheus Holdings, Inc. *	950	1,795
See notes to Schedule of Investments.

LDR Holding Corp. *	1,792	45,678
LeMaitre Vascular, Inc.	917	14,232
LivaNova plc *	3,459	186,717
Masimo Corp. *	3,375	141,210
Meridian Bioscience, Inc.	3,556	73,289
Merit Medical Systems, Inc. *	3,534	65,344
Natus Medical, Inc. *	2,544	97,766
Neogen Corp. *	2,859	143,951
Nevro Corp. *	1,295	72,857
Novocure Ltd. *	608	8,804
NuVasive, Inc. *	3,732	181,562
Nuvectra Corp. *	656	3,549
NxStage Medical, Inc. *	5,151	77,213
OraSure Technologies, Inc. *	4,811	34,784
Orthofix International NV *	1,448	60,121
Oxford Immunotec Global plc *	1,165	11,545
Penumbra, Inc. *	356	16,376
Quidel Corp. *	2,221	38,334
Rockwell Medical, Inc. *	3,471	26,067
RTI Surgical, Inc. *	4,427	17,708
SeaSpine Holdings Corp. *	659	9,648
Second Sight Medical Products, Inc. *	912	4,405
Sientra, Inc. *	500	3,420
Spectranetics Corp. (The) *	3,271	47,495
STAAR Surgical Co. *	3,235	23,907
STERIS plc	6,659	473,122
SurModics, Inc. *	1,145	21,079
Tandem Diabetes Care, Inc. *	810	7,055
TransEnterix, Inc. *	2,569	10,918
Unilife Corp. *	11,004	7,483
Utah Medical Products, Inc.	296	18,512
Vascular Solutions, Inc. *	1,424	46,323
Veracyte, Inc. *	444	2,398
West Pharmaceutical Services, Inc.	5,553	384,934
Wright Medical Group N.V. *	6,887	114,324
Zeltiq Aesthetics, Inc. *	2,605	70,752
		4,829,006

Health Care Providers & Services - 2.6%
AAC Holdings, Inc. *	500	9,895
Aceto Corp.	2,247	52,939
Addus HomeCare Corp. *	471	8,096
Adeptus Health, Inc., Class A *	494	27,437
Air Methods Corp. *	3,030	109,747
Alliance HealthCare Services, Inc. *	430	3,092
Almost Family, Inc. *	554	20,631
Amedisys, Inc. *	2,178	105,285
See notes to Schedule of Investments.

AMN Healthcare Services, Inc. *	3,670	123,349
Amsurg Corp. *	4,205	313,693
BioScrip, Inc. *	6,131	13,120
BioTelemetry, Inc. *	2,365	27,623
Capital Senior Living Corp. *	2,506	46,411
Chemed Corp.	1,318	178,523
Civitas Solutions, Inc. *	1,020	17,779
CorVel Corp. *	664	26,175
Cross Country Healthcare, Inc. *	2,877	33,460
Diplomat Pharmacy, Inc. *	2,792	76,501
Ensign Group, Inc. (The)	3,978	90,062
ExamWorks Group, Inc. *	3,163	93,498
Five Star Quality Care, Inc. *	3,773	8,640
Genesis Healthcare, Inc. *	2,829	6,563
HealthEquity, Inc. *	2,799	69,051
HealthSouth Corp.	7,194	270,710
Healthways, Inc. *	2,396	24,176
Kindred Healthcare, Inc.	6,440	79,534
Landauer, Inc.	822	27,184
LHC Group, Inc. *	1,040	36,982
Magellan Health, Inc. *	1,949	132,396
Molina Healthcare, Inc. *	3,056	197,081
National HealthCare Corp.	778	48,469
National Research Corp., Class A	681	10,590
Nobilis Health Corp. *	2,467	7,697
Owens & Minor, Inc.	4,870	196,845
PharMerica Corp. *	2,345	51,848
Providence Service Corp. (The) *	1,065	54,390
RadNet, Inc. *	2,930	14,152
Select Medical Holdings Corp.	8,104	95,708
Surgery Partners, Inc. *	1,289	17,092
Surgical Care Affiliates, Inc. *	1,661	76,871
Team Health Holdings, Inc. *	5,558	232,380
Teladoc, Inc. *	750	7,200
Triple-S Management Corp., Class B *	2,042	50,764
Trupanion, Inc. *	737	7,259
Universal American Corp.	3,383	24,155
US Physical Therapy, Inc.	1,051	52,266
WellCare Health Plans, Inc. *	3,399	315,257
		3,492,576

Health Care Technology - 0.4%
Castlight Health, Inc., Class B *	2,604	8,671
Computer Programs & Systems, Inc.	938	48,889
Connecture, Inc. *	580	1,485
Evolent Health, Inc., Class A *	1,050	11,088
HealthStream, Inc. *	1,758	38,834
See notes to Schedule of Investments.

HMS Holdings Corp. *	6,833	98,054
Imprivata, Inc. *	521	6,580
Medidata Solutions, Inc. *	4,266	165,137
Omnicell, Inc. *	2,797	77,952
Press Ganey Holdings, Inc. *	790	23,763
Quality Systems, Inc.	3,856	58,765
Vocera Communications, Inc. *	1,818	23,180
		562,398

Hotels, Restaurants & Leisure - 3.3%
Belmond Ltd., Class A *	7,476	70,947
Biglari Holdings, Inc. *	130	48,322
BJ's Restaurants, Inc. *	1,658	68,923
Bloomin' Brands, Inc.	9,017	152,117
Bob Evans Farms, Inc.	1,625	75,871
Bojangles', Inc. *	640	10,886
Boyd Gaming Corp. *	6,158	127,224
Bravo Brio Restaurant Group, Inc. *	1,583	12,268
Buffalo Wild Wings, Inc. *	1,466	217,144
Caesars Acquisition Co., Class A *	4,096	25,068
Caesars Entertainment Corp. *	4,594	31,239
Carrols Restaurant Group, Inc. *	3,096	44,706
Cheesecake Factory, Inc. (The)	3,763	199,778
Churchill Downs, Inc.	993	146,845
Chuy's Holdings, Inc. *	1,271	39,490
ClubCorp Holdings, Inc.	3,390	47,596
Cracker Barrel Old Country Store, Inc.	1,480	225,952
Dave & Buster's Entertainment, Inc. *	1,758	68,175
Del Frisco's Restaurant Group, Inc. *	2,117	35,100
Denny's Corp. *	6,511	67,454
Diamond Resorts International, Inc. *	3,170	77,031
DineEquity, Inc.	1,309	122,300
El Pollo Loco Holdings, Inc. *	720	9,605
Eldorado Resorts, Inc. *	2,176	24,893
Empire Resorts, Inc. *	270	3,686
Fiesta Restaurant Group, Inc. *	2,070	67,855
Fogo De Chao, Inc. *	400	6,244
Habit Restaurants, Inc., (The) Class A *	887	16,525
International Speedway Corp., Class A	2,154	79,504
Interval Leisure Group, Inc.	3,020	43,609
Intrawest Resorts Holdings, Inc. *	1,551	13,261
Isle of Capri Casinos, Inc. *	1,930	27,020
J. Alexander's Holdings, Inc. *	1,066	11,257
Jack in the Box, Inc.	2,685	171,491
Jamba, Inc. *	1,460	18,046
Kona Grill, Inc. *	652	8,443
Krispy Kreme Doughnuts, Inc. *	5,005	78,028
See notes to Schedule of Investments.

La Quinta Holdings, Inc. *	7,226	90,325
Marcus Corp. (The)	1,417	26,852
Marriott Vacations Worldwide Corp.	1,815	122,512
Monarch Casino & Resort, Inc. *	917	17,845
Morgans Hotel Group Co. *	2,245	3,098
Noodles & Co. *	970	11,504
Papa John's International, Inc.	2,234	121,060
Papa Murphy's Holdings, Inc. *	523	6,250
Penn National Gaming, Inc. *	6,159	102,794
Pinnacle Entertainment, Inc. *	4,671	163,952
Planet Fitness, Inc., Class A *	1,220	19,813
Popeyes Louisiana Kitchen, Inc. *	1,787	93,031
Potbelly Corp. *	1,684	22,919
Red Robin Gourmet Burgers, Inc. *	1,090	70,272
Ruby Tuesday, Inc. *	5,637	30,327
Ruth's Hospitality Group, Inc.	2,721	50,094
Scientific Games Corp., Class A *	4,117	38,823
SeaWorld Entertainment, Inc.	5,276	111,113
Shake Shack, Inc., Class A *	505	18,847
Sonic Corp.	4,013	141,097
Speedway Motorsports, Inc.	1,049	20,802
Texas Roadhouse, Inc.	5,402	235,419
Vail Resorts, Inc.	2,805	375,028
Wingstop, Inc. *	525	11,907
Zoe's Kitchen, Inc. *	1,491	58,134
		4,457,721

Household Durables - 1.3%
Bassett Furniture Industries, Inc.	830	26,444
Beazer Homes USA, Inc. *	2,186	19,062
CalAtlantic Group, Inc.	5,937	198,415
Cavco Industries, Inc. *	684	63,927
Century Communities, Inc. *	1,175	20,057
CSS Industries, Inc.	772	21,562
Ethan Allen Interiors, Inc.	2,160	68,731
Flexsteel Industries, Inc.	405	17,690
Green Brick Partners, Inc. *	1,109	8,417
Helen of Troy Ltd. *	2,199	228,014
Hooker Furniture Corp.	834	27,397
Hovnanian Enterprises, Inc., Class A *	9,758	15,222
Installed Building Products, Inc. *	1,536	40,873
iRobot Corp. *	2,473	87,297
KB Home	6,299	89,950
La-Z-Boy, Inc.	3,950	105,623
LGI Homes, Inc. *	1,281	31,013
Libbey, Inc.	1,811	33,685
Lifetime Brands, Inc.	858	12,930
See notes to Schedule of Investments.

M/I Homes, Inc. *	2,148	40,060
MDC Holdings, Inc.	3,015	75,556
Meritage Homes Corp. *	3,060	111,568
NACCO Industries, Inc., Class A	427	24,514
New Home Co., Inc. (The) *	775	9,501
Skullcandy, Inc. *	1,457	5,187
Taylor Morrison Home Corp., Class A *	2,509	35,427
TRI Pointe Group, Inc. *	12,890	151,844
Universal Electronics, Inc. *	1,224	75,876
WCI Communities, Inc. *	1,051	19,528
William Lyon Homes, Class A *	1,572	22,778
ZAGG, Inc. *	2,279	20,534
		1,708,682

Household Products - 0.2%
Central Garden & Pet Co., Class A *	3,442	56,070
HRG Group, Inc. *	6,069	84,541
Oil-Dri Corp. of America	406	13,715
Orchids Paper Products Co.	518	14,250
WD-40 Co.	1,124	121,403
		289,979

Independent Power and Renewable Electricity Producers - 0.5%
Abengoa Yield plc	3,786	67,315
Atlantic Power Corp.	10,236	25,180
Dynegy, Inc. *	9,410	135,222
NRG Yield, Inc., Class A	2,663	36,137
NRG Yield, Inc., Class C	4,869	69,334
Ormat Technologies, Inc.	2,907	119,885
Pattern Energy Group, Inc.	4,371	83,355
Talen Energy Corp. *	6,440	57,960
TerraForm Global, Inc., Class A *	3,400	8,092
Vivint Solar, Inc. *	1,800	4,770
		607,250

Industrial Conglomerates - 0.0%
Raven Industries, Inc.	2,917	46,730

Insurance - 2.3%
Ambac Financial Group, Inc. *	3,473	54,873
American Equity Investment Life Holding Co.	6,347	106,630
AMERISAFE, Inc.	1,465	76,971
Argo Group International Holdings Ltd.	2,156	123,733
Atlas Financial Holdings, Inc. *	1,031	18,702
Baldwin & Lyons, Inc., Class B	853	20,992
Citizens, Inc. *	3,380	24,471
CNO Financial Group, Inc.	14,509	260,001
See notes to Schedule of Investments.

Crawford & Co., Class B	2,478	16,057
Donegal Group, Inc., Class A	916	13,172
eHealth, Inc. *	1,593	14,958
EMC Insurance Group, Inc.	745	19,109
Employers Holdings, Inc.	2,669	75,106
Enstar Group Ltd. *	701	113,969
FBL Financial Group, Inc., Class A	766	47,124
Federated National Holding Co.	1,014	19,935
Fidelity & Guaranty Life	987	25,899
First American Financial Corp.	8,365	318,790
Global Indemnity plc *	810	25,215
Greenlight Capital Re Ltd., Class A *	2,232	48,635
Hallmark Financial Services, Inc. *	1,205	13,858
HCI Group, Inc.	801	26,673
Heritage Insurance Holdings, Inc.	1,906	30,439
Horace Mann Educators Corp.	3,175	100,616
Independence Holding Co.	665	10,587
Infinity Property & Casualty Corp.	885	71,243
James River Group Holdings Ltd.	967	31,195
Kemper Corp.	3,357	99,266
Maiden Holdings Ltd.	4,341	56,173
MBIA, Inc. *	9,179	81,234
National General Holdings Corp.	3,122	67,404
National Interstate Corp.	681	20,376
National Western Life Group, Inc., Class A	193	44,512
Navigators Group, Inc. (The) *	819	68,690
OneBeacon Insurance Group Ltd., Class A	1,823	23,207
Patriot National, Inc. *	731	5,629
Primerica, Inc.	3,773	168,012
RLI Corp.	3,333	222,844
Safety Insurance Group, Inc.	1,103	62,937
Selective Insurance Group, Inc.	4,395	160,901
State Auto Financial Corp.	1,338	29,516
State National Cos., Inc.	2,290	28,854
Stewart Information Services Corp.	1,793	65,050
Third Point Reinsurance Ltd. *	6,514	74,064
United Fire Group, Inc.	1,562	68,447
United Insurance Holdings Corp.	1,490	28,623
Universal Insurance Holdings, Inc.	2,530	45,034
		3,129,726

Internet & Catalog Retail - 0.5%
1-800-Flowers.com, Inc., Class A *	2,081	16,398
Blue Nile, Inc.	1,104	28,384
Duluth Holdings, Inc. *	634	12,357
Etsy, Inc. *	1,543	13,424
EVINE Live, Inc. *	3,387	3,963
See notes to Schedule of Investments.

FTD Cos., Inc. *	1,526	40,057
HSN, Inc.	2,509	131,246
Lands' End, Inc. *	1,477	37,678
Liberty TripAdvisor Holdings, Inc., Class A *	5,772	127,908
Nutrisystem, Inc.	2,351	49,065
Overstock.com, Inc. *	951	13,675
PetMed Express, Inc.	1,778	31,844
Shutterfly, Inc. *	2,751	127,564
Wayfair, Inc., Class A *	1,548	66,905
		700,468

Internet Software & Services - 2.1%
Actua Corp. *	3,133	28,354
Alarm.com Holdings, Inc. *	650	15,405
Amber Road, Inc. *	800	4,328
Angie's List, Inc. *	3,417	27,575
Apigee Corp. *	399	3,316
Appfolio, Inc., Class A *	450	5,508
Bankrate, Inc. *	5,150	47,225
Bazaarvoice, Inc. *	4,145	13,057
Benefitfocus, Inc. *	608	20,277
Blucora, Inc. *	3,157	16,290
Box, Inc., Class A *	1,099	13,474
Brightcove, Inc. *	2,425	15,132
Carbonite, Inc. *	1,044	8,321
Care.com, Inc. *	566	3,481
ChannelAdvisor Corp. *	1,855	20,869
Cimpress NV *	2,532	229,627
comScore, Inc. *	3,781	113,581
Cornerstone OnDemand, Inc. *	4,163	136,421
Cvent, Inc. *	1,817	38,884
Demandware, Inc. *	2,577	100,761
DHI Group, Inc. *	3,501	28,253
EarthLink Holdings Corp.	7,956	45,110
Endurance International Group Holdings, Inc. *	4,524	47,638
Envestnet, Inc. *	2,989	81,301
Everyday Health, Inc. *	1,666	9,330
Five9, Inc. *	1,843	16,384
Gogo, Inc. *	4,336	47,739
GrubHub, Inc. *	5,802	145,804
GTT Communications, Inc. *	1,887	31,211
Hortonworks, Inc. *	632	7,142
inContact, Inc. *	5,364	47,686
Instructure, Inc. *	392	7,032
Internap Corp. *	4,533	12,375
Intralinks Holdings, Inc. *	3,311	26,091
j2 Global, Inc.	3,720	229,078
See notes to Schedule of Investments.

Limelight Networks, Inc. *	4,616	8,355
Liquidity Services, Inc. *	2,122	10,992
LivePerson, Inc. *	4,955	28,987
LogMeIn, Inc. *	1,900	95,874
Marchex, Inc., Class B	2,943	13,096
Marin Software, Inc. *	2,360	7,127
Marketo, Inc. *	2,685	52,545
MaxPoint Interactive, Inc. *	534	945
MINDBODY, Inc., Class A *	550	7,331
Monster Worldwide, Inc. *	7,023	22,895
New Relic, Inc. *	505	13,170
NIC, Inc.	5,058	91,196
OPOWER, Inc. *	2,018	13,743
Q2 Holdings, Inc. *	1,503	36,132
QuinStreet, Inc. *	2,943	10,065
Quotient Technology, Inc. *	4,711	49,937
RealNetworks, Inc. *	1,733	7,036
Reis, Inc.	719	16,932
RetailMeNot, Inc. *	2,759	22,100
Rocket Fuel, Inc. *	1,645	5,182
SciQuest, Inc. *	2,242	31,119
Shutterstock, Inc. *	1,515	55,646
SPS Commerce, Inc. *	1,276	54,791
Stamps.com, Inc. *	1,100	116,908
TechTarget, Inc. *	1,109	8,229
Travelzoo, Inc. *	642	5,213
TrueCar, Inc. *	3,777	21,113
United Online, Inc. *	1,133	13,075
Web.com Group, Inc. *	3,382	67,031
WebMD Health Corp. *	2,916	182,629
Wix.com Ltd. *	1,243	25,196
Xactly Corp. *	600	4,110
XO Group, Inc. *	2,474	39,708
		2,782,468

IT Services - 2.6%
Acxiom Corp. *	6,033	129,348
Blackhawk Network Holdings, Inc. *	4,190	143,717
CACI International, Inc., Class A *	1,866	199,102
Cardtronics, Inc. *	3,463	124,633
Cass Information Systems, Inc.	943	49,366
Ciber, Inc. *	6,559	13,840
Convergys Corp.	7,627	211,802
CSG Systems International, Inc.	2,527	114,119
Datalink Corp. *	1,373	12,549
EPAM Systems, Inc. *	3,774	281,805
Euronet Worldwide, Inc. *	4,004	296,736
See notes to Schedule of Investments.

Everi Holdings, Inc. *	5,479	12,547
EVERTEC, Inc.	5,077	70,976
ExlService Holdings, Inc. *	2,570	133,126
Forrester Research, Inc.	776	26,081
Hackett Group, Inc. (The)	1,931	29,197
Heartland Payment Systems, Inc.	2,824	272,714
Lionbridge Technologies, Inc. *	5,129	25,953
Luxoft Holding, Inc. *	1,416	77,922
ManTech International Corp., Class A	1,948	62,317
MAXIMUS, Inc.	5,085	267,674
ModusLink Global Solutions, Inc. *	3,259	4,791
MoneyGram International, Inc. *	2,614	15,998
NeuStar, Inc., Class A *	4,273	105,116
Perficient, Inc. *	2,876	62,467
PFSweb, Inc. *	930	12,202
Science Applications International Corp.	3,506	187,010
ServiceSource International, Inc. *	5,266	22,433
Sykes Enterprises, Inc. *	3,008	90,781
Syntel, Inc. *	2,422	120,930
TeleTech Holdings, Inc.	1,255	34,839
Travelport Worldwide Ltd.	8,146	111,274
Unisys Corp. *	3,852	29,660
Virtusa Corp. *	2,330	87,282
		3,440,307

Leisure Products - 0.3%
Arctic Cat, Inc.	1,125	18,900
Black Diamond, Inc. *	1,890	8,543
Callaway Golf Co.	6,676	60,885
Escalade, Inc.	888	10,452
JAKKS Pacific, Inc. *	1,960	14,583
Johnson Outdoors, Inc., Class A	405	8,999
Malibu Boats, Inc., Class A *	1,378	22,599
Marine Products Corp.	813	6,171
MCBC Holdings, Inc. *	550	7,744
Nautilus, Inc. *	2,675	51,681
Performance Sports Group Ltd. *	3,499	11,127
Smith & Wesson Holding Corp. *	4,149	110,446
Sturm Ruger & Co., Inc.	1,443	98,672
		430,802

Life Sciences - Tools & Services - 0.6%
Accelerate Diagnostics, Inc. *	1,660	23,854
Affymetrix, Inc. *	6,207	86,960
Albany Molecular Research, Inc. *	2,006	30,672
Cambrex Corp. *	2,416	106,304
Fluidigm Corp. *	2,221	17,924
See notes to Schedule of Investments.

Harvard Bioscience, Inc. *	2,582	7,798
INC Research Holdings, Inc., Class A *	1,001	41,251
Luminex Corp. *	3,221	62,487
NanoString Technologies, Inc. *	900	13,698
NeoGenomics, Inc. *	4,132	27,850
Pacific Biosciences of California, Inc. *	5,069	43,087
PAREXEL International Corp. *	4,258	267,104
PRA Health Sciences, Inc. *	1,550	66,278
Sequenom, Inc. *	10,313	14,541
		809,808

Machinery - 2.7%
Accuride Corp. *	4,261	6,605
Actuant Corp., Class A	4,596	113,567
Alamo Group, Inc.	670	37,326
Albany International Corp., Class A	2,184	82,097
Altra Industrial Motion Corp.	2,038	56,616
American Railcar Industries, Inc.	687	27,982
Astec Industries, Inc.	1,463	68,278
Barnes Group, Inc.	4,228	148,107
Blount International, Inc. *	4,185	41,766
Blue Bird Corp. *	396	4,297
Briggs & Stratton Corp.	3,442	82,333
Chart Industries, Inc. *	2,357	51,194
CIRCOR International, Inc.	1,323	61,374
CLARCOR, Inc.	3,871	223,705
Columbus McKinnon Corp.	1,673	26,366
Commercial Vehicle Group, Inc. *	2,272	6,021
Douglas Dynamics, Inc.	1,993	45,660
EnPro Industries, Inc.	1,761	101,574
ESCO Technologies, Inc.	2,013	78,467
ExOne Co. (The) *	889	11,681
Federal Signal Corp.	4,825	63,979
FreightCar America, Inc.	1,042	16,234
Gerber Scientific, Inc. *(a)	2,334	—
Global Brass & Copper Holdings, Inc.	1,912	47,704
Gorman-Rupp Co. (The)	1,593	41,306
Graham Corp.	863	17,182
Greenbrier Cos., Inc. (The)	2,037	56,303
Harsco Corp.	6,181	33,686
Hillenbrand, Inc.	4,856	145,437
Hurco Cos., Inc.	529	17,452
Hyster-Yale Materials Handling, Inc.	732	48,751
John Bean Technologies Corp.	2,255	127,205
Kadant, Inc.	966	43,625
LB Foster Co., Class A	815	14,800
Lindsay Corp.	911	65,237
See notes to Schedule of Investments.

Lydall, Inc. *	1,313	42,699
Meritor, Inc. *	7,535	60,732
Milacron Holdings Corp. *	1,150	18,964
Miller Industries, Inc.	1,050	21,294
Mueller Industries, Inc.	4,397	129,360
Mueller Water Products, Inc., Class A	12,416	122,670
Navistar International Corp. *	3,937	49,291
NN, Inc.	2,081	28,468
Omega Flex, Inc.	248	8,625
Proto Labs, Inc. *	1,797	138,531
RBC Bearings, Inc. *	1,805	132,234
Rexnord Corp. *	7,858	158,889
Standex International Corp.	986	76,721
Sun Hydraulics Corp.	1,860	61,733
Tennant Co.	1,420	73,102
Titan International, Inc.	3,947	21,235
TriMas Corp. *	3,495	61,232
Twin Disc, Inc.	694	7,030
Wabash National Corp. *	5,241	69,181
Watts Water Technologies, Inc., Class A	2,174	119,853
Woodward, Inc.	4,768	248,031
Xerium Technologies, Inc. *	941	4,912
		3,668,704

Marine - 0.1%
Eagle Bulk Shipping, Inc. *	1,715	617
Golden Ocean Group Ltd. *	6,107	4,244
Matson, Inc.	3,354	134,730
Navios Maritime Holdings, Inc.	7,110	8,034
Safe Bulkers, Inc.	3,487	2,802
Scorpio Bulkers, Inc. *	1,949	6,393
Ultrapetrol Bahamas Ltd. *	1,843	498
		157,318

Media - 1.5%
AMC Entertainment Holdings, Inc., Class A	1,817	50,858
Carmike Cinemas, Inc. *	1,988	59,720
Central European Media Enterprises Ltd., Class A *	6,603	16,838
Crown Media Holdings, Inc., Class A *	3,539	17,978
Cumulus Media, Inc., Class A *	12,148	5,640
Daily Journal Corp. *	88	17,221
DreamWorks Animation SKG, Inc., Class A *	5,861	146,232
Entercom Communications Corp., Class A *	2,183	23,096
Entravision Communications Corp., Class A	4,508	33,540
Eros International plc *	2,183	25,126
EW Scripps Co., (The) Class A	4,564	71,153
Global Eagle Entertainment, Inc. *	3,417	29,113
See notes to Schedule of Investments.

Gray Television, Inc. *	4,872	57,100
Harte-Hanks, Inc.	4,010	10,145
Hemisphere Media Group, Inc. *	742	9,742
IMAX Corp. *	4,661	144,910
Journal Media Group, Inc.	1,479	17,689
Loral Space & Communications, Inc. *	1,011	35,516
MDC Partners, Inc., Class A	3,353	79,131
Media General, Inc. *	7,473	121,885
Meredith Corp.	2,836	134,710
National CineMedia, Inc.	5,048	76,780
New Media Investment Group, Inc.	3,448	57,375
New York Times Co., (The) Class A	10,612	132,225
Nexstar Broadcasting Group, Inc., Class A	2,415	106,912
Reading International, Inc., Class A *	1,506	18,042
Saga Communications, Inc., Class A	394	15,784
Scholastic Corp.	2,058	76,907
Sinclair Broadcast Group, Inc., Class A	5,114	157,255
Sizmek, Inc. *	2,184	6,334
Time, Inc.	8,452	130,499
Townsquare Media, Inc., Class A *	783	8,777
Tribune Publishing Co.	2,030	15,672
World Wrestling Entertainment, Inc., Class A	2,503	44,203
		1,954,108

Metals & Mining - 0.9%
AK Steel Holding Corp. *	13,722	56,672
Carpenter Technology Corp.	3,602	123,297
Century Aluminum Co. *	3,803	26,811
Cliffs Natural Resources, Inc. *	11,829	35,487
Coeur Mining, Inc. *	10,492	58,965
Commercial Metals Co.	8,931	151,559
Ferroglobe plc	5,015	44,182
Handy & Harman Ltd. *	202	5,525
Haynes International, Inc.	1,062	38,763
Hecla Mining Co.	28,581	79,455
Kaiser Aluminum Corp.	1,324	111,931
Materion Corp.	1,555	41,177
Olympic Steel, Inc.	846	14,644
Real Industry, Inc. *	1,889	16,434
Ryerson Holding Corp. *	965	5,365
Schnitzer Steel Industries, Inc., Class A	2,273	41,914
Stillwater Mining Co. *	9,314	99,194
SunCoke Energy, Inc.	5,034	32,721
TimkenSteel Corp.	3,081	28,037
Worthington Industries, Inc.	3,705	132,046
		1,144,179
See notes to Schedule of Investments.

Multi-Utilities - 0.5%
Avista Corp.	4,806	195,989
Black Hills Corp.	3,989	239,858
NorthWestern Corp.	3,630	224,152
Unitil Corp.	1,238	52,603
		712,602

Multiline Retail - 0.2%
Big Lots, Inc.	3,882	175,816
Fred's, Inc., Class A	3,167	47,220
Ollie's Bargain Outlet Holdings, Inc. *	800	18,744
Tuesday Morning Corp. *	3,766	30,806
		272,586

Oil, Gas & Consumable Fuels - 1.6%
Abraxas Petroleum Corp. *	7,685	7,762
Adams Resources & Energy, Inc.	189	7,556
Alon USA Energy, Inc.	2,410	24,871
Approach Resources, Inc. *	3,528	4,092
Ardmore Shipping Corp.	1,617	13,664
Bill Barrett Corp. *	4,332	26,945
Bonanza Creek Energy, Inc. *	3,836	6,099
Callon Petroleum Co. *	7,452	65,950
Carrizo Oil & Gas, Inc. *	4,551	140,717
Clayton Williams Energy, Inc. *	515	4,594
Clean Energy Fuels Corp. *	5,949	17,431
Cloud Peak Energy, Inc. *	5,496	10,717
Contango Oil & Gas Co. *	1,560	18,392
Delek US Holdings, Inc.	4,427	67,467
DHT Holdings, Inc.	7,166	41,276
Dorian LPG Ltd. *	1,932	18,161
Earthstone Energy, Inc. *	101	1,223
Eclipse Resources Corp. *	2,658	3,828
Energy Fuels, Inc. *	3,400	7,514
Energy XXI Ltd.	8,400	5,232
Erin Energy Corp. *	1,082	2,034
Evolution Petroleum Corp.	1,370	6,658
EXCO Resources, Inc. *	14,704	14,544
Frontline Ltd.	3,728	31,203
GasLog Ltd.	3,212	31,285
Gastar Exploration, Inc. *	6,157	6,773
Gener8 Maritime, Inc. *	1,300	9,178
Green Plains, Inc.	2,929	46,747
Halcon Resources Corp. *	4,673	4,491
Hallador Energy Co.	353	1,613
Isramco, Inc. *	85	6,945
Jones Energy, Inc., Class A *	2,235	7,443
See notes to Schedule of Investments.

Matador Resources Co. *	6,194	117,438
Navios Maritime Acquisition Corp.	7,368	11,715
Nordic American Tankers Ltd.	6,883	96,981
Northern Oil and Gas, Inc. *	5,718	22,815
Oasis Petroleum, Inc. *	13,793	100,413
Pacific Ethanol, Inc. *	1,816	8,499
Panhandle Oil and Gas, Inc., Class A	1,238	21,430
Par Pacific Holdings, Inc. *	1,236	23,187
Parsley Energy, Inc., Class A *	7,731	174,721
PDC Energy, Inc. *	3,558	211,523
Peabody Energy Corp.	1,429	3,315
Renewable Energy Group, Inc. *	3,095	29,217
REX American Resources Corp. *	552	30,619
Rex Energy Corp. *	4,308	3,310
Ring Energy, Inc. *	1,669	8,428
RSP Permian, Inc. *	5,103	148,191
Sanchez Energy Corp. *	4,490	24,650
Scorpio Tankers, Inc.	13,801	80,460
SemGroup Corp., Class A	3,388	75,891
Ship Finance International Ltd.	4,576	63,561
Stone Energy Corp. *	4,921	3,888
Synergy Resources Corp. *	9,205	71,523
Teekay Tankers Ltd., Class A	7,096	26,042
TransAtlantic Petroleum Ltd. *	2,028	1,521
Triangle Petroleum Corp. *	3,599	1,952
Ultra Petroleum Corp. *	11,823	5,888
Uranium Energy Corp. *	7,100	5,311
W&T Offshore, Inc. *	3,057	6,695
Western Refining, Inc.	5,490	159,704
Westmoreland Coal Co. *	1,194	8,609
		2,209,902

Paper & Forest Products - 0.5%
Boise Cascade Co. *	3,051	63,217
Clearwater Paper Corp. *	1,471	71,358
Deltic Timber Corp.	942	56,662
KapStone Paper and Packaging Corp.	6,572	91,022
Louisiana-Pacific Corp. *	10,994	188,217
Neenah Paper, Inc.	1,291	82,185
PH Glatfelter Co.	3,337	69,176
Schweitzer-Mauduit International, Inc.	2,352	74,041
		695,878

Personal Products - 0.2%
Elizabeth Arden, Inc. *	2,269	18,583
Inter Parfums, Inc.	1,484	45,856
Medifast, Inc.	838	25,299
See notes to Schedule of Investments.

Natural Health Trends Corp.	608	20,155
Nature's Sunshine Products, Inc.	1,018	9,773
Nutraceutical International Corp. *	861	20,965
Revlon, Inc., Class A *	936	34,080
Synutra International, Inc. *	1,867	9,279
USANA Health Sciences, Inc. *	481	58,403
		242,393

Pharmaceuticals - 1.5%
Aclaris Therapeutics, Inc. *	346	6,557
Aerie Pharmaceuticals, Inc. *	1,583	19,249
Agile Therapeutics, Inc. *	803	4,987
Alimera Sciences, Inc. *	1,462	2,559
Amphastar Pharmaceuticals, Inc. *	2,452	29,424
ANI Pharmaceuticals, Inc. *	616	20,735
Aralez Pharmaceuticals, Inc. *	4,572	16,231
Aratana Therapeutics, Inc. *	2,189	12,083
Arrowhead Pharmaceuticals, Inc *	4,648	22,403
Assembly Biosciences, Inc. *	1,107	5,557
BioDelivery Sciences International, Inc. *	3,714	11,996
Carbylan Therapeutics, Inc. *	957	616
Catalent, Inc. *	6,454	172,128
Cempra, Inc. *	2,640	46,253
Collegium Pharmaceutical, Inc. *	515	9,347
Corcept Therapeutics, Inc. *	3,942	18,449
Corium International, Inc. *	671	2,590
Depomed, Inc. *	4,628	64,468
Dermira, Inc. *	1,061	21,941
Durect Corp. *	8,677	11,714
Endocyte, Inc. *	2,665	8,262
Flex Pharma, Inc. *	474	5,200
Foamix Pharmaceuticals Ltd. *	1,746	11,384
Forest Laboratories, Inc. *(a)	1,024	—
Heska Corp. *	439	12,511
Impax Laboratories, Inc. *	5,534	177,199
Innoviva, Inc.	6,571	82,729
Intersect ENT, Inc. *	1,082	20,558
Intra-Cellular Therapies, Inc. *	2,032	56,490
Lannett Co., Inc. *	2,047	36,703
Medicines Co. (The) *	5,111	162,376
MyoKardia, Inc. *	425	4,552
Nektar Therapeutics *	10,150	139,562
Neos Therapeutics, Inc. *	450	4,856
Ocular Therapeutix, Inc. *	1,006	9,718
Omeros Corp. *	3,039	46,618
Omthera Pharmaceutical, Inc. *(a)	508	305
Orexigen Therapeutics, Inc. *	7,897	4,444
See notes to Schedule of Investments.

Pacira Pharmaceuticals, Inc. *	2,812	148,980
Paratek Pharmaceuticals, Inc. *	941	14,275
Pernix Therapeutics Holdings, Inc. *	2,981	3,130
Phibro Animal Health Corp., Class A	1,313	35,504
Prestige Brands Holdings, Inc. *	4,036	215,482
Relypsa, Inc. *	2,516	34,092
Revance Therapeutics, Inc. *	1,427	24,915
Sagent Pharmaceuticals, Inc. *	1,961	23,865
SciClone Pharmaceuticals, Inc. *	3,828	42,108
Sucampo Pharmaceuticals, Inc., Class A *	1,939	21,193
Supernus Pharmaceuticals, Inc. *	2,624	40,016
Teligent, Inc. *	2,576	12,622
Tetraphase Pharmaceuticals, Inc. *	2,696	12,482
TherapeuticsMD, Inc. *	11,413	73,043
Theravance Biopharma, Inc. *	2,108	39,630
VIVUS, Inc. *	8,977	12,568
XenoPort, Inc. *	5,108	23,037
Zogenix, Inc. *	1,914	17,685
Zynerba Pharmaceuticals, Inc. *	300	2,835
		2,080,216

Professional Services - 1.3%
Acacia Research Corp.	4,242	16,077
Advisory Board Co. (The) *	3,275	105,619
Barrett Business Services, Inc.	606	17,422
CBIZ, Inc. *	3,612	36,445
CDI Corp.	1,164	7,310
CEB, Inc.	2,582	167,133
CRA International, Inc. *	707	13,885
Exponent, Inc.	2,005	102,275
Franklin Covey Co. *	1,007	17,713
FTI Consulting, Inc. *	3,210	113,987
GP Strategies Corp. *	1,007	27,592
Heidrick & Struggles International, Inc.	1,525	36,142
Hill International, Inc. *	2,159	7,276
Huron Consulting Group, Inc. *	1,664	96,828
ICF International, Inc. *	1,507	51,796
Insperity, Inc.	1,240	64,145
Kelly Services, Inc., Class A	2,314	44,244
Kforce, Inc.	1,903	37,261
Korn/Ferry International	3,891	110,076
Mistras Group, Inc. *	1,338	33,142
Navigant Consulting, Inc. *	3,723	58,861
On Assignment, Inc. *	3,992	147,385
Pendrell Corp. *	12,424	6,585
Resources Connection, Inc.	2,900	45,124
RPX Corp. *	4,188	47,157
See notes to Schedule of Investments.

TriNet Group, Inc. *	3,176	45,576
TrueBlue, Inc. *	3,417	89,355
Volt Information Sciences, Inc. *	744	5,602
WageWorks, Inc. *	2,758	139,582
		1,691,595

Real Estate Investment Trusts - 9.4%
Acadia Realty Trust	5,308	186,470
AG Mortgage Investment Trust, Inc.	2,395	31,303
Agree Realty Corp.	1,546	59,475
Alexander's, Inc.	162	61,649
Altisource Residential Corp.	4,415	52,980
American Assets Trust, Inc.	2,868	114,491
American Capital Mortgage Investment Corp.	3,949	57,971
Anworth Mortgage Asset Corp.	8,089	37,695
Apollo Commercial Real Estate Finance, Inc.	4,509	73,497
Apollo Residential Mortgage, Inc.	2,739	36,757
Ares Commercial Real Estate Corp.	2,562	28,054
Armada Hoffler Properties, Inc.	2,289	25,751
ARMOUR Residential REIT, Inc.	2,869	61,770
Ashford Hospitality Prime, Inc.	2,530	29,525
Ashford Hospitality Trust, Inc.	6,276	40,041
Bluerock Residential Growth REIT, Inc.	1,454	15,820
Capstead Mortgage Corp.	7,394	73,127
CareTrust REIT, Inc.	3,804	48,311
CatchMark Timber Trust, Inc., Class A	3,052	33,053
Cedar Realty Trust, Inc.	7,099	51,326
Chatham Lodging Trust	2,956	63,347
Chesapeake Lodging Trust	4,604	121,822
Colony Capital, Inc., Class A	8,620	144,557
CorEnergy Infrastructure Trust, Inc.	821	16,510
CoreSite Realty Corp.	1,850	129,518
Cousins Properties, Inc.	16,716	173,512
CubeSmart	13,574	452,014
CyrusOne, Inc.	5,615	256,325
CYS Investments, Inc.	12,204	99,341
DCT Industrial Trust, Inc.	6,857	270,646
DiamondRock Hospitality Co.	15,490	156,759
DuPont Fabros Technology, Inc.	4,873	197,503
Dynex Capital, Inc.	4,570	30,391
Easterly Government Properties, Inc.	1,213	22,465
EastGroup Properties, Inc.	2,493	150,502
Education Realty Trust, Inc.	4,927	204,963
EPR Properties	4,413	293,994
Equity One, Inc.	6,237	178,752
FelCor Lodging Trust, Inc.	11,057	89,783
First Industrial Realty Trust, Inc.	8,545	194,313
See notes to Schedule of Investments.

First Potomac Realty Trust	5,123	46,414
Franklin Street Properties Corp.	6,941	73,644
GEO Group, Inc. (The)	5,761	199,734
Getty Realty Corp.	2,321	46,025
Gladstone Commercial Corp.	1,672	27,387
Government Properties Income Trust	5,430	96,925
Gramercy Property Trust	32,382	273,628
Great Ajax Corp.	338	3,782
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,851	54,796
Hatteras Financial Corp.	7,470	106,821
Healthcare Realty Trust, Inc.	7,748	239,336
Hersha Hospitality Trust	3,788	80,836
Highwoods Properties, Inc.	7,258	347,005
Hudson Pacific Properties, Inc.	5,745	166,145
Independence Realty Trust, Inc.	2,573	18,320
InfraREIT, Inc. *	1,690	28,815
Invesco Mortgage Capital, Inc.	8,754	106,624
Investors Real Estate Trust	9,894	71,830
iStar, Inc. *	6,600	63,756
Kite Realty Group Trust	6,450	178,729
Ladder Capital Corp.	3,368	41,932
LaSalle Hotel Properties	8,718	220,653
Lexington Realty Trust	15,856	136,362
LTC Properties, Inc.	2,902	131,286
Mack-Cali Realty Corp.	6,878	161,633
Medical Properties Trust, Inc.	18,323	237,833
Monmouth Real Estate Investment Corp.	5,012	59,593
Monogram Residential Trust, Inc.	12,851	126,711
National Health Investors, Inc.	2,899	192,841
National Storage Affiliates Trust	1,767	37,460
New Residential Investment Corp.	17,853	207,630
New Senior Investment Group, Inc.	6,726	69,278
New York Mortgage Trust, Inc.	9,264	43,911
New York REIT, Inc.	12,538	126,634
NexPoint Residential Trust, Inc.	1,463	19,151
One Liberty Properties, Inc.	1,012	22,679
Orchid Island Capital, Inc.	1,416	14,684
Parkway Properties Inc/Md	6,906	108,148
Pebblebrook Hotel Trust	5,545	161,193
Pennsylvania Real Estate Investment Trust	5,334	116,548
PennyMac Mortgage Investment Trust	5,756	78,512
Physicians Realty Trust	8,434	156,704
Potlatch Corp.	3,139	98,878
Preferred Apartment Communities, Inc., Class A	1,715	21,746
PS Business Parks, Inc.	1,504	151,167
QTS Realty Trust, Inc., Class A	2,152	101,962
RAIT Financial Trust	7,053	22,146
See notes to Schedule of Investments.

Ramco-Gershenson Properties Trust	6,108	110,127
Redwood Trust, Inc.	6,503	85,059
Resource Capital Corp.	2,766	31,118
Retail Opportunity Investments Corp.	7,752	155,970
Rexford Industrial Realty, Inc.	4,272	77,580
RLJ Lodging Trust	9,670	221,250
Rouse Properties, Inc.	2,824	51,905
Ryman Hospitality Properties, Inc.	3,356	172,767
Sabra Health Care REIT, Inc.	5,071	101,876
Saul Centers, Inc.	873	46,286
Select Income REIT	4,836	111,470
Silver Bay Realty Trust Corp.	2,806	41,669
Sovran Self Storage, Inc.	3,037	358,214
STAG Industrial, Inc.	4,997	101,739
Starwood Waypoint	2,946	72,913
STORE Capital Corp.	3,155	81,651
Summit Hotel Properties, Inc.	6,735	80,618
Sun Communities, Inc.	3,946	282,573
Sunstone Hotel Investors, Inc.	16,605	232,470
Terreno Realty Corp.	3,319	77,831
UMH Properties, Inc.	1,825	18,104
United Development Funding IV	2,365	7,568
Universal Health Realty Income Trust	985	55,406
Urban Edge Properties	6,851	177,030
Urstadt Biddle Properties, Inc., Class A	2,125	44,519
Washington Real Estate Investment Trust	5,259	153,615
Western Asset Mortgage Capital Corp.	3,699	37,175
Whitestone REIT	1,829	22,991
Xenia Hotels & Resorts, Inc.	8,618	134,613
		12,610,017

Real Estate Management & Development - 0.4%
Alexander & Baldwin, Inc.	3,770	138,283
Altisource Asset Management Corp. *	70	826
Altisource Portfolio Solutions S.A. *	1,173	28,328
AV Homes, Inc. *	824	9,361
Consolidated-Tomoka Land Co.	377	17,395
Forestar Group, Inc. *	2,595	33,839
FRP Holdings, Inc. *	453	16,127
Kennedy-Wilson Holdings, Inc.	7,230	158,337
Marcus & Millichap, Inc. *	1,049	26,634
RE/MAX Holdings, Inc., Class A	1,023	35,089
RMR Group, Inc. (The) *	543	13,580
St Joe Co. (The) *	4,238	72,682
Tejon Ranch Co. *	1,147	23,594
		574,075
See notes to Schedule of Investments.

Road & Rail - 0.5%
ArcBest Corp.	2,213	47,779
Celadon Group, Inc.	1,805	18,916
Covenant Transportation Group, Inc., Class A *	905	21,892
Heartland Express, Inc.	3,887	72,104
Knight Transportation, Inc.	4,827	126,226
Marten Transport Ltd.	2,020	37,814
PAM Transportation Services, Inc. *	289	8,901
Roadrunner Transportation Systems, Inc. *	2,171	27,051
Saia, Inc. *	1,936	54,498
Swift Transportation Co. *	6,796	126,610
Universal Truckload Services, Inc.	475	7,823
USA Truck, Inc. *	561	10,569
Werner Enterprises, Inc.	3,424	92,996
YRC Worldwide, Inc. *	2,802	26,115
		679,294

Semiconductors & Semiconductor Equipment - 3.1%
Advanced Energy Industries, Inc. *	3,190	110,980
Advanced Micro Devices, Inc. *	49,090	139,906
Alpha & Omega Semiconductor Ltd. *	1,207	14,303
Ambarella, Inc. *	2,418	108,085
Amkor Technology, Inc. *	7,647	45,041
Applied Micro Circuits Corp. *	6,307	40,743
Axcelis Technologies, Inc. *	9,665	27,062
Brooks Automation, Inc.	5,690	59,176
Cabot Microelectronics Corp.	1,908	78,056
Cascade Microtech, Inc. *	1,145	23,610
Cavium, Inc. *	4,268	261,031
CEVA, Inc. *	1,590	35,775
Cirrus Logic, Inc. *	4,894	178,190
Cohu, Inc.	2,037	24,200
Diodes, Inc. *	2,893	58,149
DSP Group, Inc. *	1,705	15,550
Entegris, Inc. *	10,823	147,409
Exar Corp. *	3,348	19,251
Fairchild Semiconductor International, Inc. *	8,986	179,720
FormFactor, Inc. *	4,374	31,799
Inphi Corp. *	2,806	93,552
Integrated Device Technology, Inc. *	10,434	213,271
Intersil Corp., Class A	10,174	136,026
IXYS Corp.	2,094	23,495
Kopin Corp. *	6,180	10,259
Lattice Semiconductor Corp. *	9,014	51,199
M/A-COM Technology Solutions Holdings, Inc. *	1,810	79,260
Mattson Technology, Inc. *	5,778	21,090
MaxLinear, Inc., Class A *	4,028	74,518
See notes to Schedule of Investments.

Microsemi Corp. *	8,382	321,114
MKS Instruments, Inc.	4,119	155,080
Monolithic Power Systems, Inc.	3,051	194,166
Nanometrics, Inc. *	2,115	33,502
NeoPhotonics Corp. *	2,155	30,256
NVE Corp.	408	23,064
PDF Solutions, Inc. *	2,083	27,871
Photronics, Inc. *	5,437	56,599
Power Integrations, Inc.	2,271	112,778
Rambus, Inc. *	8,912	122,540
Rudolph Technologies, Inc. *	2,894	39,532
Semtech Corp. *	5,124	112,677
Sigma Designs, Inc. *	2,732	18,578
Silicon Laboratories, Inc. *	3,296	148,188
Synaptics, Inc. *	2,842	226,621
Tessera Technologies, Inc.	4,061	125,891
Ultra Clean Holdings, Inc. *	2,008	10,763
Ultratech, Inc. *	2,360	51,542
Veeco Instruments, Inc. *	3,117	60,719
Xcerra Corp. *	4,282	27,919
		4,200,106

Software - 4.3%
A10 Networks, Inc. *	2,617	15,493
ACI Worldwide, Inc. *	9,010	187,318
American Software, Inc., Class A	1,795	16,155
Aspen Technology, Inc. *	6,589	238,061
AVG Technologies NV *	3,122	64,782
Barracuda Networks, Inc. *	711	10,949
Blackbaud, Inc.	3,617	227,473
Bottomline Technologies de, Inc. *	3,347	102,050
BroadSoft, Inc. *	2,249	90,747
Callidus Software, Inc. *	4,118	68,688
Code Rebel Corp. *	83	388
Commvault Systems, Inc. *	3,491	150,706
Digimarc Corp. *	626	18,968
Digital Turbine, Inc. *	3,758	4,472
Ebix, Inc.	2,069	84,395
Ellie Mae, Inc. *	2,269	205,662
EnerNOC, Inc. *	2,044	15,289
Epiq Systems, Inc.	2,837	42,612
Fair Isaac Corp.	2,396	254,192
Fleetmatics Group plc *	2,950	120,095
Gigamon, Inc. *	2,167	67,220
Globant S.A. *	1,179	36,384
Glu Mobile, Inc. *	9,287	26,189
Guidance Software, Inc. *	1,234	5,306
See notes to Schedule of Investments.

Guidewire Software, Inc. *	5,415	295,009
HubSpot, Inc. *	1,452	63,336
Imperva, Inc. *	2,048	103,424
Infoblox, Inc. *	4,373	74,778
Interactive Intelligence Group, Inc. *	1,335	48,621
Jive Software, Inc. *	3,414	12,905
Manhattan Associates, Inc. *	5,694	323,818
Mentor Graphics Corp.	7,115	144,648
MicroStrategy, Inc., Class A *	717	128,859
MobileIron, Inc. *	3,001	13,565
Model N, Inc. *	1,727	18,600
Monotype Imaging Holdings, Inc.	3,293	78,769
Park City Group, Inc. *	855	7,729
Paycom Software, Inc. *	2,435	86,686
Paylocity Holding Corp. *	1,195	39,124
Pegasystems, Inc.	2,759	70,023
Progress Software Corp. *	3,905	94,189
Proofpoint, Inc. *	3,042	163,599
PROS Holdings, Inc. *	1,967	23,191
QAD, Inc., Class A	789	16,766
Qlik Technologies, Inc. *	7,049	203,857
Qualys, Inc. *	1,802	45,609
Rapid7, Inc. *	650	8,496
RealPage, Inc. *	4,073	84,881
RingCentral, Inc., Class A *	4,135	65,126
Rovi Corp. *	6,448	132,249
Rubicon Project, Inc. (The) *	1,981	36,213
Sapiens International Corp. NV	2,130	25,517
Seachange International, Inc. *	2,824	15,588
Silver Spring Networks, Inc. *	3,137	46,271
Synchronoss Technologies, Inc. *	2,992	96,761
Take-Two Interactive Software, Inc. *	6,530	245,985
Tangoe, Inc. *	3,466	27,347
Telenav, Inc. *	2,354	13,889
Textura Corp. *	1,671	31,131
TiVo, Inc. *	7,493	71,258
TubeMogul, Inc. *	1,078	13,949
Tyler Technologies, Inc. *	2,599	334,257
Varonis Systems, Inc. *	522	9,527
VASCO Data Security International, Inc. *	2,265	34,881
Verint Systems, Inc. *	4,735	158,054
VirnetX Holding Corp. *	3,778	17,341
Workiva, Inc. *	633	7,374
Xura, Inc. *	1,972	38,789
Zendesk, Inc. *	4,147	86,797
Zix Corp. *	5,001	19,654
		5,732,034
See notes to Schedule of Investments.

Specialty Retail - 2.9%
Abercrombie & Fitch Co., Class A	5,368	169,307
America's Car-Mart, Inc. *	726	18,150
American Eagle Outfitters, Inc.	13,926	232,146
Asbury Automotive Group, Inc. *	1,983	118,663
Ascena Retail Group, Inc. *	13,245	146,490
Barnes & Noble Education, Inc. *	2,474	24,245
Barnes & Noble, Inc.	3,916	48,402
bebe stores, Inc.	3,035	1,669
Big 5 Sporting Goods Corp.	1,497	16,632
Boot Barn Holdings, Inc. *	922	8,667
Buckle, Inc. (The)	2,185	74,006
Build-A-Bear Workshop, Inc. *	1,105	14,354
Burlington Stores, Inc. *	5,819	327,260
Caleres, Inc.	3,380	95,620
Cato Corp., (The) Class A	2,030	78,256
Chico's FAS, Inc.	10,345	137,278
Children's Place, Inc. (The)	1,591	132,801
Christopher & Banks Corp. *	3,132	7,485
Citi Trends, Inc.	1,298	23,143
Conn's, Inc. *	2,111	26,303
Container Store Group, Inc. (The) *	1,542	9,051
Destination XL Group, Inc. *	3,868	19,998
Express, Inc. *	6,521	139,615
Finish Line, Inc., (The) Class A	3,554	74,989
Five Below, Inc. *	4,204	173,793
Francesca's Holdings Corp. *	3,266	62,577
Genesco, Inc. *	1,716	123,981
Group 1 Automotive, Inc.	1,801	105,701
Guess?, Inc.	4,778	89,683
Haverty Furniture Cos., Inc.	1,689	35,739
Hibbett Sports, Inc. *	1,921	68,964
Kirkland's, Inc.	1,302	22,798
Lithia Motors, Inc., Class A	1,757	153,439
Lumber Liquidators Holdings, Inc. *	2,090	27,421
MarineMax, Inc. *	2,047	39,855
Mattress Firm Holding Corp. *	1,582	67,061
Monro Muffler Brake, Inc.	2,456	175,530
Outerwall, Inc.	1,424	52,674
Party City Holdco, Inc. *	1,941	29,193
Pier 1 Imports, Inc.	6,957	48,769
Rent-A-Center, Inc.	4,092	64,858
Restoration Hardware Holdings, Inc. *	2,577	107,976
Select Comfort Corp. *	4,036	78,258
Shoe Carnival, Inc.	1,156	31,166
Sonic Automotive, Inc., Class A	2,540	46,939
Sportsman's Warehouse Holdings, Inc. *	1,372	17,287
See notes to Schedule of Investments.

Stage Stores, Inc.	2,464	19,860
Stein Mart, Inc.	2,386	17,489
Tailored Brands, Inc.	3,729	66,749
Tile Shop Holdings, Inc. *	2,513	37,469
Tilly's, Inc., Class A *	827	5,533
Vitamin Shoppe, Inc. *	1,983	61,394
West Marine, Inc. *	1,507	13,699
Winmark Corp.	223	21,849
Zumiez, Inc. *	1,698	33,824
		3,846,058

Technology Hardware, Storage & Peripherals - 0.6%
Avid Technology, Inc. *	2,494	16,859
CPI Card Group, Inc.	1,394	11,487
Cray, Inc. *	3,150	132,016
Diebold, Inc.	5,004	144,666
Eastman Kodak Co. *	1,582	17,165
Electronics For Imaging, Inc. *	3,618	153,367
Imation Corp. *	2,711	4,202
Immersion Corp. *	2,323	19,188
Nimble Storage, Inc. *	3,910	30,654
Pure Storage, Inc., Class A *	2,364	32,363
Quantum Corp. *	19,651	11,987
Silicon Graphics International Corp. *	2,677	19,060
Stratasys Ltd. *	3,930	101,866
Super Micro Computer, Inc. *	2,845	96,958
Violin Memory, Inc. *	7,183	3,751
		795,589

Textiles, Apparel & Luxury Goods - 0.9%
Cherokee, Inc. *	661	11,759
Columbia Sportswear Co.	2,214	133,039
Crocs, Inc. *	5,941	57,152
Culp, Inc.	785	20,583
Deckers Outdoor Corp. *	2,553	152,950
G-III Apparel Group Ltd. *	3,078	150,483
Iconix Brand Group, Inc. *	3,684	29,656
Movado Group, Inc.	1,238	34,082
Oxford Industries, Inc.	1,130	75,970
Perry Ellis International, Inc. *	933	17,177
Sequential Brands Group, Inc. *	2,800	17,892
Steven Madden Ltd. *	4,343	160,865
Superior Uniform Group, Inc.	573	10,211
Tumi Holdings, Inc. *	4,539	121,736
Unifi, Inc. *	1,199	27,469
Vera Bradley, Inc. *	1,814	36,897
See notes to Schedule of Investments.

Vince Holding Corp. *	1,135	7,185
Wolverine World Wide, Inc.	7,966	146,734
		1,211,840

Thrifts & Mortgage Finance - 1.9%
Anchor BanCorp Wisconsin, Inc. *	570	25,684
Astoria Financial Corp.	6,944	109,993
Bank Mutual Corp.	3,599	27,244
BankFinancial Corp.	1,684	19,905
Bear State Financial, Inc. *	1,029	9,539
Beneficial Bancorp, Inc. *	6,383	87,383
BofI Holding, Inc. *	4,740	101,152
BSB Bancorp, Inc. *	625	14,044
Capitol Federal Financial, Inc.	10,856	143,951
Charter Financial Corp.	1,280	17,280
Clifton Bancorp, Inc.	2,373	35,880
Dime Community Bancshares, Inc.	2,402	42,323
Essent Group Ltd. *	4,289	89,211
EverBank Financial Corp.	7,468	112,692
Federal Agricultural Mortgage Corp., Class C	895	33,768
First Defiance Financial Corp.	799	30,690
Flagstar Bancorp, Inc. *	1,712	36,740
Fox Chase Bancorp, Inc.	1,196	23,107
Hingham Institution for Savings	102	12,149
HomeStreet, Inc. *	1,967	40,933
Impac Mortgage Holdings, Inc. *	665	9,224
Kearny Financial Corp.	7,218	89,142
LendingTree, Inc. *	447	43,708
Meridian Bancorp, Inc.	4,240	59,021
Meta Financial Group, Inc.	474	21,614
MGIC Investment Corp. *	26,211	201,038
Nationstar Mortgage Holdings, Inc. *	3,032	30,017
NMI Holdings, Inc., Class A *	4,529	22,871
Northfield Bancorp, Inc.	3,620	59,513
Northwest Bancshares, Inc.	7,910	106,864
OceanFirst Financial Corp.	1,187	20,986
Ocwen Financial Corp. *	8,291	20,479
Oritani Financial Corp.	3,396	57,630
PennyMac Financial Services, Inc., Class A *	1,102	12,960
PHH Corp. *	3,832	48,053
Provident Financial Services, Inc.	5,242	105,836
Radian Group, Inc.	14,012	173,749
Stonegate Mortgage Corp. *	1,281	7,353
Territorial Bancorp, Inc.	665	17,330
TrustCo Bank Corp.	7,825	47,420
United Community Financial Corp.	3,416	20,052
United Financial Bancorp, Inc.	3,817	48,056
See notes to Schedule of Investments.

Walker & Dunlop, Inc. *	2,042	49,559
Walter Investment Management Corp. *	3,180	24,295
Washington Federal, Inc.	7,319	165,775
Waterstone Financial, Inc.	2,330	31,874
WSFS Financial Corp.	2,397	77,950
		2,586,037

Tobacco - 0.2%
Universal Corp.	1,744	99,076
Vector Group Ltd.	6,620	151,201
		250,277

Trading Companies & Distributors - 0.7%
Aircastle Ltd.	4,816	107,108
Applied Industrial Technologies, Inc.	3,099	134,497
Beacon Roofing Supply, Inc. *	3,830	157,068
BMC Stock Holdings, Inc. *	2,906	48,298
CAI International, Inc. *	1,481	14,306
DXP Enterprises, Inc. *	972	17,068
H&E Equipment Services, Inc.	2,409	42,230
Kaman Corp.	2,101	89,692
Lawson Products, Inc. *	447	8,752
MRC Global, Inc. *	7,949	104,450
Neff Corp., Class A *	900	6,696
Rush Enterprises, Inc., Class A *	2,992	54,574
TAL International Group, Inc. *	2,566	39,619
Textainer Group Holdings Ltd.	1,837	27,261
Titan Machinery, Inc. *	1,521	17,583
Univar, Inc. *	3,150	54,117
Veritiv Corp. *	629	23,436
		946,755

Transportation Infrastructure - 0.1%
Wesco Aircraft Holdings, Inc. *	4,699	67,619

Water Utilities - 0.3%
American States Water Co.	2,916	114,774
Artesian Resources Corp., Class A	490	13,700
California Water Service Group	3,695	98,731
Connecticut Water Service, Inc.	883	39,823
Consolidated Water Co., Ltd.	1,137	13,837
Middlesex Water Co.	1,246	38,439
SJW Corp.	1,344	48,855
York Water Co. (The)	992	30,276
		398,435
See notes to Schedule of Investments.

Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. *	2,827	21,824
Contra Leap Wireless, Inc. *(a)	4,674	11,779
NTELOS Holdings Corp. *	1,286	11,831
Shenandoah Telecommunications Co.	3,732	99,831
Spok Holdings, Inc.	1,934	33,864
		179,129

Total Common Stocks (Cost $112,635,172)		127,244,576

EXCHANGE-TRADED PRODUCTS - 0.8%
iShares Russell 2000 ETF	10,000	1,106,200

Total Exchange-Traded Products (Cost $1,275,100)		1,106,200

	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 0.7%
United States Treasury Bills, 0.42%, 10/13/16 ^	1,000,000	998,486

Total U.S. Treasury Obligations (Cost $997,725)		998,486

	SHARES	VALUE ($)
RIGHTS - 0%

Textiles, Apparel & Luxury Goods - 0.0%
Vince Holding Corp. (expiring 04/14/16) *	1,135	301

Total Rights (Cost $—)		301

WARRANTS - 0%

Oil, Gas & Consumable Fuels - 0.0%
Magnum Hunter Resources Corp. (expiring 04/15/16) *(a)	1,482	—

Total Warrants (Cost $—)		—

See notes to Schedule of Investments.

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 3.7%
State Street Bank Time Deposit, 0.278%, 4/1/16	4,940,814	4,940,814

Total Time Deposit (Cost $4,940,814)		4,940,814

TOTAL INVESTMENTS (Cost $119,848,811) - 99.9%		134,290,377
Other assets and liabilities, net - 0.1%		87,047
NET ASSETS - 100.0%		$134,377,424

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
Russell 2000 Mini Index^	55	6/16	$6,102,800	$155,100

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
^ Futures collateralized by $1,000,000 par value of U.S. Treasury Bills.
(a) This security was valued under the direction of the Board of Directors. See Note A.

Abbreviations:
ETF:	Exchange-Traded Fund
Ltd.:	Limited
See notes to Schedule of Investments.

CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2016 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 94.9%

Australia - 6.8%
AGL Energy Ltd.	8,319	117,496
Alumina Ltd.	31,957	31,889
Amcor Ltd.	14,279	157,284
AMP Ltd.	36,468	162,079
APA Group	13,739	92,911
Aristocrat Leisure Ltd.	6,677	52,790
Asciano Ltd.	7,817	53,763
ASX Ltd.	2,387	75,911
Aurizon Holdings Ltd.	25,882	78,673
AusNet Services	21,630	24,739
Australia & New Zealand Banking Group Ltd.	35,846	645,511
Bank of Queensland Ltd.	4,633	43,102
Bendigo & Adelaide Bank Ltd.	5,631	38,339
BGP Holdings plc*(a)	77,172	—
BHP Billiton Ltd.	39,599	512,480
Boral Ltd.	9,168	43,491
Brambles Ltd.	19,467	181,108
Caltex Australia Ltd.	3,329	86,933
Challenger Ltd.	7,035	45,307
CIMIC Group Ltd.	1,252	33,406
Coca-Cola Amatil Ltd.	7,061	47,913
Cochlear Ltd.	705	55,360
Commonwealth Bank of Australia	21,053	1,210,728
Computershare Ltd.	5,784	43,421
Crown Resorts Ltd.	4,490	42,944
CSL Ltd.	5,731	446,246
Dexus Property Group REIT	11,934	72,735
DUET Group(a)	28,620	50,089
Flight Centre Travel Group Ltd.	684	22,697
Fortescue Metals Group Ltd.	19,196	37,574
Goodman Group REIT	21,825	111,742
GPT Group (The) REIT	22,129	84,931
Harvey Norman Holdings Ltd.	6,851	24,716
Healthscope Ltd.	21,393	43,681
Iluka Resources Ltd.	5,162	25,993
Incitec Pivot Ltd.	20,802	50,937
Insurance Australia Group Ltd.	29,978	128,402
Lend Lease Group	6,807	72,471
See notes to Schedule of Investments.

Macquarie Group Ltd.	3,776	191,559
Medibank Pvt Ltd.	33,956	76,369
Mirvac Group REIT	45,635	67,782
National Australia Bank Ltd.	32,379	652,172
Newcrest Mining Ltd.*	9,450	123,025
Oil Search Ltd.	16,897	87,678
Orica Ltd.	4,563	53,834
Origin Energy Ltd.	21,570	84,276
Platinum Asset Management Ltd.	2,893	14,101
Qantas Airways Ltd.*	6,357	19,860
QBE Insurance Group Ltd.	16,907	141,588
Ramsay Health Care Ltd.	1,744	82,142
REA Group Ltd.	649	26,916
Rio Tinto Ltd.	5,230	171,381
Santos Ltd.	20,678	63,966
Scentre Group REIT	65,647	223,734
Seek Ltd.	4,034	50,101
Sonic Healthcare Ltd.	4,839	69,757
South32 Ltd.*	65,641	73,816
Stockland REIT	29,314	96,081
Suncorp Group Ltd.	15,863	145,021
Sydney Airport	13,469	69,167
TABCORP Holdings Ltd.	10,251	33,678
Tatts Group Ltd.	18,057	52,393
Telstra Corp. Ltd.	52,759	215,853
TPG Telecom Ltd.	3,650	31,772
Transurban Group	25,014	217,928
Treasury Wine Estates Ltd.	9,101	67,344
Vicinity Centres REIT	41,488	101,589
Vocus Communications Ltd.	5,571	35,622
Wesfarmers Ltd.	13,885	441,779
Westfield Corp. REIT	24,341	186,655
Westpac Banking Corp.	40,970	954,464
Woodside Petroleum Ltd.	9,142	182,172
Woolworths Ltd.	15,670	265,825
		10,421,192

Austria - 0.2%
Andritz AG	961	52,812
Erste Group Bank AG*	3,444	96,878
OMV AG	1,815	51,107
Raiffeisen Bank International AG*	1,444	21,897
Voestalpine AG	1,402	46,950
		269,644

Belgium - 1.4%
Ageas	2,483	98,604
See notes to Schedule of Investments.

Anheuser-Busch InBev NV	9,914	1,233,493
Colruyt SA	869	50,671
Delhaize Group SA	1,279	133,642
Groupe Bruxelles Lambert SA	994	82,082
KBC Groep NV	3,090	159,536
Proximus	1,875	64,135
Solvay SA	913	91,656
Telenet Group Holding NV*	650	32,930
UCB SA	1,558	119,306
Umicore SA	1,173	58,444
		2,124,499

Denmark - 1.9%
AP Moeller - Maersk A/S:
Class A	47	60,053
Class B	85	111,594
Carlsberg A/S Class B	1,318	125,699
Chr Hansen Holding A/S	1,219	81,901
Coloplast A/S Class B	1,369	103,822
Danske Bank A/S	8,705	246,133
DSV A/S	2,373	98,868
Genmab A/S*	660	91,542
ISS A/S	1,831	73,571
Novo Nordisk A/S Class B	24,159	1,311,540
Novozymes A/S Class B	2,876	129,407
Pandora A/S	1,357	177,846
TDC A/S	10,011	49,038
Tryg A/S	1,428	27,740
Vestas Wind Systems A/S	2,762	195,027
William Demant Holding A/S*	301	30,294
		2,914,075

Finland - 1.0%
Elisa Oyj	1,753	68,217
Fortum Oyj	5,476	83,006
Kone Oyj Class B	4,153	200,348
Metso Oyj	1,390	33,195
Neste Oyj	1,580	52,038
Nokia Oyj	71,136	423,294
Nokian Renkaat Oyj	1,411	49,847
Orion Oyj, Class B	1,260	41,685
Sampo Oyj, Class A	5,511	261,969
Stora Enso Oyj, Class R	6,791	60,827
UPM-Kymmene Oyj	6,580	119,299
Wartsila Oyj Abp	1,823	82,567
		1,476,292
See notes to Schedule of Investments.

France - 9.0%
Accor SA	2,611	110,734
Aeroports de Paris	366	45,287
Air Liquide SA	4,242	477,738
Alstom SA*	1,891	48,380
Arkema SA	825	61,992
Atos SE	1,082	88,203
AXA SA	24,305	572,694
BNP Paribas SA	13,060	657,849
Bollore SA	10,700	41,602
Bouygues SA	2,501	102,110
Bureau Veritas SA	3,269	72,876
Cap Gemini SA	2,016	189,597
Carrefour SA	6,828	188,025
Casino Guichard-Perrachon SA	697	39,991
Christian Dior SE	672	121,990
Cie de Saint-Gobain	5,878	259,265
Cie Generale des Etablissements Michelin	2,300	235,558
CNP Assurances	2,116	33,026
Credit Agricole SA	13,017	141,099
Danone SA	7,267	517,334
Dassault Systemes	1,581	125,550
Edenred	2,562	49,806
Electricite de France SA	2,981	33,487
Engie	18,016	279,859
Essilor International SA	2,531	312,888
Eurazeo SA	492	33,294
Eutelsat Communications SA	2,098	67,832
Fonciere Des Regions REIT	369	34,901
Gecina SA REIT	428	58,979
Groupe Eurotunnel SE	5,764	64,659
Hermes International	325	114,535
Icade SA REIT	410	31,434
Iliad SA	325	83,704
Imerys SA	443	30,921
Ingenico Group	676	77,718
JC Decaux SA	915	40,088
Kering	934	167,105
Klepierre REIT	2,713	130,076
L'Oreal SA	3,105	556,763
Lagardere SCA	1,455	38,692
Legrand SA	3,290	184,512
LVMH Moet Hennessy Louis Vuitton SE	3,445	590,462
Natixis SA	11,570	57,015
Numericable-SFR SAS	1,350	56,870
Orange SA	24,495	429,461
Pernod-Ricard SA	2,618	292,188
See notes to Schedule of Investments.

Peugeot SA*	5,480	93,988
Publicis Groupe SA	2,330	163,749
Remy Cointreau SA	300	22,795
Renault SA	2,370	235,683
Rexel SA	3,721	53,204
Safran SA	3,856	269,983
Sanofi SA	14,486	1,169,004
Schneider Electric SE	6,882	435,298
SCOR SE	1,893	67,262
Societe BIC SA	355	53,447
Societe Generale SA	8,946	330,911
Sodexo SA	1,162	125,374
Suez Environnement Co.	3,679	67,540
Technip SA	1,299	72,060
Thales SA	1,299	113,911
Total SA	27,060	1,234,540
Unibail-Rodamco SE REIT	1,216	334,855
Valeo SA	979	152,523
Veolia Environnement SA	5,546	133,711
Vinci SA	5,916	441,100
Vivendi SA	14,334	301,672
Wendel SA	354	38,566
Zodiac Aerospace	2,497	50,078
		13,909,403

Germany - 8.3%
adidas AG	2,579	302,521
Allianz SE	5,634	917,207
Axel Springer SE	548	29,563
BASF SE	11,324	855,027
Bayer AG	10,196	1,199,490
Bayerische Motoren Werke AG	4,082	375,157
Beiersdorf AG	1,242	112,223
Brenntag AG	1,904	108,852
Commerzbank AG*	13,125	114,213
Continental AG	1,356	308,856
Daimler AG	11,871	910,794
Deutsche Bank AG	17,006	289,541
Deutsche Boerse AG	2,379	203,172
Deutsche Lufthansa AG*	2,863	46,316
Deutsche Post AG	11,947	332,255
Deutsche Telekom AG	39,759	714,285
Deutsche Wohnen AG	4,160	129,479
E.ON SE	24,672	237,088
Evonik Industries AG	1,723	51,734
Fraport AG Frankfurt Airport Services Worldwide	512	31,085
Fresenius Medical Care AG & Co. KGaA	2,696	238,995
See notes to Schedule of Investments.

Fresenius SE & Co. KGaA	4,703	343,909
GEA Group AG	2,254	110,380
Hannover Rueck SE	743	86,647
HeidelbergCement AG	1,737	148,858
Henkel AG & Co. KGaA	1,281	126,002
Hugo Boss AG	824	54,090
Infineon Technologies AG	13,923	198,282
K+S AG	2,359	55,249
Kabel Deutschland Holding AG	272	30,512
Lanxess AG	1,128	54,262
Linde AG	2,290	333,950
MAN SE	434	47,014
Merck KGAA	1,593	132,998
Metro AG	2,197	68,131
Muenchener Rueckversicherungs-Gesellschaft AG	2,057	418,742
OSRAM Licht AG	1,097	56,600
ProSiebenSat.1 Media AG	2,697	138,785
RTL Group SA	477	40,438
RWE AG	6,034	78,167
SAP SE	12,117	981,140
Siemens AG	9,776	1,037,076
Symrise AG	1,520	102,132
Telefonica Deutschland Holding AG	9,168	49,710
ThyssenKrupp AG	4,535	94,307
TUI AG	6,149	95,408
United Internet AG	1,516	76,147
Volkswagen AG	436	63,334
Vonovia SE	5,745	206,913
Zalando SE*(b)	1,065	34,991
		12,772,027

Hong Kong - 3.2%
AIA Group Ltd.	148,554	841,706
ASM Pacific Technology Ltd.	2,977	23,277
Bank of East Asia Ltd. (The)	14,653	54,688
BOC Hong Kong Holdings Ltd.	45,626	136,170
Cathay Pacific Airways Ltd.	14,551	25,212
Cheung Kong Infrastructure Holdings Ltd.	7,766	75,990
Cheung Kong Property Holdings Ltd.	33,312	214,298
CK Hutchison Holdings Ltd.	33,312	431,603
CLP Holdings Ltd.	23,363	211,589
First Pacific Co. Ltd.	28,946	21,644
Galaxy Entertainment Group Ltd.	28,878	108,151
Genting Singapore plc	74,546	46,230
Hang Lung Properties Ltd.	27,724	53,040
Hang Seng Bank Ltd.	9,429	167,020
Henderson Land Development Co. Ltd.	14,270	87,477
See notes to Schedule of Investments.

HK Electric Investments & HK Electric Investments Ltd.(b)	32,684	28,737
HKT Trust & HKT Ltd.	32,675	44,989
Hong Kong & China Gas Co. Ltd.	85,534	160,112
Hong Kong Exchanges and Clearing Ltd.	14,156	340,541
Hongkong Land Holdings Ltd.	14,504	86,879
Hysan Development Co. Ltd.	7,847	33,434
Jardine Matheson Holdings Ltd.	3,030	172,952
Kerry Properties Ltd.	8,022	22,132
Li & Fung Ltd.	72,632	43,073
Link REIT	27,772	164,517
Melco Crown Entertainment Ltd. ADR	782	12,911
MGM China Holdings Ltd.	11,713	17,848
MTR Corp. Ltd.	18,047	88,992
New World Development Co. Ltd.	66,559	63,497
Noble Group Ltd.*	58,167	19,008
NWS Holdings Ltd.	18,619	29,572
PCCW Ltd.	51,683	33,315
Power Assets Holdings Ltd.	17,104	175,080
Sands China Ltd.	29,847	121,400
Shangri-La Asia Ltd.	15,449	17,626
Sino Land Co. Ltd.	37,508	59,573
SJM Holdings Ltd.	24,411	17,340
Sun Hung Kai Properties Ltd.	21,404	261,452
Swire Pacific Ltd., Class A	7,254	78,134
Swire Properties Ltd.	14,425	39,146
Techtronic Industries Co. Ltd.	16,952	67,093
WH Group Ltd.*(b)	72,245	52,343
Wharf Holdings Ltd. (The)	16,817	91,925
Wheelock & Co. Ltd.	11,273	50,357
Wynn Macau Ltd.*	19,218	29,731
Yue Yuen Industrial Holdings Ltd.	9,148	31,489
		4,953,293

Ireland - 0.9%
Bank of Ireland*	339,179	98,500
CRH plc	10,144	286,848
Experian plc	11,925	213,495
James Hardie Industries plc	5,489	75,250
Kerry Group plc Class A	1,951	181,929
Paddy Power Betfair plc	997	139,204
Ryanair Holdings plc	2,114	34,103
Shire plc	7,304	415,820
		1,445,149

Israel - 0.7%
Azrieli Group Ltd.	448	17,595
Bank Hapoalim BM	13,096	67,999
See notes to Schedule of Investments.

Bank Leumi Le-Israel BM*	17,263	62,009
Bezeq The Israeli Telecommunication Corp. Ltd.	23,818	53,749
Check Point Software Technologies Ltd.*	1,672	146,250
Delek Group Ltd.	59	10,124
Israel Chemicals Ltd.	6,288	27,375
Mizrahi Tefahot Bank Ltd.	1,715	20,125
Mobileye NV*	2,003	74,692
NICE-Systems Ltd.	708	46,470
Taro Pharmaceutical Industries Ltd.*	184	26,358
Teva Pharmaceutical Industries Ltd.	11,265	608,011
		1,160,757

Italy - 1.9%
Assicurazioni Generali SpA	14,397	213,640
Atlantia SpA	5,090	141,267
Banco Popolare SC*	4,465	30,739
Enel Green Power SpA	21,577	46,443
Enel SpA	86,956	386,018
Eni SpA	31,366	475,091
Exor SpA	1,366	49,004
Ferrari NV*	1,554	64,597
Finmeccanica SpA*	4,989	63,351
Intesa Sanpaolo SpA Milano Stock Exchange	156,399	433,532
Luxottica Group SpA	2,086	115,219
Mediobanca SpA	6,951	50,109
Prysmian SpA	2,404	54,509
Saipem SpA*	75,088	30,109
Snam SpA	25,897	162,358
Telecom Italia SpA*	141,484	152,750
Telecom Italia SpA - RSP	74,321	65,173
Terna Rete Elettrica Nazionale SpA	18,587	106,157
UniCredit SpA	58,859	212,490
Unione di Banche Italiane SCPA	11,118	41,176
UnipolSai SpA	13,713	31,765
		2,925,497

Japan - 21.4%
ABC-Mart, Inc.	348	22,316
Acom Co. Ltd.*	4,920	24,811
Aeon Co. Ltd.	8,063	116,605
Aeon Financial Service Co. Ltd.	1,285	30,355
Aeon Mall Co. Ltd.	1,404	20,816
Air Water, Inc.	1,960	29,042
Aisin Seiki Co. Ltd.	2,361	89,035
Ajinomoto Co. Inc.	6,963	157,269
Alfresa Holdings Corp.	2,173	41,726
Alps Electric Co. Ltd.	2,278	39,751
See notes to Schedule of Investments.

Amada Holdings Co. Ltd.	4,195	40,967
ANA Holdings, Inc.	14,307	40,350
Aozora Bank Ltd.	13,855	48,428
Asahi Glass Co. Ltd.	11,705	64,128
Asahi Group Holdings Ltd.	4,770	148,783
Asahi Kasei Corp.	15,564	105,329
Asics Corp.	1,972	35,166
Astellas Pharma, Inc.	26,025	346,390
Bandai Namco Holdings, Inc.	2,189	47,777
Bank of Kyoto Ltd. (The)	4,207	27,464
Bank of Yokohama Ltd. (The)	13,916	64,360
Benesse Holdings, Inc.	821	23,658
Bridgestone Corp.	8,020	299,943
Brother Industries Ltd.	2,908	33,468
Calbee, Inc.	906	36,019
Canon, Inc.	13,156	392,568
Casio Computer Co. Ltd.	2,487	50,233
Central Japan Railway Co.	1,777	314,592
Chiba Bank Ltd. (The)	8,636	43,090
Chubu Electric Power Co., Inc.	7,944	111,033
Chugai Pharmaceutical Co. Ltd.	2,760	85,548
Chugoku Bank Ltd. (The)	1,975	20,587
Chugoku Electric Power Co., Inc. (The)	3,660	49,479
Citizen Holdings Co. Ltd.	3,258	18,487
Credit Saison Co. Ltd.	1,829	31,867
Dai Nippon Printing Co. Ltd.	6,712	59,697
Dai-ichi Life Insurance Co. Ltd. (The)	13,294	161,098
Daicel Corp.	3,599	49,231
Daihatsu Motor Co. Ltd.	2,369	33,417
Daiichi Sankyo Co. Ltd.	7,867	175,098
Daikin Industries Ltd.	2,891	216,295
Daito Trust Construction Co. Ltd.	880	125,071
Daiwa House Industry Co. Ltd.	7,393	208,176
Daiwa Securities Group, Inc.	20,491	126,170
Denso Corp.	5,995	241,218
Dentsu, Inc.	2,667	134,020
Don Quijote Holdings Co. Ltd.	1,462	50,842
East Japan Railway Co.	4,113	355,313
Eisai Co. Ltd.	3,108	187,141
Electric Power Development Co. Ltd.	1,805	56,429
FamilyMart Co. Ltd.	722	37,566
FANUC Corp.	2,412	375,095
Fast Retailing Co. Ltd.	653	209,197
Fuji Electric Co. Ltd.	6,903	23,883
Fuji Heavy Industries Ltd.	7,239	255,926
FUJIFILM Holdings Corp.	5,710	226,044
Fujitsu Ltd.	22,970	85,110
See notes to Schedule of Investments.

Fukuoka Financial Group, Inc.	9,540	31,140
GungHo Online Entertainment, Inc.	5,217	14,709
Gunma Bank Ltd. (The)	4,644	19,206
Hachijuni Bank Ltd. (The)	5,041	21,745
Hakuhodo DY Holdings, Inc.	2,874	32,591
Hamamatsu Photonics KK	1,755	48,466
Hankyu Hanshin Holdings, Inc.	14,108	90,092
Hikari Tsushin, Inc.	235	17,912
Hino Motors Ltd.	3,188	34,507
Hirose Electric Co. Ltd.	370	40,839
Hiroshima Bank Ltd. (The)	6,167	22,543
Hisamitsu Pharmaceutical Co., Inc.	704	31,495
Hitachi Chemical Co. Ltd.	1,284	23,125
Hitachi Construction Machinery Co. Ltd.	1,326	21,087
Hitachi High-Technologies Corp.	849	23,937
Hitachi Ltd.	59,595	279,119
Hitachi Metals Ltd.	2,644	27,302
Hokuhoku Financial Group, Inc.	14,998	19,742
Hokuriku Electric Power Co.	2,074	29,385
Honda Motor Co. Ltd.	20,101	551,712
Hoshizaki Electric Co. Ltd.	491	41,006
HOYA Corp.	5,132	195,403
Hulic Co. Ltd.	3,675	35,170
Idemitsu Kosan Co. Ltd.	1,085	19,387
IHI Corp.	17,164	36,332
Iida Group Holdings Co. Ltd.	1,815	35,433
INPEX Corp.	11,719	88,960
Isetan Mitsukoshi Holdings Ltd.	4,383	51,262
Isuzu Motors Ltd.	7,322	75,672
ITOCHU Corp.	19,478	240,108
Itochu Techno-Solutions Corp.	591	11,165
Iyo Bank Ltd. (The)	2,994	19,625
J Front Retailing Co. Ltd.	2,975	39,504
Japan Airlines Co. Ltd.	1,475	54,075
Japan Airport Terminal Co. Ltd.	520	18,500
Japan Exchange Group, Inc.	6,769	103,791
Japan Post Bank Co. Ltd.	4,993	61,505
Japan Post Holdings Co. Ltd.	5,548	74,115
Japan Prime Realty Investment Corp. REIT	10	40,779
Japan Real Estate Investment Corp. REIT	16	92,498
Japan Retail Fund Investment Corp. REIT	31	74,498
Japan Tobacco, Inc.	13,562	565,712
JFE Holdings, Inc.	6,060	81,709
JGC Corp.	2,555	38,290
Joyo Bank Ltd. (The)	7,558	25,947
JSR Corp.	2,229	32,077
JTEKT Corp.	2,539	32,970
See notes to Schedule of Investments.

JX Holdings, Inc.	27,692	106,842
Kajima Corp.	10,429	65,486
Kakaku.com, Inc.	1,777	33,032
Kamigumi Co. Ltd.	2,875	27,079
Kaneka Corp.	3,452	29,597
Kansai Electric Power Co., Inc. (The)*	8,680	76,945
Kansai Paint Co. Ltd.	2,857	45,942
Kao Corp.	6,214	331,771
Kawasaki Heavy Industries Ltd.	17,510	50,614
KDDI Corp.	21,565	576,550
Keihan Electric Railway Co. Ltd.	6,279	44,286
Keikyu Corp.	5,780	50,893
Keio Corp.	7,132	62,671
Keisei Electric Railway Co. Ltd.	3,401	47,884
Keyence Corp.	562	306,854
Kikkoman Corp.	1,815	59,728
Kintetsu Group Holdings Co. Ltd.	22,332	90,571
Kirin Holdings Co. Ltd.	10,142	142,341
Kobe Steel Ltd.	38,186	33,623
Koito Manufacturing Co. Ltd.	1,288	58,423
Komatsu Ltd.	11,385	194,011
Konami Corp.	1,150	34,060
Konica Minolta, Inc.	5,577	47,420
Kose Corp.	373	36,326
Kubota Corp.	13,829	188,983
Kuraray Co. Ltd.	4,375	53,542
Kurita Water Industries Ltd.	1,322	30,183
Kyocera Corp.	3,957	174,455
Kyowa Hakko Kirin Co. Ltd.	2,843	45,413
Kyushu Electric Power Co., Inc.*	5,261	50,114
Kyushu Financial Group, Inc.	4,285	24,734
Lawson, Inc.	803	67,277
LIXIL Group Corp.	3,280	66,951
M3, Inc.	2,394	60,300
Mabuchi Motor Co. Ltd.	612	28,522
Makita Corp.	1,467	91,072
Marubeni Corp.	20,357	103,202
Marui Group Co. Ltd.	2,748	39,423
Maruichi Steel Tube Ltd.	579	15,887
Mazda Motor Corp.	6,656	103,390
McDonald’s Holdings Company (Japan), Ltd.	819	19,420
Medipal Holdings Corp.	1,658	26,278
MEIJI Holdings Co. Ltd.	1,506	121,219
Minebea Co. Ltd.	3,937	30,744
Miraca Holdings, Inc.	670	27,560
Mitsubishi Chemical Holdings Corp.	16,715	87,340
Mitsubishi Corp.	16,664	282,488
See notes to Schedule of Investments.

Mitsubishi Electric Corp.	23,827	249,957
Mitsubishi Estate Co. Ltd.	15,429	286,871
Mitsubishi Gas Chemical Co., Inc.	4,768	25,698
Mitsubishi Heavy Industries Ltd.	37,436	139,209
Mitsubishi Logistics Corp.	1,409	18,522
Mitsubishi Materials Corp.	13,780	38,974
Mitsubishi Motors Corp.	7,883	59,104
Mitsubishi Tanabe Pharma Corp.	2,768	48,179
Mitsubishi UFJ Financial Group, Inc.	157,230	729,270
Mitsubishi UFJ Lease & Finance Co. Ltd.	6,075	26,691
Mitsui & Co. Ltd.	21,043	242,368
Mitsui Chemicals, Inc.	10,081	33,623
Mitsui Fudosan Co. Ltd.	11,612	290,003
Mitsui OSK Lines Ltd.	14,129	28,777
Mixi, Inc.	519	19,295
Mizuho Financial Group, Inc.	291,332	435,566
MS&AD Insurance Group Holdings, Inc.	6,246	174,211
Murata Manufacturing Co. Ltd.	2,499	301,609
Nabtesco Corp.	1,502	33,744
Nagoya Railroad Co. Ltd.	10,773	50,399
NEC Corp.	32,116	80,836
Nexon Co. Ltd.	1,602	27,342
NGK Insulators Ltd.	3,231	59,743
NGK Spark Plug Co. Ltd.	2,205	42,243
NH Foods Ltd.	2,137	47,136
NHK Spring Co. Ltd.	1,956	18,736
Nidec Corp.	2,757	188,835
Nikon Corp.	4,201	64,340
Nintendo Co. Ltd.	1,310	186,419
Nippon Building Fund, Inc. REIT	17	100,849
Nippon Electric Glass Co. Ltd.	4,908	25,143
Nippon Express Co. Ltd.	10,238	46,621
Nippon Paint Holdings Co. Ltd.	1,805	40,086
Nippon Prologis REIT, Inc. REIT	18	40,327
Nippon Steel & Sumitomo Metal Corp.	9,373	180,232
Nippon Telegraph & Telephone Corp.	8,529	367,756
Nippon Yusen KK	19,919	38,444
Nissan Motor Co. Ltd.	30,656	283,971
Nisshin Seifun Group, Inc.	2,626	41,783
Nissin Foods Holdings Co. Ltd.	796	37,451
Nitori Holdings Co. Ltd.	917	84,087
Nitto Denko Corp.	2,035	113,248
NOK Corp.	1,174	20,069
Nomura Holdings, Inc.	44,775	200,270
Nomura Real Estate Holdings, Inc.	1,535	28,397
Nomura Real Estate Master Fund, Inc. REIT	43	64,250
Nomura Research Institute Ltd.	1,525	51,405
See notes to Schedule of Investments.

NSK Ltd.	5,777	52,922
NTT Data Corp.	1,556	78,191
NTT DoCoMo, Inc.	17,631	400,259
NTT Urban Development Corp.	1,420	13,905
Obayashi Corp.	8,006	79,038
Obic Co. Ltd.	798	42,230
Odakyu Electric Railway Co. Ltd.	7,723	84,144
Oji Holdings Corp.	9,842	39,566
Olympus Corp.	3,380	131,520
Omron Corp.	2,412	71,866
Ono Pharmaceutical Co. Ltd.	5,085	215,503
Oracle Corp. Japan	471	26,475
Oriental Land Co. Ltd.	2,466	174,803
ORIX Corp.	16,325	233,111
Osaka Gas Co. Ltd.	23,119	88,911
Otsuka Corp.	644	34,023
Otsuka Holdings Co. Ltd.	4,814	175,031
Panasonic Corp.	27,221	250,215
Park24 Co. Ltd.	1,165	32,639
Rakuten, Inc.	11,461	110,650
Recruit Holdings Co. Ltd.	1,742	53,220
Resona Holdings, Inc.	27,223	97,236
Ricoh Co. Ltd.	8,725	88,930
Rinnai Corp.	450	39,783
Rohm Co. Ltd.	1,188	50,083
Ryohin Keikaku Co. Ltd.	294	62,233
Sankyo Co. Ltd.	607	22,620
Sanrio Co. Ltd.	603	11,804
Santen Pharmaceutical Co. Ltd.	4,592	69,144
SBI Holdings, Inc.	2,630	26,736
Secom Co. Ltd.	2,588	192,566
Sega Sammy Holdings, Inc.	2,297	25,067
Seibu Holdings, Inc.	1,476	31,257
Seiko Epson Corp.	3,449	55,768
Sekisui Chemical Co. Ltd.	5,134	63,287
Sekisui House Ltd.	7,437	125,642
Seven & I Holdings Co. Ltd.	9,290	395,941
Seven Bank Ltd.	7,342	31,344
Shikoku Electric Power Co., Inc.	2,200	29,526
Shimadzu Corp.	3,102	48,695
Shimamura Co. Ltd.	273	34,114
Shimano, Inc.	971	152,341
Shimizu Corp.	7,291	61,863
Shin-Etsu Chemical Co. Ltd.	5,061	262,154
Shinsei Bank Ltd.	22,042	28,818
Shionogi & Co. Ltd.	3,680	173,371
Shiseido Co. Ltd.	4,438	99,153
See notes to Schedule of Investments.

Shizuoka Bank Ltd. (The)	6,560	47,376
Showa Shell Sekiyu KK	2,323	20,867
SMC Corp.	664	154,373
SoftBank Group Corp.	11,843	565,211
Sohgo Security Services Co. Ltd.	754	40,907
Sompo Japan Nipponkoa Holdings, Inc.	4,096	116,139
Sony Corp.	15,563	400,443
Sony Financial Holdings, Inc.	2,145	27,434
Stanley Electric Co. Ltd.	1,753	39,680
Sumitomo Chemical Co. Ltd.	18,370	83,162
Sumitomo Corp.	13,877	138,048
Sumitomo Dainippon Pharma Co. Ltd.	1,962	22,615
Sumitomo Electric Industries Ltd.	9,299	113,224
Sumitomo Heavy Industries Ltd.	6,819	28,201
Sumitomo Metal Mining Co. Ltd.	6,095	60,579
Sumitomo Mitsui Financial Group, Inc.	15,691	476,166
Sumitomo Mitsui Trust Holdings, Inc.	40,910	119,926
Sumitomo Realty & Development Co. Ltd.	4,402	128,965
Sumitomo Rubber Industries Ltd.	2,108	32,604
Suntory Beverage & Food Ltd.	1,714	77,289
Suruga Bank Ltd.	2,227	39,178
Suzuken Co. Ltd.	955	32,489
Suzuki Motor Corp.	4,496	120,403
Sysmex Corp.	1,796	112,455
T&D Holdings, Inc.	7,142	66,665
Taiheiyo Cement Corp.	14,498	33,397
Taisei Corp.	12,997	86,003
Taisho Pharmaceutical Holdings Co. Ltd.	388	30,782
Taiyo Nippon Sanso Corp.	1,868	17,744
Takashimaya Co. Ltd.	3,506	29,343
Takeda Pharmaceutical Co. Ltd.	9,742	445,012
TDK Corp.	1,517	84,326
Teijin Ltd.	11,534	40,213
Terumo Corp.	3,745	134,398
THK Co. Ltd.	1,485	27,419
Tobu Railway Co. Ltd.	12,598	62,858
Toho Co. Ltd.	1,398	36,817
Toho Gas Co. Ltd.	5,005	35,567
Tohoku Electric Power Co., Inc.	5,580	72,061
Tokio Marine Holdings, Inc.	8,406	284,100
Tokyo Electric Power Co., Inc.*	17,832	98,172
Tokyo Electron Ltd.	2,115	137,997
Tokyo Gas Co. Ltd.	28,074	131,013
Tokyo Tatemono Co. Ltd.	2,541	31,685
Tokyu Corp.	13,868	116,312
Tokyu Fudosan Holdings Corp.	6,321	42,951
TonenGeneral Sekiyu KK	3,484	31,545
See notes to Schedule of Investments.

Toppan Printing Co. Ltd.	6,467	54,297
Toray Industries, Inc.	18,104	154,448
Toshiba Corp.*	49,636	96,681
TOTO Ltd.	1,745	54,475
Toyo Seikan Group Holdings Ltd.	2,013	37,741
Toyo Suisan Kaisha Ltd.	1,093	39,274
Toyoda Gosei Co. Ltd.	801	15,474
Toyota Industries Corp.	2,008	90,368
Toyota Motor Corp.	33,390	1,767,575
Toyota Tsusho Corp.	2,619	59,235
Trend Micro, Inc.	1,297	47,526
Unicharm Corp.	4,592	100,021
United Urban Investment Corp. REIT	33	53,388
USS Co. Ltd.	2,703	43,225
West Japan Railway Co.	2,030	125,463
Yahoo Japan Corp.	17,555	74,788
Yakult Honsha Co. Ltd.	1,084	48,061
Yamada Denki Co. Ltd.	8,341	39,466
Yamaguchi Financial Group, Inc.	2,444	22,237
Yamaha Corp.	2,067	62,322
Yamaha Motor Co. Ltd.	3,235	53,862
Yamato Holdings Co. Ltd.	4,193	83,797
Yamazaki Baking Co. Ltd.	1,358	28,637
Yaskawa Electric Corp.	2,959	34,186
Yokogawa Electric Corp.	2,815	29,118
Yokohama Rubber Co. Ltd. (The)	1,254	20,644
		32,991,280

Luxembourg - 0.2%
ArcelorMittal	20,944	94,812
Millicom International Cellular SA (SDR)	815	44,657
SES SA (FDR)	4,024	117,936
Tenaris SA	5,822	72,603
		330,008

Netherlands - 4.9%
Aegon NV	22,501	123,873
AerCap Holdings NV*	2,191	84,923
Airbus Group NV	7,287	484,235
Akzo Nobel NV	3,053	208,267
Altice NV:
Class A *	4,556	81,253
Class B *	1,346	24,273
ASML Holding NV	4,274	434,565
Boskalis Westminster NV	1,084	42,646
CNH Industrial NV	11,697	79,594
Fiat Chrysler Automobiles NV	11,090	89,672
See notes to Schedule of Investments.

Gemalto NV	987	73,029
Heineken Holding NV	1,242	97,003
Heineken NV	2,840	257,615
ING Groep NV (CVA)	47,711	577,588
Koninklijke Ahold NV, Amsterdam Stock Exchange	10,287	231,612
Koninklijke DSM NV	2,236	123,084
Koninklijke KPN NV	39,488	165,628
Koninklijke Philips NV	11,744	334,834
Koninklijke Vopak NV	866	43,163
NN Group NV	2,945	96,442
NXP Semiconductors NV*	3,341	270,855
OCI NV*	1,039	20,364
QIAGEN NV*	2,726	60,786
Randstad Holding NV	1,579	87,592
Royal Dutch Shell plc:
Class A	48,602	1,176,943
Class B	48,676	1,189,934
STMicroelectronics NV	7,858	43,654
TNT Express NV	6,091	54,703
Unilever NV (CVA)	20,085	900,884
Wolters Kluwer NV	3,722	148,697
		7,607,711

New Zealand - 0.2%
Auckland International Airport Ltd.	11,745	52,286
Contact Energy Ltd.	8,967	31,042
Fletcher Building Ltd.	8,515	46,514
Meridian Energy Ltd.	15,800	28,661
Mighty River Power Ltd.	8,630	17,447
Ryman Healthcare Ltd.	4,623	26,726
Spark New Zealand Ltd.	22,558	57,006
		259,682

Norway - 0.5%
DNB ASA	12,049	142,848
Gjensidige Forsikring ASA	2,465	42,141
Norsk Hydro ASA	16,581	68,446
Orkla ASA	10,050	91,264
Schibsted ASA:
Class A	932	27,316
Class B *	1,098	30,478
Statoil ASA	13,760	217,232
Telenor ASA	9,256	150,164
Yara International ASA	2,204	83,156
		853,045
See notes to Schedule of Investments.

Portugal - 0.2%
Banco Comercial Portugues SA*	509,560	20,717
Banco Espirito Santo SA*	34,023	—
EDP - Energias de Portugal SA	28,553	101,650
Galp Energia SGPS SA	5,705	71,793
Jeronimo Martins SGPS SA	3,103	50,817
		244,977

Singapore - 1.3%
Ascendas Real Estate Investment Trust REIT	26,200	46,506
CapitaLand Commercial Trust REIT	25,486	27,825
CapitaLand Ltd.	31,621	72,098
CapitaLand Mall Trust REIT	30,563	47,441
City Developments Ltd.	5,045	30,612
ComfortDelGro Corp. Ltd.	26,509	57,489
DBS Group Holdings Ltd.	21,704	247,917
Global Logistic Properties Ltd.	38,824	55,506
Golden Agri-Resources Ltd.	87,056	26,509
Hutchison Port Holdings Trust	69,814	34,907
Jardine Cycle & Carriage Ltd.	1,461	43,436
Keppel Corp. Ltd.	17,931	77,639
Oversea-Chinese Banking Corp. Ltd.	38,113	250,227
SembCorp Industries Ltd.	12,122	27,189
SembCorp Marine Ltd.	10,306	12,629
Singapore Airlines Ltd.	6,657	56,462
Singapore Exchange Ltd.	9,909	58,507
Singapore Press Holdings Ltd.	19,735	58,628
Singapore Technologies Engineering Ltd.	19,249	46,176
Singapore Telecommunications Ltd.	98,291	278,860
StarHub Ltd.	7,464	18,571
Suntec Real Estate Investment Trust REIT	29,482	36,676
United Overseas Bank Ltd.	15,925	223,183
UOL Group Ltd.	5,890	26,247
Wilmar International Ltd.	23,685	59,105
Yangzijiang Shipbuilding Holdings Ltd.	23,655	17,217
		1,937,562

Spain - 3.0%
Abertis Infraestructuras SA	6,396	105,255
ACS Actividades de Construccion y Servicios SA	2,369	70,659
Aena SA*(b)	832	107,496
Amadeus IT Holding SA Class A	5,410	232,215
Banco Bilbao Vizcaya Argentaria SA	78,500	522,273
Banco de Sabadell SA	62,413	112,447
Banco Popular Espanol SA	21,346	55,598
Banco Santander SA	177,975	785,209
Bankia SA	56,802	53,692
See notes to Schedule of Investments.

Bankinter SA	8,312	58,785
CaixaBank SA	32,314	95,572
Distribuidora Internacional de Alimentacion SA	7,291	37,913
Enagas SA	2,649	79,689
Endesa SA	3,916	75,236
Ferrovial SA	5,868	126,204
Gas Natural SDG SA	4,318	87,385
Grifols SA	3,677	81,950
Iberdrola SA	67,741	452,157
Industria de Diseno Textil SA	13,449	452,829
International Consolidated Airlines Group SA	9,989	79,745
Mapfre SA	13,289	28,740
Red Electrica Corp. SA	1,334	115,917
Repsol SA	13,538	152,944
Telefonica SA	55,566	623,448
Zardoya Otis SA	2,231	25,992
		4,619,350

Sweden - 2.8%
Alfa Laval AB	3,620	59,412
Assa Abloy AB Class B	12,358	244,485
Atlas Copco AB:
Class A	8,279	208,875
Class B	4,811	113,715
Boliden AB	3,372	54,093
Electrolux AB, Series B	2,966	78,237
Getinge AB Class B	2,467	57,001
Hennes & Mauritz AB Class B	11,706	391,325
Hexagon AB Class B	3,184	124,251
Husqvarna AB Class B	5,133	37,621
ICA Gruppen AB	992	32,905
Industrivarden AB, Class C	2,024	34,593
Investment AB Kinnevik Class B	2,902	82,534
Investor AB Class B	5,616	199,322
Lundin Petroleum AB*	2,684	45,575
Nordea Bank AB	37,451	360,744
Sandvik AB	13,146	136,368
Securitas AB Class B	3,860	64,114
Skandinaviska Enskilda Banken AB Class A	18,729	179,365
Skanska AB Class B	4,685	107,208
SKF AB Class B	4,908	88,854
Svenska Cellulosa AB SCA Class B	7,469	234,004
Svenska Handelsbanken AB Class A	18,463	235,529
Swedbank AB Class A	11,165	241,151
Swedish Match AB	2,422	82,432
Tele2 AB Class B	3,934	36,582
Telefonaktiebolaget LM Ericsson Class B	37,523	376,729
See notes to Schedule of Investments.

TeliaSonera AB	32,033	166,818
Volvo AB Class B	19,010	209,171
		4,283,013

Switzerland - 9.0%
ABB Ltd.*	27,113	530,235
Actelion Ltd.*	1,266	189,850
Adecco SA	2,043	133,571
Aryzta AG*	1,075	44,683
Baloise Holding AG	616	78,555
Barry Callebaut AG*	27	29,444
Chocoladefabriken Lindt & Sprungli AG:
Participation Certificate	12	74,636
Registered Shares	1	75,127
Cie Financiere Richemont SA	6,436	426,828
Coca-Cola HBC AG*	2,459	52,333
Credit Suisse Group AG*	22,143	314,496
Dufry AG*	498	61,480
EMS-Chemie Holding AG	100	52,022
Galenica AG	48	72,432
Geberit AG	466	174,729
Givaudan SA	113	222,403
Glencore plc	150,862	341,246
Julius Baer Group Ltd.*	2,759	118,911
Kuehne + Nagel International AG	665	94,866
LafargeHolcim Ltd.*	5,612	264,890
Lonza Group AG*	652	110,702
Nestle SA	39,312	2,947,631
Novartis AG	28,055	2,040,630
Pargesa Holding SA	380	24,289
Partners Group Holding AG	197	79,458
Roche Holding AG	8,662	2,139,625
Schindler Holding AG:
Participation Certificate	545	100,838
Registered Shares	251	46,127
SGS SA	67	142,076
Sika AG	26	103,267
Sonova Holding AG	657	84,195
Sulzer AG	168	16,743
Swatch Group AG (The):
Bearer Shares	380	132,093
Registered Shares	611	41,286
Swiss Life Holding AG*	395	105,402
Swiss Prime Site AG*	815	72,123
Swiss Re AG	4,342	402,822
Swisscom AG	319	173,939
Syngenta AG	1,145	477,955
See notes to Schedule of Investments.

UBS Group AG	45,088	728,842
Wolseley plc	3,146	178,198
Zurich Insurance Group AG*	1,854	432,036
		13,933,014

United Kingdom - 16.1%
3i Group plc	11,992	78,704
Aberdeen Asset Management plc	11,374	45,371
Admiral Group plc	2,603	74,226
Aggreko plc	3,158	48,909
Anglo American plc	17,284	137,221
Antofagasta plc	4,862	32,818
ARM Holdings plc	17,325	252,621
Ashtead Group plc	6,206	77,105
Associated British Foods plc	4,392	211,513
AstraZeneca plc	15,583	874,486
Auto Trader Group plc(b)	11,725	65,756
Aviva plc	49,885	327,182
Babcock International Group plc	3,108	42,436
BAE Systems plc	39,026	285,648
Barclays plc	207,110	446,736
Barratt Developments plc	12,357	99,597
Berkeley Group Holdings plc	1,600	74,040
BHP Billiton plc	26,041	293,135
BP plc	225,841	1,137,145
British American Tobacco plc	22,985	1,351,845
British Land Co. plc (The) REIT	12,045	121,332
BT Group plc	104,405	661,342
Bunzl plc	4,132	120,203
Burberry Group plc	5,486	107,683
Capita plc	8,194	122,779
Carnival plc	2,330	125,712
Centrica plc	62,507	204,668
Cobham plc	14,038	43,825
Compass Group plc	20,277	358,064
Croda International plc	1,676	73,243
Diageo plc	31,014	839,114
Direct Line Insurance Group plc	16,953	90,249
Dixons Carphone plc	12,067	73,973
easyJet plc	1,959	42,791
Fresnillo plc	2,725	37,324
G4S plc	19,130	52,432
GKN plc	21,131	87,756
GlaxoSmithKline plc	60,009	1,218,457
Hammerson plc REIT	9,671	80,451
Hargreaves Lansdown plc	3,216	62,155
HSBC Holdings plc	241,481	1,506,717
See notes to Schedule of Investments.

ICAP plc	6,827	46,612
IMI plc	3,352	45,912
Imperial Brands plc	11,820	656,601
Inmarsat plc	5,543	78,473
InterContinental Hotels Group plc	2,911	120,181
Intertek Group plc	1,989	90,582
Intu Properties plc REIT	11,605	52,233
Investec plc	6,851	50,490
ITV plc	47,227	163,805
J Sainsbury plc	16,603	65,967
Johnson Matthey plc	2,386	94,149
Kingfisher plc	28,295	153,273
Land Securities Group plc REIT	9,748	154,334
Legal & General Group plc	73,345	248,066
Lloyds Banking Group plc	704,022	688,624
London Stock Exchange Group plc	3,865	156,732
Marks & Spencer Group plc	20,148	117,688
Mediclinic International plc	4,545	58,560
Meggitt plc	9,557	55,879
Merlin Entertainments plc(b)	8,749	58,313
Mondi plc	4,528	86,991
National Grid plc	46,159	655,271
Next plc	1,790	138,997
Old Mutual plc	60,768	168,739
Pearson plc	10,123	127,373
Persimmon plc	3,779	113,303
Petrofac Ltd.	3,198	42,354
Provident Financial plc	1,812	77,258
Prudential plc	31,707	593,187
Randgold Resources Ltd.	1,150	105,341
Reckitt Benckiser Group plc	7,856	760,284
RELX NV	12,266	214,356
RELX plc	13,710	255,112
Rexam plc	8,696	79,281
Rio Tinto plc	15,299	430,209
Rolls-Royce Holdings plc*	22,670	222,328
Royal Bank of Scotland Group plc*	42,821	137,131
Royal Mail plc	11,096	76,701
RSA Insurance Group plc	12,540	85,781
SABMiller plc	11,980	733,192
Sage Group plc (The)	13,302	120,317
Schroders plc	1,532	59,107
Segro plc REIT	9,219	54,393
Severn Trent plc	2,911	90,962
Sky plc	12,730	187,451
Smith & Nephew plc	11,048	182,383
Smiths Group plc	4,871	75,368
See notes to Schedule of Investments.

Sports Direct International plc*	3,320	18,051
SSE plc	12,403	266,106
St James's Place plc	6,468	85,430
Standard Chartered plc	40,373	274,346
Standard Life plc	24,288	124,372
Tate & Lyle plc	5,750	47,792
Taylor Wimpey plc	40,114	109,773
Tesco plc*	100,378	276,851
Travis Perkins plc	3,068	80,603
Unilever plc	15,824	717,349
United Utilities Group plc	8,407	111,584
Vodafone Group plc	327,412	1,041,451
Weir Group plc (The)	2,638	42,031
Whitbread plc	2,249	128,069
William Hill plc	10,901	51,259
WM Morrison Supermarkets plc	27,352	78,153
Worldpay Group plc*(b)	13,562	53,650
WPP plc	15,963	373,475
		24,896,753

Total Common Stocks (Cost $137,357,003)		146,328,223

PREFERRED STOCKS - 0.5%

Germany - 0.5%
Bayerische Motoren Werke AG	671	53,690
Fuchs Petrolub SE	856	38,278
Henkel AG & Co. KGaA	2,196	242,339
Porsche Automobil Holding SE	1,888	97,380
Volkswagen AG	2,288	291,446
		723,133

Italy - 0.0%
Intesa Sanpaolo SpA	11,497	29,932

Total Preferred Stocks (Cost $698,441)		753,065

EXCHANGE-TRADED PRODUCTS - 3.4%
iShares MSCI EAFE ETF	91,925	5,251,675

Total Exchange-Traded Products (Cost $5,012,618)		5,251,675

See notes to Schedule of Investments.

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 0.4%
State Street Bank Time Deposit, 0.278%, 4/1/16	601,542	601,542

Total Time Deposit (Cost $601,542)		601,542

TOTAL INVESTMENTS (Cost $143,669,604) - 99.2%		152,934,505
Other assets and liabilities, net - 0.8%		1,182,450
NET ASSETS - 100.0%		$154,116,955

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) This security was valued under the direction of the Board of Directors. See Note A.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Abbreviations:
ADR:	American Depositary Receipts
CVA:	Certificaten Van Aandelen
ETF:	Exchange-Traded Fund
FDR:	Fiduciary Depositary Receipts
Ltd.:	Limited
plc:	Public Limited Company
REIT:	Real Estate Investment Trust
SDR:	Swedish Depositary Receipts
See notes to Schedule of Investments.

CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2016 (Unaudited)

	SHARES	VALUE ($)
EXCHANGE-TRADED PRODUCTS - 94.5%
Consumer Staples Select Sector SPDR Fund	9,300	493,365
Financial Select Sector SPDR Fund	22,400	504,224
iShares Core S&P Mid-Cap ETF	27,300	3,936,387
iShares Core U.S. Aggregate Bond ETF	199,200	22,079,328
iShares North American Natural Resources ETF	16,000	475,680
iShares Russell 2000 ETF	26,100	2,887,182
iShares S&P 500 Growth ETF	50,200	5,817,678
iShares S&P 500 Value ETF	63,800	5,738,172
iShares S&P Mid-Cap 400 Growth ETF	6,000	975,660
iShares S&P Mid-Cap 400 Value ETF	8,100	1,004,724
SPDR Barclays High Yield Bond ETF	26,200	897,350
Technology Select Sector SPDR Fund	11,500	510,140
Vanguard FTSE Developed Markets ETF	240,600	8,627,916
Vanguard FTSE Emerging Markets ETF	28,500	985,530
Vanguard REIT ETF	23,300	1,952,540
Vanguard S&P 500 ETF	66,400	12,520,384
Vanguard Total Bond Market ETF	265,500	21,980,745

Total Exchange-Traded Products (Cost $91,271,641)		91,387,005

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 5.2%
State Street Bank Time Deposit, 0.278%, 4/1/16	5,060,863	5,060,863

Total Time Deposit (Cost $5,060,863)		5,060,863

TOTAL INVESTMENTS (Cost $96,332,504) - 99.7%		96,447,868
Other assets and liabilities, net - 0.3%		261,315
NET ASSETS - 100.0%		$96,709,183

See notes to Schedule of Investments.

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-Mini S&P 500 Index	30	6/16	$3,077,250	$83,045
E-Mini S&P MidCap 400 Index	6	6/16	864,720	26,186
MSCI EAFE Mini Index	17	6/16	1,381,675	8,881
Russell 2000 Mini Index	8	6/16	887,680	25,964
Total Long				$144,076

NOTES TO SCHEDULE OF INVESTMENTS

Abbreviations:
ETF:	Exchange-Traded Fund
FTSE:	Financial Times Stock Exchange
REIT:	Real Estate Investment Trust
SPDR:	Standard & Poor's Depository Receipt
See notes to Schedule of Investments.

CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2016 (Unaudited)

	SHARES	VALUE ($)
EXCHANGE-TRADED PRODUCTS - 93.3%
Consumer Staples Select Sector SPDR Fund	6,300	334,215
Financial Select Sector SPDR Fund	13,600	306,136
iShares Core S&P Mid-Cap ETF	28,000	4,037,320
iShares Core U.S. Aggregate Bond ETF	119,000	13,189,960
iShares North American Natural Resources ETF	10,600	315,138
iShares Russell 2000 ETF	24,100	2,665,942
iShares S&P 500 Growth ETF	45,400	5,261,406
iShares S&P 500 Value ETF	58,800	5,288,472
iShares S&P Mid-Cap 400 Growth ETF	4,000	650,440
iShares S&P Mid-Cap 400 Value ETF	5,500	682,220
SPDR Barclays High Yield Bond ETF	10,800	369,900
Technology Select Sector SPDR Fund	7,300	323,828
Vanguard FTSE Developed Markets ETF	219,100	7,856,926
Vanguard FTSE Emerging Markets ETF	19,100	660,478
Vanguard REIT ETF	24,400	2,044,720
Vanguard S&P 500 ETF	59,600	11,238,176
Vanguard Total Bond Market ETF	86,700	7,177,893

Total Exchange-Traded Products (Cost $62,678,582)		62,403,170

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 6.3%
State Street Bank Time Deposit, 0.278%, 4/1/16	4,202,760	4,202,760

Total Time Deposit (Cost $4,202,760)		4,202,760

TOTAL INVESTMENTS (Cost $66,881,342) - 99.6%		66,605,930
Other assets and liabilities, net - 0.4%		283,740
NET ASSETS - 100.0%		$66,889,670

See notes to Schedule of Investments.

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-Mini S&P 500 Index	9	6/16	$923,175	$6,206
E-Mini S&P MidCap 400 Index	2	6/16	288,240	2,468
MSCI EAFE Mini Index	4	6/16	325,100	(308)
Russell 2000 Mini Index	3	6/16	332,880	3,658
Total Long				$12,024

NOTES TO SCHEDULE OF INVESTMENTS

Abbreviations:
ETF:	Exchange-Traded Fund
FTSE:	Financial Times Stock Exchange
REIT:	Real Estate Investment Trust
SPDR:	Standard & Poor's Depository Receipt
See notes to Schedule of Investments.

CALVERT VP VOLATILITY MANAGED GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2016 (Unaudited)

	SHARES	VALUE ($)
EXCHANGE-TRADED PRODUCTS - 93.2%
Consumer Staples Select Sector SPDR Fund	10,300	546,415
Financial Select Sector SPDR Fund	24,600	553,746
iShares Core S&P Mid-Cap ETF	65,000	9,372,350
iShares Core U.S. Aggregate Bond ETF	165,600	18,355,104
iShares North American Natural Resources ETF	18,500	550,005
iShares Russell 2000 ETF	52,900	5,851,798
iShares S&P 500 Growth ETF	100,200	11,612,178
iShares S&P 500 Value ETF	128,500	11,557,290
iShares S&P Mid-Cap 400 Growth ETF	7,100	1,154,531
iShares S&P Mid-Cap 400 Value ETF	9,500	1,178,380
SPDR Barclays High Yield Bond ETF	19,300	661,025
Technology Select Sector SPDR Fund	13,400	594,424
Vanguard FTSE Developed Markets ETF	477,700	17,130,322
Vanguard FTSE Emerging Markets ETF	33,500	1,158,430
Vanguard REIT ETF	56,200	4,709,560
Vanguard S&P 500 ETF	128,600	24,248,816

Total Exchange-Traded Products (Cost $109,006,976)		109,234,374

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 6.2%
State Street Bank Time Deposit, 0.278%, 4/1/16	7,264,882	7,264,882

Total Time Deposit (Cost $7,264,882)		7,264,882

TOTAL INVESTMENTS (Cost $116,271,858) - 99.4%		116,499,256
Other assets and liabilities, net - 0.6%		694,860
NET ASSETS - 100.0%		$117,194,116

See notes to Schedule of Investments.

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Short:
E-Mini S&P 500 Index	(55)	6/16	($5,641,625)	($197,766)
E-Mini S&P MidCap 400 Index	(11)	6/16	(1,585,320)	(66,338)
MSCI EAFE Mini Index	(31)	6/16	(2,519,525)	(51,640)
Russell 2000 Mini Index	(15)	6/16	(1,664,400)	(61,962)
Total Short				($377,706)

NOTES TO SCHEDULE OF INVESTMENTS

Abbreviations:
ETF:	Exchange-Traded Fund
FTSE:	Financial Times Stock Exchange
REIT:	Real Estate Investment Trust
SPDR:	Standard & Poor's Depository Receipt
See notes to Schedule of Investments.

CALVERT VP NATURAL RESOURCES PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2016 (Unaudited)

	SHARES	VALUE ($)
EXCHANGE-TRADED PRODUCTS - 98.6%
Energy Select Sector SPDR Fund	105,600	6,538,752
iPath Bloomberg Commodity Index Total Return ETN *	463,400	9,963,100
iPath Bloomberg Grains Subindex Total Return ETN *	45,100	1,366,530
iShares North American Natural Resources ETF	391,800	11,648,214
iShares U.S. Oil & Gas Exploration & Production ETF	64,700	3,363,106
Market Vectors Gold Miners ETF	59,000	1,178,820
Market Vectors Oil Service ETF	86,900	2,312,409
PowerShares DB Base Metals Fund *	80,600	1,001,052
PowerShares DB Precious Metals Fund *	13,200	491,172
SPDR S&P Metals & Mining ETF	79,900	1,637,151
Vanguard Energy ETF	86,800	7,449,176
Wisdomtree Continuous Commodity Fund *	157,300	2,941,510

Total Exchange-Traded Products (Cost $68,393,586)		49,890,992

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 1.1%
State Street Bank Time Deposit, 0.278%, 4/1/16	534,206	534,206

Total Time Deposit (Cost $534,206)		534,206

TOTAL INVESTMENTS (Cost $68,927,792) - 99.7%		50,425,198
Other assets and liabilities, net - 0.3%		166,768
NET ASSETS - 100.0%		$50,591,966

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.

Abbreviations:
ETF:	Exchange-Traded Fund
ETN:	Exchange-Traded Note
SPDR:	Standard & Poor's Depository Receipt
See notes to Schedule of Investments.

CALVERT VP NASDAQ 100 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2016 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 94.4%

Airlines - 0.5%
American Airlines Group, Inc.	10,259	420,722

Automobiles - 0.6%
Tesla Motors, Inc. *	2,247	516,293

Beverages - 0.5%
Monster Beverage Corp. *	3,452	460,428

Biotechnology - 8.9%
Alexion Pharmaceuticals, Inc. *	3,833	533,630
Amgen, Inc.	12,795	1,918,354
Biogen, Inc. *	3,720	968,391
BioMarin Pharmaceutical, Inc. *	2,713	223,768
Celgene Corp. *	13,298	1,330,997
Gilead Sciences, Inc.	23,254	2,136,113
Incyte Corp. *	3,130	226,831
Regeneron Pharmaceuticals, Inc. *	1,750	630,770
Vertex Pharmaceuticals, Inc. *	4,192	333,222
		8,302,076

Commercial Services & Supplies - 0.2%
Stericycle, Inc. *	1,446	182,471

Communications Equipment - 2.6%
Cisco Systems, Inc.	85,611	2,437,345

Diversified Telecommunication Services - 0.2%
SBA Communications Corp., Class A *	2,152	215,566

Food & Staples Retailing - 3.1%
Costco Wholesale Corp.	7,482	1,179,014
Walgreens Boots Alliance, Inc.	18,353	1,546,057
Whole Foods Market, Inc.	5,523	171,820
		2,896,891
See notes to Schedule of Investments.

Food Products - 2.9%
Kraft Heinz Co. (The)	20,644	1,621,793
Mondelez International, Inc., Class A	26,712	1,071,685
		2,693,478

Health Care Equipment & Supplies - 0.4%
Intuitive Surgical, Inc. *	629	378,060

Health Care Providers & Services - 1.1%
Express Scripts Holding Co. *	11,379	781,623
Henry Schein, Inc. *	1,377	237,712
		1,019,335

Health Care Technology - 0.3%
Cerner Corp. *	5,721	302,984

Hotels, Restaurants & Leisure - 2.2%
Marriott International, Inc., Class A	4,326	307,924
Norwegian Cruise Line Holdings Ltd. *	3,861	213,475
Starbucks Corp.	25,147	1,501,276
		2,022,675

Internet & Catalog Retail - 8.5%
Amazon.com, Inc. *	8,010	4,755,056
Ctrip.com International Ltd. (ADR) *	5,804	256,885
Expedia, Inc.	2,321	250,250
JD.com, Inc. (ADR) *	14,841	393,287
Liberty Interactive Corp. QVC Group, Class A *	7,868	198,667
Liberty Ventures, Series A *	2,262	88,490
Netflix, Inc. *	7,283	744,541
Priceline Group, Inc. (The) *	841	1,084,015
TripAdvisor, Inc. *	2,211	147,032
		7,918,223

Internet Software & Services - 16.1%
Akamai Technologies, Inc. *	3,007	167,099
Alphabet, Inc., Class A *	4,978	3,797,716
Alphabet, Inc., Class C *	5,879	4,379,561
Baidu, Inc. (ADR) *	4,611	880,148
eBay, Inc. *	20,202	482,020
Facebook, Inc., Class A *	39,044	4,454,920
NetEase, Inc. (ADR)	1,280	183,782
Yahoo!, Inc. *	16,108	592,936
		14,938,182
See notes to Schedule of Investments.

IT Services - 3.1%
Automatic Data Processing, Inc.	7,744	694,714
Cognizant Technology Solutions Corp., Class A *	10,363	649,760
Fiserv, Inc. *	3,845	394,420
Paychex, Inc.	6,141	331,675
PayPal Holdings, Inc. *	20,801	802,919
		2,873,488

Leisure Products - 0.2%
Mattel, Inc.	5,784	194,458

Life Sciences - Tools & Services - 0.4%
Illumina, Inc. *	2,491	403,816

Machinery - 0.4%
PACCAR, Inc.	5,947	325,241

Media - 6.0%
Charter Communications, Inc., Class A *	1,913	387,249
Comcast Corp., Class A	41,392	2,528,223
Discovery Communications, Inc.:
Class A *	2,448	70,086
Class C *	4,307	116,289
DISH Network Corp., Class A *	3,783	175,002
Liberty Global plc, Class A *	4,253	163,741
Liberty Global plc, Class C *	9,934	373,121
Liberty Media Corp., Class A *	1,744	67,371
Liberty Media Corp., Class C *	3,703	141,047
Sirius XM Holdings, Inc. *	86,698	342,457
Twenty-First Century Fox, Inc.:
Class A	19,045	530,975
Class B	13,585	383,097
Viacom, Inc., Class B	5,841	241,116
		5,519,774

Multiline Retail - 0.4%
Dollar Tree, Inc. *	3,951	325,800

Pharmaceuticals - 0.5%
Endo International plc *	3,810	107,251
Mylan NV *	8,274	383,500
		490,751

Professional Services - 0.2%
Verisk Analytics, Inc., Class A *	2,851	227,852
See notes to Schedule of Investments.

Road & Rail - 0.5%
CSX Corp.	16,400	422,300

Semiconductors & Semiconductor Equipment - 9.0%
Analog Devices, Inc.	5,274	312,168
Applied Materials, Inc.	19,237	407,440
Broadcom Ltd.	4,704	726,768
Intel Corp.	80,369	2,599,937
Lam Research Corp.	2,703	223,268
Linear Technology Corp.	4,072	181,448
Maxim Integrated Products, Inc.	4,782	175,882
Micron Technology, Inc. *	17,650	184,796
NVIDIA Corp.	9,052	322,523
NXP Semiconductors NV *	5,887	477,259
QUALCOMM, Inc.	25,432	1,300,592
Skyworks Solutions, Inc.	3,216	250,526
Texas Instruments, Inc.	17,102	981,997
Xilinx, Inc.	4,296	203,759
		8,348,363

Software - 11.4%
Activision Blizzard, Inc.	12,504	423,135
Adobe Systems, Inc. *	8,478	795,237
Autodesk, Inc. *	3,788	220,878
CA, Inc.	7,090	218,301
Check Point Software Technologies Ltd. *	3,077	269,145
Citrix Systems, Inc. *	2,627	206,430
Electronic Arts, Inc. *	5,262	347,871
Intuit, Inc.	4,369	454,420
Microsoft Corp.	134,465	7,426,502
Symantec Corp.	11,214	206,113
		10,568,032

Specialty Retail - 1.5%
Bed Bath & Beyond, Inc. *	2,830	140,481
O'Reilly Automotive, Inc. *	1,648	450,992
Ross Stores, Inc.	6,852	396,731
Tractor Supply Co.	2,238	202,449
Ulta Salon, Cosmetics & Fragrance, Inc. *	1,076	208,464
		1,399,117

Technology Hardware, Storage & Peripherals - 11.6%
Apple, Inc.	94,264	10,273,833
NetApp, Inc.	4,973	135,713
Seagate Technology plc	5,007	172,491
Western Digital Corp.	3,899	184,189
		10,766,226
See notes to Schedule of Investments.

Trading Companies & Distributors - 0.3%
Fastenal Co.	4,856	237,944

Wireless Telecommunication Services - 0.8%
T-Mobile US, Inc. *	13,924	533,289
Vodafone Group plc (ADR)	6,609	211,819
		745,108

Total Common Stocks (Cost $46,725,768)		87,552,999

EXCHANGE-TRADED PRODUCTS - 2.3%
Powershares QQQ Trust, Series 1	19,500	2,129,400

Total Exchange-Traded Products (Cost $2,036,475)		2,129,400

	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 0.3%
United States Treasury Bills, 0.42%, 10/13/16 ^	300,000	299,546

Total U.S. Treasury Obligations (Cost $299,318)		299,546

TIME DEPOSIT - 3.1%
State Street Bank Time Deposit, 0.278%, 4/1/16	2,886,315	2,886,315

Total Time Deposit (Cost $2,886,315)		2,886,315

TOTAL INVESTMENTS (Cost $51,947,876) - 100.1%		92,868,260
Other assets and liabilities, net - (0.1)%		(96,766)
NET ASSETS - 100.0%		$92,771,494

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-Mini NASDAQ 100 Index^	35	6/16	$3,133,375	$87,063

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
^ Futures collateralized by $300,000 par value of U.S. Treasury Bills.

Abbreviations:
ADR:	American Depositary Receipts
Ltd.:	Limited
plc:	Public Limited Company
See notes to Schedule of Investments.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert Variable Products, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is comprised of eleven separate portfolios. Calvert VP SRI Large Cap Value (known as Calvert VP SRI Large Cap Core, effective May 1, 2016), Calvert VP S&P 500 Index, Calvert VP Investment Grade Bond Index, Calvert VP S&P MidCap 400 Index, Calvert VP Russell 2000 Small Cap Index, Calvert VP EAFE International Index, Calvert VP Volatility Managed Moderate, Calvert VP Volatility Managed Moderate Growth, and Calvert VP Volatility Managed Growth Portfolios are registered as diversified portfolios. Calvert VP Natural Resources and Calvert VP Nasdaq 100 Index Portfolios are registered as non-diversified portfolios. The operations of each series of the Fund are accounted for separately. Shares of the Fund are sold without sales charge to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts. The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946).
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Fund to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.
Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. U.S. generally accepted accounting principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Fund’s investments by major category are as follows:
Common stock securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or the last available price and are categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account and are categorized as Level 2 in the hierarchy. The Fund has retained a third party fair value pricing service to quantitatively analyze the price movement of its holdings on foreign exchanges and to automatically fair value if the variation from the prior day’s closing price exceeds specified parameters. Such securities would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing this technique may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.
Exchange-traded products are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, sovereign government bonds, municipal securities, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy. For asset-backed securities, collateralized mortgage-backed obligations, commercial mortgage-backed securities, and U.S. government agency mortgage-backed securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.
The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the Fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
At March 31, 2016, the following securities were fair valued in good faith under the direction of the Board:

	TOTAL FAIR VALUE INVESTMENTS	% OF NET ASSETS
VP S&P 500 Index	$774	0%
VP Investment Grade Bond Index	$2,177	0%
VP S&P MidCap 400 Index	$0	0%
VP Russell 2000 Small Cap Index	$25,666	0%
VP EAFE International Index	$50,089	0%

The following table summarizes the market value of the Portfolio's holdings as of March 31, 2016, based on the inputs used to value them:

Calvert VP SRI Large Cap Value	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks**	$75,971,067	$—	$—	$75,971,067
Time Deposit	—	1,163,509	—	1,163,509
TOTAL	$75,971,067	$1,163,509	$—	$77,134,576

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by industry, please refer to the Schedule of Investments.

There were no transfers between levels during the quarter ended March 31, 2016.

Calvert VP S&P 500 Index	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks**	$339,045,611	$774	$—	$339,046,385
Exchange-Traded Products	1,850,040	—	—	1,850,040
U.S. Treasury Obligations	—	1,497,729	—	1,497,729
Time Deposit	—	5,685,267	—	5,685,267
TOTAL	$340,895,651	$7,183,770	$—	$348,079,421
Futures Contracts***	$149,973	$—	$—	$149,973

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by industry, please refer to the Schedule of Investments.
*** The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Schedule of Investments.
There were no transfers between levels during the quarter ended March 31, 2016.

Calvert VP Investment Grade Bond Index	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Asset-Backed Securities	$—	$1,067,953	$—	$1,067,953
Commercial Mortgage-Backed Securities	—	2,807,711	—	2,807,711
Corporate Bonds	—	50,114,709	—	50,114,709
Municipal Obligations	—	1,026,200	—	1,026,200
Sovereign Government Bonds	—	1,040,947	—	1,040,947
U.S. Government Agencies and Instrumentalities	—	15,265,484	—	15,265,484
U.S. Government Agency Mortgage-Backed Securities	—	51,033,687	—	51,033,687
U.S. Treasury Obligations	—	65,139,825	—	65,139,825
Floating Rate Loans	—	—	2,177	2,177
Time Deposit	—	499,674	—	499,674
TOTAL	$—	$187,996,190	$2,177^	$187,998,367

* For a complete listing of investments, please refer to the Schedule of Investments.
^ Level 3 securities represent 0.0% of net assets.
There were no transfers between levels during the quarter ended March 31, 2016.

Calvert VP S&P MidCap 400 Index	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks**	$223,527,301	$—	$0	$223,527,301
Exchange-Traded Products	3,625,536	—	—	3,625,536
U.S. Treasury Obligations	—	998,486	—	998,486
Time Deposit	—	10,889,369	—	10,889,369
TOTAL	$227,152,837	$11,887,855	$0^	$239,040,692
Futures Contracts***	$330,350	$—	$—	$330,350

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by industry, please refer to the Schedule of Investments.
*** The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Schedule of Investments.
^ Level 3 securities are valued at $0 and represent 0.0% of net assets.
There were no transfers between levels during the quarter ended March 31, 2016.

Calvert VP Russell 2000 Small Cap Index	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks**	$127,211,342	$33,234	$0	$127,244,576
Exchange-Traded Products	1,106,200	—	—	1,106,200
U.S. Treasury Obligations	—	998,486	—	998,486
Rights	—	301	—	301
Warrants	—	0	—	0
Time Deposit	—	4,940,814	—	4,940,814
TOTAL	$128,317,542	$5,972,835	$0^	$134,290,377
Futures Contracts***	$155,100	$—	$—	$155,100

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by industry, please refer to the Schedule of Investments.
*** The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Schedule of Investments.
^ Level 3 securities are valued at $0 and represent 0.0% of net assets.
There were no transfers between levels during the quarter ended March 31, 2016.

Calvert VP EAFE International Index	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks**	$146,213,774	$114,449	$0	$146,328,223
Preferred Stocks**	753,065	—	—	753,065
Exchange-Traded Products	5,251,675	—	—	5,251,675
Time Deposit	—	601,542	—	601,542
TOTAL	$152,218,514	$715,991	$0^	$152,934,505

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by country, please refer to the Schedule of Investments.
^ Level 3 securities are valued at $0 and represent 0.0% of net assets.
On March 31, 2016, for certain securities which trade primarily outside the U.S., adjustments to prices due to movements against a specified benchmark were not necessary. As a result, $145,348,965 transferred out of Level 2 into Level 1. The amount of this transfer was determined based on the fair value of the securities at the end of the period.

Calvert VP Volatility Managed Moderate	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Exchange-Traded Products	$91,387,005	$—	$—	$91,387,005
Time Deposit	—	5,060,863	—	5,060,863
TOTAL	$91,387,005	$5,060,863	$—	$96,447,868
Futures Contracts**	$144,076	$—	$—	$144,076

* For a complete listing of investments, please refer to the Schedule of Investments.
** The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Schedule of Investments.
There were no transfers between levels during the quarter ended March 31, 2016.

Calvert VP Volatility Managed Moderate Growth	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Exchange-Traded Products	$62,403,170	$—	$—	$62,403,170
Time Deposit	—	4,202,760	—	4,202,760
TOTAL	$62,403,170	$4,202,760	$—	$66,605,930
Futures Contracts**	$12,024	$—	$—	$12,024

* For a complete listing of investments, please refer to the Schedule of Investments.
** The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Schedule of Investments.
There were no transfers between levels during the quarter ended March 31, 2016.

Calvert VP Volatility Managed Growth	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Exchange-Traded Products	$109,234,374	$—	$—	$109,234,374
Time Deposit	—	7,264,882	—	7,264,882
TOTAL	$109,234,374	$7,264,882	$—	$116,499,256
Futures Contracts**	($377,706)	$—	$—	($377,706)

* For a complete listing of investments, please refer to the Schedule of Investments.
** The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Schedule of Investments.
There were no transfers between levels during the quarter ended March 31, 2016.

Calvert VP Natural Resources	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Exchange-Traded Products	$49,890,992	$—	$—	$49,890,992
Time Deposit	—	534,206	—	534,206
TOTAL	$49,890,992	$534,206	$—	$50,425,198

* For a complete listing of investments, please refer to the Schedule of Investments.
There were no transfers between levels during the quarter ended March 31, 2016.

Calvert VP NASDAQ 100 Index	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks**	$87,552,999	$—	$—	$87,552,999
Exchange-Traded Products	2,129,400	—	—	2,129,400
U.S. Treasury Obligations	—	299,546	—	299,546
Time Deposit	—	2,886,315	—	2,886,315
TOTAL	$89,682,399	$3,185,861	$—	$92,868,260
Futures Contracts***	$87,063	$—	$—	$87,063

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by industry, please refer to the Schedule of Investments.
*** The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Schedule of Investments.
There were no transfers between levels during the quarter ended March 31, 2016.
Futures Contracts: The Portfolios may purchase and sell futures contracts to provide equity market exposure to the Portfolios’ uncommitted cash balances or to manage overall portfolio volatility. These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. government obligations. The Portfolios are subject to market risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios may use futures contracts to hedge against changes in the value of securities, interest rates or foreign currencies. The Portfolios may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolios’ ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Portfolios.
During the period ended March 31, 2016, futures contracts were used to hedge the lack of equity market exposure inherent in a cash position and, in the case of the VP Volatility Managed Portfolios, to adjust the Portfolios’ overall equity exposure in an effort to stabilize portfolio volatility around a target level. The Portfolios’ futures contracts at period end are presented in the Schedules of Investments.
The volume of outstanding contracts has varied throughout the period with an average number of contracts as in the following table:

	Average Number of Contracts *
	Long	Short
Calvert VP S&P 500 Index Portfolio	53	-
Calvert VP S&P MidCap 400 Index Portfolio	77	-
Calvert VP Russell 2000 Small Cap Index Portfolio	52	-
Calvert VP Volatility Managed Moderate Portfolio	20	(58)
Calvert VP Volatility Managed Moderate Growth Portfolio	6	(73)
Calvert VP Volatility Managed Growth Portfolio	-	(270)
Calvert VP NASDAQ 100 Index Portfolio	30	-
* Averages are based on activity levels during the period ended March 31, 2016.
Security Transactions: Security transactions are accounted for on trade date.
Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
NOTE B — INVESTMENT ACTIVITY AND TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) at March 31, 2016.

	Calvert VP SRI Large Cap Value Portfolio	Calvert VP S&P 500 Index Portfolio	Calvert VP Investment Grade Bond Index Portfolio	Calvert VP S&P MidCap 400 Index Portfolio	Calvert VP Russell 2000 Small Cap Index Portfolio	Calvert VP EAFE International Index Portfolio
Unrealized appreciation	$4,653,084	$141,871,806	$8,130,697	$70,045,736	$36,021,253	$28,617,863
Unrealized (depreciation)	(8,292,951)	(12,619,076)	(1,462,014)	(15,919,093)	(21,864,223)	(21,750,526)
Net unrealized appreciation (depreciation)	($3,639,867)	$129,252,730	$6,668,683	$54,126,643	$14,157,030	$6,867,337

Federal income tax cost of investments	$80,774,443	$218,826,691	$181,329,683	$184,914,049	$120,133,347	$146,067,169

	Calvert VP Volatility Managed Moderate Portfolio	Calvert VP Volatility Managed Moderate Growth Portfolio	Calvert VP Volatility Managed Growth Portfolio	Calvert VP Natural Resources Portfolio	Calvert VP NASDAQ 100 Index Portfolio
Unrealized appreciation	$1,763,339	$907,460	$2,661,705	$238,302	$42,368,437
Unrealized (depreciation)	(1,823,508)	(1,218,860)	(2,488,766)	(19,589,159)	(1,475,998)
Net unrealized appreciation (depreciation)	($60,169)	($311,400)	$172,939	($19,350,857)	$40,892,439
Federal income tax cost of investments	$96,508,037	$66,917,330	$116,326,317	$69,776,055	$51,975,822

Item 2. Controls and Procedures.

(a)    The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b)    There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3. Exhibits.

    A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

Filed herewith.

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT VARIABLE PRODUCTS, INC.

By:	/s/ John H. Streur John H. Streur President -- Principal Executive Officer
Date:    May 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

    /s/ John H. Streur
    John H. Streur
    President -- Principal Executive Officer
Date:    May 24, 2016

    /s/ Vicki L. Benjamin
    Vicki L. Benjamin
    Treasurer -- Principal Financial Officer
Date:    May 24, 2016